UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 9/30/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Report to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Fund	ARTZX	N/A	APHEX
Artisan Global Discovery Fund	APFDX	N/A	N/A
Artisan Global Equity Fund	ARTHX	N/A	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small Cap Fund	ARTJX	N/A	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Thematic Fund	ARTTX	APDTX	N/A
Artisan Value Fund	ARTLX	APDLX	APHLX

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSIONS ON FUND PERFORMANCE
2	Artisan Developing World Fund
4	Artisan Emerging Markets Fund
6	Artisan Global Discovery Fund
8	Artisan Global Equity Fund
10	Artisan Global Opportunities Fund
12	Artisan Global Value Fund
14	Artisan High Income Fund
16	Artisan International Fund
18	Artisan International Small Cap Fund
20	Artisan International Value Fund
22	Artisan Mid Cap Fund
24	Artisan Mid Cap Value Fund
26	Artisan Small Cap Fund
28	Artisan Thematic Fund
30	Artisan Value Fund

SCHEDULES OF INVESTMENTS
32	Artisan Developing World Fund
34	Artisan Emerging Markets Fund
37	Artisan Global Discovery Fund
39	Artisan Global Equity Fund
42	Artisan Global Opportunities Fund
44	Artisan Global Value Fund
46	Artisan High Income Fund
53	Artisan International Fund
56	Artisan International Small Cap Fund
58	Artisan International Value Fund
60	Artisan Mid Cap Fund
63	Artisan Mid Cap Value Fund
65	Artisan Small Cap Fund
67	Artisan Thematic Fund
70	Artisan Value Fund

72	STATEMENTS OF ASSETS AND LIABILITIES

76	STATEMENTS OF OPERATIONS

80	STATEMENTS OF CHANGES IN NET ASSETS

88	FINANCIAL HIGHLIGHTS

103	NOTES TO FINANCIAL STATEMENTS

141	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

144	SHAREHOLDER EXPENSE EXAMPLE

149	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

155	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

158	PROXY VOTING POLICIES AND PROCEDURES

158	INFORMATION ABOUT PORTFOLIO SECURITIES

159	DIRECTORS AND OFFICERS

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

This report and the audited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of September 30, 2018. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN DEVELOPING WORLD FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/29/2015 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Developing World Fund – Investor Shares (6/29/2015)	-9.99%	11.43%	4.69%
Artisan Developing World Fund – Advisor Shares (6/29/2015)	-9.87	11.66	4.88
Artisan Developing World Fund – Institutional Shares (6/29/2015)	-9.80	11.77	4.98
MSCI Emerging Markets Index	-0.81	12.36	5.23	*

*	As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

2	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, global equities were broadly positive. Though emerging and developed European markets finished in slightly negative territory, US markets delivered strong results. Concerns around escalating trade wars along with a strengthening US dollar hampered international results while the US corporate tax cut helped to propel domestic equities.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	14.3%
Consumer Discretionary	21.4	29.6
Consumer Staples	13.9	15.7
Financials	11.4	19.1
Health Care	10.5	0.8
Industrials	5.5	5.2
Information Technology	23.1	9.5
Materials	1.8	–
Real Estate	1.7	1.0
Telecommunication Services	2.5	–
Other assets less liabilities	8.2	4.8
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Chinese airport operator Shanghai International Airport, Hong Kong-based insurance and financials services group AIA Group, Chinese spirits manufacturer Kweichow Moutai, US-based retail electronic payments network provider Visa and Argentinian online trading site for Latin American markets MercadoLibre. Bottom contributors during the period included: Argentinian financial services holding company Galicia Financial Group, Russian food retailer Magnit, Brazilian education company Kroton Educacional, Brazilian electronic payment solutions company Cielo and Argentine commercial banking company Grupo Supervielle.

REGION ALLOCATION

Region	9/30/2017	9/30/2018
Emerging Asia	35.0%	46.4%
Developed Markets	26.0	28.7
Latin America	18.0	13.3
Europe, Middle East & Africa	12.8	6.8

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Chinese hotel operator and franchisor Huazhu Group, Netherlands-based semiconductor manufacturing equipment company ASML Holding, Thai convenience store operator CP ALL, Brazilian banking services provider Itau Unibanco and UK-based alcoholic beverage producer Diageo. We funded these purchases in part through exiting our positions in Magnit, Reckitt Benckiser Group, Kroton Educational, China Biologic Products and Cielo.

Artisan Partners Funds	3

ARTISAN EMERGING MARKETS FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Emerging Markets Fund – Investor Shares (6/2/2008)	-2.70%	15.66%	4.72%	3.87%	-0.64%
Artisan Emerging Markets Fund – Institutional Shares (6/26/2006)	-2.57	15.68	4.81	4.02	4.59
MSCI Emerging Markets Index	-0.81	12.36	3.61	5.40	5.83	*

*	As of Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners Limited Partnership’s (the “Adviser” or “Artisan Partners”) contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

4	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, global equities were broadly positive. Though emerging and developed European markets finished in slightly negative territory, US markets delivered strong results. Concerns around escalating trade wars along with a strengthening US dollar hampered international results while the US corporate tax cut helped to propel domestic equities.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	9.6%
Consumer Discretionary	14.0	14.0
Consumer Staples	2.5	1.6
Energy	7.1	7.8
Financials	21.2	19.8
Health Care	7.4	8.9
Industrials	8.8	8.9
Information Technology	27.5	17.4
Materials	6.8	6.6
Real Estate	–	1.4
Telecommunication Services	0.7	–
Utilities	1.5	1.3
Other assets less liabilities	2.5	2.7
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Taiwanese integrated circuits manufacturer Taiwan Semiconductor Manufacturing, Indian petrochemical and refining company Reliance Industries, Korean manufacturer of bio-healthcare products Samsung Biologics, Chinese pharmaceutical company Sino Biopharmaceutical and Brazilian iron ore producer Vale. Bottom contributors during the period included: Argentine commercial banking company Grupo Supervielle, Turkish private investment and development bank Turkiye Sinai Kalkinma Bankasi, Turkish private bank Akbank, Indian ceramic tile company Kajaria Ceramics and Russian food retailer Magnit.

REGION ALLOCATION

Region	9/30/2017	9/30/2018
Emerging Asia	54.7%	61.3%
Europe, Middle East & Africa	17.8	17.9
Latin America	17.6	13.5
Developed Markets	7.4	4.6

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Russian mining company Polyus, Chinese video entertainment provider iQIYI, Chinese online travel agency service provider Ctrip.com International, Indonesian telecom provider Telekomunikasi Indonesia Persero and UAE-based real estate development company Emaar Properties. We funded these purchases in part through exiting our positions in Hon Hai Precision Industry, Randgold Resources, YPF, NMC Health and Detsky Mir.

Artisan Partners Funds	5

ARTISAN GLOBAL DISCOVERY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (8/21/2017 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	Since Inception
Artisan Global Discovery Fund – Investor Shares (8/21/2017)	20.90%	22.07%
MSCI ACWI Index	9.77	12.23	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to performance. IPO investments may contribute significantly to a small portfolio’s return, an effect that will generally decrease as assets grow. IPO investments may be unavailable in the future. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

6	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, global equities were broadly positive. Though emerging and developed European markets finished in slightly negative territory, US markets delivered strong results. Concerns around escalating trade wars along with a strengthening US dollar hampered international results while the US corporate tax cut helped to propel domestic equities.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	5.9%
Consumer Discretionary	11.2	11.7
Consumer Staples	9.6	4.4
Energy	4.5	3.8
Financials	7.5	11.4
Health Care	10.0	11.7
Industrials	21.0	20.4
Information Technology	27.8	27.7
Other assets less liabilities	8.4	3.0
	100%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based provider of electronic components used in marine, environmental and industrial applications Teledyne, US-based electronic transaction processing provider Global Payments, US-based cloud computing company Veeva, Japanese cosmetic and toiletry products manufacturer Shiseido, and UK-based beverage company Fevertree Drinks. Bottom contributors during the period included: US-based automative parts and equipment provider Delphi Technologies, US-based biopharmaceutical company Regeneron, Chinese online direct sales company JD.com, US-based automotive cockpit electronics supplier Visteon and US-based consumer products retailer Newell Brands.

REGION ALLOCATION

Region	9/30/2017	9/30/2018
Americas	55.3%	61.0%
Europe	20.2	22.4
Pacific Basin	9.7	8.6
Emerging Markets	6.4	5.0

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Hong Kong-based power tools and equipment manufacturer Techtronic Industries, US-based energy exploration and production company Noble Energy, US-based vacuum systems manufacturer Gardner Denver Holdings, US-based insurance holding company Progressive, and Spanish transaction processor for the global travel industry Amadeus IT Group. We funded these purchases in part through exiting our positions in Gartner, Regeneron, Bid Corp, Intertek Group and Aramark.

Artisan Partners Funds	7

ARTISAN GLOBAL EQUITY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/29/2010 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Equity Fund – Investor Shares (3/29/2010)	16.38%	13.99%	9.88%	12.44%
Artisan Global Equity Fund – Institutional Shares (10/15/2015)	16.73	n/a	n/a	12.79
MSCI ACWI Index	9.77	13.40	8.67	8.74	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to performance. IPO investments may contribute significantly to a small portfolio’s return, an effect that will generally decrease as assets grow. IPO investments may be unavailable in the future. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

8	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, global equities were broadly positive. Though emerging and developed European markets finished in slightly negative territory, US markets delivered strong results. Concerns around escalating trade wars along with a strengthening US dollar hampered international results while the US corporate tax cut helped to propel domestic equities.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	5.2%
Consumer Discretionary	3.4	0.1
Consumer Staples	5.1	8.4
Energy	0.2	3.5
Financials	21.1	18.4
Health Care	9.2	14.2
Industrials	10.4	16.0
Information Technology	42.1	24.3
Materials	5.4	5.9
Telecommunication Services	1.1	–
Utilities	2.0	0.6
Other assets less liabilities	0.0 †	3.4
	100.0%	100.0%

†	Amount rounds to less than 0.1%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: German Internet payment and processing services provider Wirecard, Japanese cosmetic company Kose, US-based biopharmaceutical company PTC, US-based financial transaction processing service provider Mastercard and US-based online retailer Amazon.com. Bottom contributors during the period included: US-based biopharmaceutical firm Celgene, Netherlands-based diversified financial services provider ING, Indian investment services provider ICICI, Chilean electricity utility company Enel Americas and Denmark-based biotechnology company Genmab.

REGION ALLOCATION

Sector	9/30/2017	9/30/2018
Americas	54.5%	47.2%
Europe	28.7	40.8
Emerging Markets	12.2	5.0
Pacific Basin	4.6	3.6

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based packaged food and beverage company Mondelez International, French airplane and military equipment manufacturer Airbus, Swedish producer of advanced medical products Elekta, US-based developer of health care products and services Abbott Laboratories, and US-based health care product manufacturer and service provider Johnson & Johnson. We funded these purchases in part through exiting our positions in Applied Materials, Celgene Corp, ServiceNow, Alibaba and PTC.

Artisan Partners Funds	9

ARTISAN GLOBAL OPPORTUNITIES FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Opportunities Fund – Investor Shares (9/22/2008)	12.19%	16.57%	11.53%	12.57%	11.75%
Artisan Global Opportunities Fund – Advisor Shares (4/1/2015)	12.32	16.70	n/a	n/a	12.79
Artisan Global Opportunities Fund – Institutional Shares (7/26/2011)	12.48	16.85	11.80	n/a	12.22
MSCI ACWI Index	9.77	13.40	8.67	8.19	7.44	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

10	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, global equities were broadly positive. Though emerging and developed European markets finished slightly negative, US markets delivered strong results. Concerns around escalating trade wars, along with a strengthening US dollar, hampered international results while the US corporate tax cut helped to propel domestic equities.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	10.5%
Consumer Discretionary	11.1	14.8
Consumer Staples	9.7	7.1
Energy	3.2	5.3
Financials	12.2	11.8
Health Care	13.4	13.3
Industrials	11.6	9.0
Information Technology	29.1	22.8
Materials	3.2	1.2
Other assets less liabilities	6.5	4.2
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based retail electronic payments network provider Visa, Japanese cosmetic and toiletry products manufacturer Shiseido, US-based processing and technology services company IHS Markit, Swiss integrated software solutions company Temenos and UK-based beverage company Fevertree Drinks. Bottom contributors during the period included: Denmark-based biotechnology company Genmab, Netherlands-based diversified financial services provider ING, Chinese online direct sales company JD.com, US-based biopharmaceutical company Regeneron and Brazilian electronic payment solutions company Cielo.

REGION ALLOCATION

Sector	9/30/2017	9/30/2018
Americas	49.0%	49.7%
Europe	21.4	25.6
Pacific Basin	16.4	15.1
Emerging Markets	6.7	5.4

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Hong Kong-based power tools and equipment manufacturer Techtronic Industries, UK-based pharmaceutical company AstraZeneca, US-based insurance holding company Progressive, French digital entertainment provider Vivendi and US-based home improvement retailer Lowe’s. We funded these purchases in part through exiting our positions in Facebook, Intertek, Regeneron, Bid Corp and SAP.

Artisan Partners Funds	11

ARTISAN GLOBAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Value Fund – Investor Shares (12/10/2007)	4.16%	11.80%	8.17%	10.59%	7.91%
Artisan Global Value Fund – Advisor Shares (4/1/2015)	4.27	11.96	n/a	n/a	7.85
Artisan Global Value Fund – Institutional Shares (7/17/2012)	4.40	12.08	8.43	n/a	12.12
MSCI ACWI Index	9.77	13.40	8.67	8.19	4.36	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

12	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, global equities were broadly positive. Though emerging and developed European markets finished in slightly negative territory, US markets delivered strong results. Concerns around escalating trade wars along with a strengthening US dollar hampered international results while the US corporate tax cut helped to propel domestic equities.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	10.8%
Consumer Discretionary	4.3	8.6
Consumer Staples	6.9	6.0
Energy	2.8	2.2
Financials	34.5	30.6
Health Care	5.5	9.8
Industrials	9.2	8.9
Information Technology	23.0	13.1
Materials	0.3	1.5
Telecommunication Services	3.0	–
Other assets less liabilities	10.5	8.5
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based auto parts and accessories retailer Advance Auto Parts, US-based wireless communications equipment manufacturer QUALCOMM, US-based medical device manufacturer Medtronic, US-based insurance holding company Progressive and US-based software provider Microsoft. Bottom contributors during the period included: Brazilian telecommunications company Telefonica Brasil, Netherlands-based diversified financial services provider ING, Japanese Internet company Yahoo Japan, UK-based bank Lloyds Banking Group and US-based insurance company Arch Capital Group.

REGION ALLOCATION

Sector	9/30/2017	9/30/2018
Americas	46.5%	47.5%
Europe	28.3	29.1
Emerging Markets	12.9	13.5
Pacific Basin	1.8	1.4

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based dental supply manufacturer DENTSPLY SIRONA, US-based online travel company Expedia Group, French on-site service solution provider Sodexo, UK-based pharmaceutical company GlaxoSmithKline and US-based specialty pharmaceuticals company Allergan. We funded these purchases in part through exiting our positions in Microsoft, Citizens Financial Group, Cisco Systems, TE Connectivity and Diageo.

Artisan Partners Funds	13

ARTISAN HIGH INCOME FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/19/2014 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	Since Inception
Artisan High Income Fund – Investor Shares (3/19/2014)	4.66%	8.67%	6.54%
Artisan High Income Fund – Advisor Shares (3/19/2014)	4.83	8.86	6.71
Artisan High Income Fund – Institutional Shares (10/3/2016)	5.02	n/a	7.48
ICE BofAML U.S. High Yield Master II Total Return Index	2.94	8.19	4.70	*

*	As of Investor and Advisor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

14	Artisan Partners Funds

INVESTING ENVIRONMENT

Non-investment grade credit markets posted broadly positive returns during the 12-month period ended September 30, 2018 despite yield spreads anchored near post-crisis lows. Credit markets were supported by a combination of strong fundamentals, favorable technicals and overarching positive sentiment for risk assets.

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based apparel product provider J. Crew, US-based omni-channel luxury fashion retailer Neiman Marcus, US-based on-shore and natural gas exploration and production company EPEnergy, US-based real estate development provider HUB Holdings and US-based provider of weight-control programs Weight Watchers. Bottom contributors during the period included: US-based apparel provider FullBeauty Brands, Netherlands-based telecommunications and media services provider Ziggo, US-based real estate investment trust VEREIT, US-based holding company that provides television broadcasting services Univision Communications, and US-based insurance and services provider Acrisure.

PORTFOLIO COMPOSITION

Sector	9/30/2017	9/30/2018
Corporate Bonds	70.9%	71.0%
Bank Loans	21.8	22.5
Convertible Debentures	0.4	0.5
Preferred Stocks	0.3	0.2
Common Stock	0.0 †	0.1
Other assets less liabilities	6.6	5.7
	100.0%	100.0%

†	Amount rounds to less than 0.1%

PORTFOLIO CHANGES

During the period, we identified several new investment opportunities for the portfolio, including US-based enterprise software solutions provider Vertafore, US-based distributor of propane and other natural gas liquid Ferrellgas, US-based national wireless carrier T-Mobile, US-based health care services provider HCA, and US-based packaging and consumer goods company Crown Holdings. We funded these purchases in part through exiting our positions in Gates Global, Kronos, CF Industries, Frontier Communications and Scientific Games.

Artisan Partners Funds	15

ARTISAN INTERNATIONAL FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Investor Shares (12/28/1995)	4.45%	8.30%	3.99%	6.64%	8.92%
Artisan International Fund – Advisor Shares (4/1/2015)	4.58	8.46	n/a	n/a	2.83
Artisan International Fund – Institutional Shares (7/1/1997)	4.67	8.54	4.23	6.88	7.88
MSCI EAFE Index	2.74	9.23	4.42	5.38	4.88	*
MSCI ACWI ex USA Index†	1.76	9.97	4.12	5.18	5.28	*

*	As of Investor Shares inception date.
†	The performance of the Index represents linked performance data for the MSCI ACWI ex USA (Gross) Index from inception to 12/31/2000 and the MSCI ACWI ex USA (Net) Index from 1/1/2001 forward.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

16	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, global equities were broadly positive. Though emerging and developed European markets finished in slightly negative territory, US markets delivered strong results. Concerns around escalating trade wars along with a strengthening US dollar hampered international results while the US corporate tax cut helped to propel domestic equities.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	0.2%
Consumer Discretionary	5.2	–
Consumer Staples	14.4	10.9
Energy	0.3	3.2
Financials	25.5	27.5
Health Care	6.1	9.5
Industrials	18.3	22.0
Information Technology	17.5	7.8
Materials	8.8	13.0
Telecommunication Services	2.5	–
Utilities	–	0.8
Other assets less liabilities	1.4	5.1
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: German Internet payment and processing services provider Wirecard, Germany-based European exchange operator Deutsche Boerse, US-based online retailer Amazon.com, German gases and engineering company Linde, and US-based medical device manufacturer Medtronic. Bottom contributors during the period included: Netherlands-based diversified financial services provider ING, German mail delivery provider Deutsche Post, Italian banking and financial services company Intesa Sanpaolo, Italian commercial banking company UniCredit and Ireland-based low-cost airline Ryanair Holdings.

REGION ALLOCATION

Sector	9/30/2017	9/30/2018
Europe	57.0%	72.0%
Americas	17.9	10.3
Emerging Markets	13.0	7.2
Pacific Basin	10.7	5.4

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: French airplane and military equipment manufacturer Airbus, French producer of industrial and healthcare gases Air Liquide, Belgian alcoholic beverage manufacturer Anheuser-Busch, Indian housing loan provider Housing Development Finance Corp, and Brazilian oil and natural gas supplier Petrobras. We funded these purchases in part through exiting our positions in Alibaba, Liberty Global, Coca-Cola European Partners, Japan Tobacco and Samsung Electronics.

Artisan Partners Funds	17

ARTISAN INTERNATIONAL SMALL CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Small Cap Fund – Investor Shares (12/21/2001)	8.70%	8.01%	4.80%	9.46%	11.70%
Artisan International Small Cap Fund – Institutional Shares (4/12/2016)	8.94	n/a	n/a	n/a	10.15
MSCI EAFE Index	2.74	9.23	4.42	5.38	6.18	*
MSCI EAFE Small Cap Index	3.73	12.39	7.96	9.68	10.33	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

18	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, global equities were broadly positive. Though emerging and developed European markets finished in slightly negative territory, US markets delivered strong results. Concerns around escalating trade wars along with a strengthening US dollar hampered international results while the US corporate tax cut helped to propel domestic equities.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	6.4%
Consumer Discretionary	18.2	11.5
Consumer Staples	3.7	1.6
Financials	13.6	18.2
Health Care	14.4	14.8
Industrials	12.5	13.2
Information Technology	20.8	17.0
Materials	4.1	2.4
Real Estate	1.3	4.4
Telecommunication Services	3.6	–
Utilities	1.2	–
Other assets less liabilities	6.6	10.5
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: German Internet payment and processing services provider Wirecard, UK-based electronic markets and post-trade business NEX Group, Dutch provider of carrier and cloud-neutral colocation data center services InterXion, Dutch producer and marketer of life-saving equipment Ambu, and Swedish developer of digital-cell morphology solutions Cellavision. Bottom contributors during the period included: German cable-service provider Tele Columbus, Swiss medical product manufacturer Comet Holding, German carbon and graphite materials producer SGL Carbon, UK-based funeral services provider Dignity and Indian investment services provider ICICI.

REGION ALLOCATION

Sector	9/30/2017	9/30/2018
Europe	79.8%	69.8%
Pacific Basin	3.9	9.0
Americas	2.5	6.9
Emerging Markets	7.2	3.8

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Swedish developer of digital-cell morphology solutions Cellavision, Japanese online delivery service Yume No Machi, Spanish real estate developer Aedas Homes, Swedish brake and air suspension manufacturer for heavy vehicles Haldex, and US-based radiation therapy technology developer ViewRay. We funded these purchases in part through exiting our positions in Comet Holdings, Takkt, Banco del Bajio, NKT and Buzzi Unicem.

Artisan Partners Funds	19

ARTISAN INTERNATIONAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Value Fund – Investor Shares (9/23/2002)	-1.99%	8.70%	5.45%	9.24%	12.38%
Artisan International Value Fund – Advisor Shares (4/1/2015)	-1.87	8.85	n/a	n/a	4.98
Artisan International Value Fund – Institutional Shares (10/1/2006)	-1.79	8.94	5.69	9.46	7.08
MSCI EAFE Index	2.74	9.23	4.42	5.38	7.92	*
MSCI ACWI ex USA Index	1.76	9.97	4.12	5.18	8.41	*
MSCI EAFE Value Index†	-0.36	8.12	3.14	4.49	7.67	*

*	As of Investor Shares inception date.
†	Effective 1/31/2018, the Fund’s secondary benchmark was changed from the MSCI EAFE Value Index to the MSCI ACWI ex USA Index, which will provide an appropriate comparison in light of the Fund’s investment strategy.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

20	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, global equities were broadly positive. Though emerging and developed European markets finished in slightly negative territory, US markets delivered strong results. Concerns around escalating trade wars along with a strengthening US dollar hampered international results while the US corporate tax cut helped to propel domestic equities.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	10.7%
Consumer Discretionary	10.6	9.7
Consumer Staples	8.0	7.7
Energy	3.1	3.2
Financials	23.7	22.3
Health Care	5.4	8.7
Industrials	13.5	11.0
Information Technology	18.0	11.3
Materials	0.3	2.3
Telecommunication Services	2.9	–
Other assets less liabilities	14.5	13.1
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based medical device manufacturer Medtronic, UK-based food retailer Tesco, Swedish telecommunications company Telefonaktiebolaget LM Ericsson, Japanese industrial electronics manufacturer Tokyo Electron and UK-based catering service provider Compass Group. Bottom contributors during the period included: Netherlands-based diversified financial services provider ING, Brazilian telecommunications company Telefonica Brasil, Japanese Internet company Yahoo Japan, US-based insurance company Arch Capital Group, and German-based healthcare and agricultural product manufacturer Bayer.

REGION ALLOCATION

Sector	9/30/2017	9/30/2018
Europe	51.6%	55.5%
Emerging Markets	14.9	16.4
Americas	14.4	13.6
Pacific Basin	4.6	1.4

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Swiss building material provider LafargeHolcim, Swiss multinational packaged food provider Nestle, UK-based pharmaceutical company GlaxoSmithKline, Spanish banking service provider Bankia and Danish global semiconductor manufacturer NXP Semiconductors. We funded these purchases in part through exiting our positions in Tokyo Electron, Stanley Electric, Accenture, Philips and Unilever.

Artisan Partners Funds	21

ARTISAN MID CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund – Investor Shares (6/27/1997)	21.12%	13.67%	9.95%	13.22%	13.55%
Artisan Mid Cap Fund – Advisor Shares (4/1/2015)	21.26	13.81	n/a	n/a	10.05
Artisan Mid Cap Fund – Institutional Shares (7/1/2000)	21.37	13.92	10.21	13.51	8.65
Russell Midcap® Index	13.98	14.52	11.65	12.31	9.98	*
Russell Midcap® Growth Index	21.10	16.65	13.00	13.46	8.99	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

22	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, US stock returns advanced across the market-cap spectrum. The implementation of tax cuts along with strong corporate profits that lead to an increase in stock buyback programs drove domestic markets higher. From a style standpoint, growth stocks outperformed value, while performance across the market-cap spectrum remained relatively undifferentiated.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	3.9%
Consumer Discretionary	15.6	10.9
Consumer Staples	3.4	1.5
Energy	3.7	2.3
Financials	11.7	9.6
Health Care	17.7	17.4
Industrials	19.4	17.2
Information Technology	24.1	32.5
Materials	1.2	2.0
Other assets less liabilities	3.2	2.7
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: enterprise software designer and developer Atlassian, cloud computing company Veeva, electronic transaction processing provider Global Payments, insurance holding company Progressive and analytics software provider Tableau. Bottom contributors during the period included: automotive parts and equipment provider Delphi Technologies, Denmark-based biotechnology company Genmab, biopharmaceutical company Regeneron, medical services and solutions provider Envision Healthcare, and auto parts provider LKQ.

REGION ALLOCATION

Sector	9/30/2017	9/30/2018
Americas	92.4%	92.4%
Europe	2.1	2.9
Pacific Basin	1.5	1.0
Emerging Markets	0.8	1.0

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: global power tool provider Stanley Black & Decker, entertainment software developer Take-Two Interactive Software, athletic clothing retailer lululemon athletica, biopharmaceutical company Alexion Pharmaceuticals, and thermal imaging and broadcast camera company Flir. We funded these purchases in part through exiting our positions in S&P Global, Cigna, Regeneron, Waste Connections and Becton Dickinson.

Artisan Partners Funds	23

ARTISAN MID CAP VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Value Fund – Investor Shares (3/28/2001)	8.55%	12.54%	6.94%	9.94%	10.52%
Artisan Mid Cap Value Fund – Advisor Shares (4/1/2015)	8.68	12.67	n/a	n/a	6.97
Artisan Mid Cap Value Fund – Institutional Shares (2/1/2012)	8.75	12.77	7.17	n/a	9.98
Russell Midcap® Index	13.98	14.52	11.65	12.31	9.99	*
Russell Midcap® Value Index	8.81	13.09	10.72	11.29	10.18	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

24	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, US stock returns advanced across the market-cap spectrum. The implementation of tax cuts along with strong corporate profits that lead to an increase in stock buyback programs drove domestic markets higher. From a style standpoint, growth stocks outperformed value, while performance across the market-cap spectrum remained relatively undifferentiated.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	13.6%
Consumer Discretionary	15.4	13.7
Consumer Staples	1.9	3.0
Energy	13.3	10.7
Financials	22.4	21.3
Health Care	1.8	1.1
Industrials	13.0	15.7
Information Technology	11.6	4.5
Materials	9.9	7.7
Real Estate	1.9	2.7
Utilities	1.2	–
Other assets less liabilities	7.6	6.0
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: media and Internet company IAC/InterActive, oil and gas company Hess, refiner and marketer of petroleum products Andeavor, food retailer Kroger, and engineering and construction firm Fluor. Bottom contributors during the period included: aviation, marine and ground transportation services company World Fuel Services, automotive parts and equipment provider Delphi Technologies, automotive company AutoNation, oil and gas company Cimarex Energy, and lease and rental company Ryder System.

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: moving and storage solutions provider AMERCO, broadcasting and television company CBS, consumer financial services company Synchrony Financial, media marketing company GCI Liberty and Canadian crop inputs and services provider Nutrien. We funded these purchases in part through exiting our positions in Goldcorp, Avnet, Allstate, Cars.com and Kinross Gold.

Artisan Partners Funds	25

ARTISAN SMALL CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund – Investor Shares (3/28/1995)	34.71%	20.81%	12.73%	14.41%	9.88%
Artisan Small Cap Fund – Advisor Shares (2/1/2017)	34.89	n/a	n/a	n/a	30.31
Artisan Small Cap Fund – Institutional Shares (5/7/2012)	34.94	21.06	12.96	n/a	16.08
Russell 2000® Index	15.24	17.12	11.07	11.11	9.77	*
Russell 2000® Growth Index	21.06	17.98	12.14	12.65	8.37	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

26	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, US stock returns advanced across the market-cap spectrum. The implementation of tax cuts along with strong corporate profits that lead to an increase in stock buyback programs drove domestic markets higher. From a style standpoint, growth stocks outperformed value, while performance across the market-cap spectrum remained relatively undifferentiated.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	2.2%
Consumer Discretionary	11.4	13.8
Consumer Staples	0.7	–
Energy	2.4	1.6
Financials	6.7	3.6
Health Care	16.0	19.8
Industrials	23.2	20.3
Information Technology	35.3	35.7
Materials	–	1.2
Other assets less liabilities	4.3	1.8
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: medical device firm DexCom, cloud computing company Veeva, enterprise software designer and developer Atlassian, Canadian premium outerwear brand Canada Goose Holdings, and provider of electronic components used in marine, environmental and industrial applications Teledyne. Bottom contributors during the period included: automative parts and equipment provider Delphi Technologies, automotive cockpit electronics supplier Visteon, molecular diagnostic company GenMark Diagnostics, lighting fixture supplier Acuity Brands and medical device company Nevro.

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: analytics software provider Tableau Software, precision components manufacturer Curtiss-Wright, online educational platform Chegg, public relations softwire provider Cision and power management solutions manufacturer Monolithic Power Systems. We funded these purchases in part through exiting our positions in Take-Two Interactive Software, Acuity Brands, IDEX Corp, CBOE Global Markets and LKQ Corp.

Artisan Partners Funds	27

ARTISAN THEMATIC FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (4/24/2017 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	Since Inception
Artisan Thematic Fund – Investor Shares (4/24/2017)	34.31%	37.82%
Artisan Thematic Fund – Advisor Shares (7/31/2018)	n/a	4.12	(1)
S&P 500® Index	17.91	17.63	*

(1)	For the period from commencement of operations 7/31/2018 through 9/30/2018; not annualized.
*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to performance. IPO investments may contribute significantly to a small portfolio’s return, an effect that will generally decrease as assets grow. IPO investments may be unavailable in the future. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

28	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, global equities were broadly positive. Though emerging and developed European markets finished in slightly negative territory, US markets delivered strong results. Concerns around escalating trade wars along with a strengthening US dollar hampered international results while the US corporate tax cut helped to propel domestic equities.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communications	–%	3.8%
Consumer Discretionary	20.6	–
Consumer Staples	5.3	4.1
Financials	11.7	27.1
Health Care	1.0	9.4
Industrials	11.6	11.8
Information Technology	45.2	–
Materials	4.0	–
Technology	–	26.9
Other assets less liabilities	0.6	16.9
	100.0%	100.0%

PERFORMANCE DISCUSSION*

Top contributors within the portfolio during the period included: US-based CRM software provider Salesforce.com, US-based producer and supplier of frozen potato products Lamb Weston, US-based retail electronic payments network provider Visa, US-based communications equipment company Harris and Japanese video game company Nintendo. Bottom contributors during the period included: US-based distributor of refined petroleum products and ammonia Magellan Midstream Partners, US-based oilfield services provider TechnipFMC, US-based auto parts provider LKQ, US-based airport facilities provider Hudson and US-based cable telecommunications company Charter Communications.

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based REIT Equinix, US-based data provider IHS Markit, US-based wireless communications infrastructure owner and operator SBA Communications, US-based operator of global commodity and financial markets Intercontinental Exchange and US -based industrial supply provider Danaher. We funded these purchases in part through exiting our positions in CDK Global, Comcast, Cable One, Salesforce.com and Facebook.

*	For options, exposures have been delta-adjusted to determine contribution to return.

Artisan Partners Funds	29

ARTISAN VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 9/30/2018)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2018)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Value Fund – Investor Shares (3/27/2006)	9.32%	16.87%	9.42%	9.81%	7.35%
Artisan Value Fund – Advisor Shares (4/1/2015)	9.43	17.01	n/a	n/a	9.69
Artisan Value Fund – Institutional Shares (7/26/2011)	9.56	17.10	9.65	n/a	10.49
Russell 1000® Index	17.76	17.07	13.67	12.09	8.99	*
Russell 1000® Value Index	9.45	13.55	10.72	9.79	7.12	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

30	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2018, US stock returns advanced across the market-cap spectrum. The implementation of tax cuts along with strong corporate profits that lead to an increase in stock buyback programs drove domestic markets higher. From a style standpoint, growth stocks outperformed value, while performance across the market-cap spectrum remained relatively undifferentiated.

SECTOR DIVERSIFICATION

Sector	9/30/2017	9/30/2018
Communication Services	–%	13.6%
Consumer Discretionary	13.9	10.8
Energy	14.4	11.6
Financials	18.9	19.9
Health Care	7.7	7.0
Industrials	5.8	5.5
Information Technology	16.7	13.7
Materials	15.2	9.6
Real Estate	2.0	2.0
Other assets less liabilities	5.4	6.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: technology designer and manufacturer Apple, oil and gas company Hess, oil and gas company Occidental Petroleum, provider of communications networking solutions Cisco Systems and Internet search engine operator Alphabet. Bottom contributors during the period included: French auto parts manufacturer Cie Generale des Etablissements Michelin, provider of health care products and services Cardinal Health, consumer financial services company Synchrony Financial, automotive company AutoNation and provider of e-commerce services Qurate Retail.

REGION ALLOCATION

Region	9/30/2017	9/30/2018
Americas	87.9%	87.0%
Europe	3.5	4.2
Emerging Markets	3.2	2.5

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: media and television broadcasting company Comcast, consumer financial services company Synchrony Financial, social networking website operator Facebook, provider of e-commerce services Qurate Retail and global investment management firm Oaktree Capital Group. We funded these purchases in part through exiting our positions in Goldcorp, Kinross Gold, Alleghany Corp, Express Scripts and Cognizant Technology Solutions.

Artisan Partners Funds	31

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.1%

ARGENTINA - 0.6%
Grupo Financiero Galicia S.A. (DR)	524,501	$13,338

BRAZIL - 7.4%
BK Brasil Operacao e Assessoria a Restaurantes S.A.(1)	7,113,809	23,692
Hypera S.A.	2,558,900	18,071
Lojas Renner S.A.	2,534,800	19,457
Magazine Luiza S.A.	648,900	19,681
Pagseguro Digital Ltd., Class A(1)	1,452,071	40,179
Rumo S.A. (1)	11,163,100	41,406

		162,486
CHINA - 30.7%
Alibaba Group Holding Ltd. (DR)(1)	619,032	101,992
Baidu, Inc. (DR)(1)	302,532	69,183
China Literature Ltd.(1)	3,473,944	21,833
Han’s Laser Technology Industry Group Co., Ltd.	3,960,229	24,387
Hangzhou Hikvision Digital Technology Co., Ltd.	16,435,716	68,651
Huazhu Group Ltd. (DR)	2,058,477	66,489
Kweichow Moutai Co., Ltd., Class A	944,902	100,250
Shanghai International Airport Co., Ltd., Class A	5,608,124	47,901
TAL Education Group (DR)(1)	2,781,132	71,503
Tencent Holdings Ltd.	2,424,100	100,081

		672,270
FRANCE - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	61,656	21,805

HONG KONG - 7.6%
AIA Group Ltd.	11,258,900	100,532
Galaxy Entertainment Group Ltd.	10,353,000	65,662

		166,194
INDIA - 12.3%
Dish TV India Ltd.(1)	19,660,925	15,731
Eicher Motors Ltd.	145,815	48,778
HDFC Bank Ltd. (DR)	1,100,555	103,562
ICICI Bank Ltd.	5,165,790	21,806
ICICI Bank Ltd. (DR)(2)	2,551,008	21,658
PVR Ltd.	1,129,890	18,732
Titan Co., Ltd.	3,528,119	39,136

		269,403
MEXICO - 1.0%
Banco del Bajio S.A.	8,890,653	21,949

NETHERLANDS - 7.2%
ASML Holding N.V. (DR)	299,672	56,344
Unilever N.V. (DR)	1,838,603	102,392

		158,736
PERU - 2.2%
Credicorp Ltd.	211,812	47,251

PHILIPPINES - 0.9%
Puregold Price Club, Inc.	24,983,820	20,808

POLAND - 0.8%
Dino Polska S.A.(1)	682,986	18,451

RUSSIA - 5.0%
Sberbank of Russia PJSC (DR)	3,300,726	41,853
Yandex N.V., Class A(1)	2,026,018	66,636

		108,489
THAILAND - 2.5%
CP ALL PCL(3)	25,734,900	54,907

UNITED ARAB EMIRATES - 1.0%
Emaar Properties PJSC(3)	15,904,889	21,445

UNITED KINGDOM - 2.1%
Diageo plc	1,296,572	45,950

UNITED STATES - 10.8%
Aptiv plc	669,522	56,173
Facebook, Inc., Class A(1)	133,165	21,900
MercadoLibre, Inc.	211,447	71,992
Starbucks Corp.	748,915	42,568
Visa, Inc., Class A	289,694	43,480

		236,113

Total common stocks (Cost $1,855,586)		2,039,595

PREFERRED STOCK - 2.1%

BRAZIL - 2.1%
Itau Unibanco Holding S.A., 0.36%(2)	4,237,200	46,301

Total preferred stock (Cost $45,613)		46,301

32	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.9%

MONEY MARKET FUNDS - 3.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	28,116,919	$28,117
Federated Treasury Obligations Fund - Institutional Class, 2.06%	28,116,919	28,117
Fidelity Treasury Fund - Institutional Class, 1.97%	28,111,020	28,111

Total short-term investments (cash equivalents) (Cost $84,345)		84,345

Total investments - 99.1% (Cost $1,985,544)		2,170,241

Other assets less liabilities - 0.9%		20,734

Total net assets - 100.0%(4)		$2,190,975

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $76,352, or 3.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$314,096	14.5%
Consumer Discretionary	648,928	29.9
Consumer Staples	342,758	15.8
Financials	418,250	19.3
Health Care	18,071	0.8
Industrials	113,694	5.2
Information Technology	208,654	9.6
Real Estate	21,445	1.0
Short-term investments	84,345	3.9

Total investments	$2,170,241	100.0%

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$168,608	7.8%
British pound	45,950	2.1
Chinese yuan renminbi offshore	241,189	11.1
Euro	124,197	5.7
Hong Kong dollar	288,108	13.3
Indian rupee	144,183	6.6
Mexican peso	21,949	1.0
Philippine peso	20,808	1.0
Polish zloty	18,451	0.9
Thai baht	54,907	2.5
U.S. dollar	1,020,446	47.0
UAE dirham	21,445	1.0

Total investments	$2,170,241	100.0%

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
HDFC Bank Ltd.	India	4.7%
Unilever N.V.	Netherlands	4.7
Alibaba Group Holding Ltd.	China	4.7
AIA Group Ltd.	Hong Kong	4.6
Kweichow Moutai Co., Ltd.	China	4.6
Tencent Holdings Ltd.	China	4.6
MercadoLibre, Inc.	United States	3.3
TAL Education Group	China	3.3
Baidu, Inc.	China	3.2
Hangzhou Hikvision Digital Technology Co., Ltd.	China	3.1

Total		40.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	33

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.3%

ARGENTINA - 1.4%
Grupo Supervielle S.A. (DR)	56,884	$436
Pampa Energia S.A. (DR)(1)	10,750	334

		770
BRAZIL - 4.7%
Anima Holding S.A.	54,400	184
CVC Brasil Operadora e Agencia de Viagens S.A.	29,163	313
Linx S.A.	115,500	468
Petroleo Brasileiro S.A.	99,989	600
Vale S.A.	71,213	1,055

		2,620
CHILE - 1.9%
Empresa Nacional de Telecomunicaciones S.A.	59,403	504
SACI Falabella	66,877	544

		1,048
CHINA - 22.7%
Alibaba Group Holding Ltd. (DR)(1)	18,956	3,123
Baidu, Inc. (DR)(1)	4,902	1,121
China High Precision Automation Group Ltd.(1)(2)(3)	9,066,000	–
China Life Insurance Co., Ltd., Class H	293,800	667
China Petroleum & Chemical Corp., Class H	1,039,453	1,041
China Traditional Chinese Medicine Holdings Co., Ltd.	1,048,000	712
Ctrip.com International Ltd. (DR)(1)	14,020	521
Digital China Holdings Ltd.(1)	1,108,460	593
iQIYI, Inc. (DR)(1)	19,861	538
Noah Holdings Ltd. (DR)(1)	22,145	933
Sino Biopharmaceutical Ltd.	1,130,500	1,054
Sinopharm Group Co., Ltd., Class H	192,900	944
Zhuzhou CRRC Times Electric Co., Ltd., Class H	234,615	1,340

		12,587
CZECH REPUBLIC - 1.0%
Moneta Money Bank AS(3)	153,179	564

GREECE - 1.6%
Alpha Bank AE(1)	160,648	231
JUMBO S.A.	42,392	630

		861
HONG KONG - 1.6%
AIA Group Ltd.	101,065	902

INDIA - 7.7%
Godrej Consumer Products Ltd.	38,808	414
INDIA (CONTINUED)
Havells India Ltd.	52,795	432
ICICI Bank Ltd.	217,451	918
Kajaria Ceramics Ltd.	73,541	371
Phoenix Mills Ltd.	31,636	245
Reliance Industries Ltd.	86,128	1,490
Westlife Development Ltd.(1)	85,408	422

		4,292
INDONESIA - 3.8%
Astra International Tbk PT	1,119,370	552
Bank Rakyat Indonesia Persero Tbk PT	2,501,100	529
Indofood CBP Sukses Makmur Tbk PT	838,600	497
Telekomunikasi Indonesia Persero Tbk PT	2,123,100	518

		2,096
KOREA - 14.5%
Kia Motors Corp.	17,847	565
LG Chem Ltd.	1,846	608
Medy-Tox, Inc.	1,313	733
Naver Corp.	729	470
Samsung Biologics Co., Ltd.(1)	2,388	1,150
Samsung Electronics Co., Ltd.	87,853	3,679
Shinhan Financial Group Co., Ltd.	19,776	802

		8,007
MALAYSIA - 0.7%
AirAsia Group Bhd	500,300	382

MEXICO - 1.1%
Cemex S.A.B. de C.V., UNIT(1)	830,918	585

NIGERIA - 0.5%
Ecobank Transnational, Inc.(1)	5,083,446	250

PERU - 1.5%
Credicorp Ltd.	2,392	534
Grana y Montero S.A.A. (DR)(1)	117,067	316

		850
POLAND - 0.5%
PLAY Communications S.A.	51,743	282

RUSSIA - 5.5%
Lukoil PJSC (DR)	15,379	1,180
MMC Norilsk Nickel PJSC (DR)	40,989	709
Polyus PJSC (DR)	21,690	681
Yandex N.V., Class A(1)	13,653	449

		3,019

34	Artisan Partners Funds

	Shares Held	Value
SOUTH AFRICA - 5.0%
FirstRand Ltd.	120,591	$579
Foschini Group Ltd.	60,913	747
Naspers Ltd., Class N	6,692	1,444

		2,770
TAIWAN - 10.6%
E Ink Holdings, Inc.	776,000	796
MediaTek, Inc.	83,794	676
Sunny Friend Environmental Technology Co., Ltd.	133,000	971
Taiwan Semiconductor Manufacturing Co., Ltd.	397,647	3,419

		5,862
THAILAND - 0.8%
Bangkok Bank PCL (DR)(4)	70,800	460

TURKEY - 0.9%
Turkiye Sinai Kalkinma Bankasi AS	3,521,127	502

UNITED ARAB EMIRATES - 0.9%
Emaar Development PJSC(1)(3)	355,628	507

UNITED KINGDOM - 2.1%
Georgia Healthcare Group plc(1)	124,346	357
Global Ports Holding plc	118,178	824

		1,181
UNITED STATES - 0.8%
Copa Holdings S.A., Class A(4)	3,847	307
MercadoLibre, Inc.	467	159

		466
VIETNAM - 0.5%
Vietnam Technological & Commercial Joint Stock Bank(1)	230,090	287

Total common stocks (Cost $47,156)		51,150

PREFERRED STOCKS - 5.0%

BRAZIL - 2.2%
Cia Energetica de Minas Gerais, 4.93%(4)	224,800	399
Itau Unibanco Holding S.A., 0.36%(4)	74,435	813

		1,212
COLOMBIA - 0.7%
Banco Davivienda S.A., 2.41%(4)	35,537	410

RUSSIA - 2.1%
Sberbank of Russia PJSC, 4.35%(3)(4)	443,842	1,159

Total preferred stocks (Cost $2,337)		2,781

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.4%

MONEY MARKET FUNDS - 2.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	441,116	$441
Federated Treasury Obligations Fund - Institutional Class, 2.06%	441,116	441
Fidelity Treasury Fund - Institutional Class, 1.97%	441,163	441

Total short-term investments (cash equivalents) (Cost $1,323)		1,323

Total investments - 99.7% (Cost $50,816)		55,254

Other assets less liabilities - 0.3%		150

Total net assets - 100.0%(5)		$55,404

(1)	Non-income producing security.
(2)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,230, or 4.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(4)	Non-voting shares.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$5,326	9.6%
Consumer Discretionary	7,760	14.0
Consumer Staples	911	1.7
Energy	4,311	7.8
Financials	10,976	19.9
Health Care	4,950	9.0
Industrials	4,943	8.9
Information Technology	9,631	17.4
Materials	3,638	6.6
Real Estate	752	1.4
Utilities	733	1.3
Short-term investments	1,323	2.4

Total investments	$55,254	100.0%

Artisan Partners Funds	35

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$3,832	6.9%
British pound	1,181	2.1
Chilean peso	1,048	1.9
Colombian peso	410	0.8
Czech koruna	564	1.0
Euro	861	1.6
Hong Kong dollar	7,253	13.1
Indian rupee	4,292	7.8
Indonesian rupiah	2,096	3.8
Korean won	8,007	14.5
Malaysian ringgit	382	0.7
Mexican peso	585	1.1
Nigerian naira	250	0.5
Polish zloty	282	0.5
South African rand	2,770	5.0
Taiwan dollar	5,862	10.6
Thai baht	460	0.8
Turkish lira	502	0.9
U.S. dollar	13,823	25.0
UAE dirham	507	0.9
Vietnamese dong	287	0.5

Total investments	$55,254	100.0%

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	6.2
Alibaba Group Holding Ltd.	China	5.6
Reliance Industries Ltd.	India	2.7
Naspers Ltd.	South Africa	2.6
Zhuzhou CRRC Times Electric Co., Ltd.	China	2.4
Lukoil PJSC	Russia	2.1
Sberbank of Russia PJSC	Russia	2.1
Samsung Biologics Co., Ltd.	Korea	2.1
Baidu, Inc.	China	2.0

Total		34.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

36	Artisan Partners Funds

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.1%

AUSTRALIA - 1.9%
Treasury Wine Estates Ltd.	112,357	$1,421

BRAZIL - 2.0%
Notre Dame Intermedica Participacoes S.A.(1)	126,700	827
Pagseguro Digital Ltd., Class A (1)	23,772	658

		1,485
CANADA - 2.4%
BlackBerry Ltd.(1)	75,589	860
Canada Goose Holdings, Inc.(1)	14,429	932

		1,792
CHINA - 0.8%
Kingdee International Software Group Co., Ltd.	582,000	633

DENMARK - 1.5%
Genmab AS(1)	7,124	1,120

FRANCE - 2.4%
Orpea	4,829	625
Vivendi S.A.	46,367	1,193

		1,818
GERMANY - 2.0%
Puma SE	1,512	746
Varta AG(1)	22,657	745

		1,491
HONG KONG - 3.5%
Techtronic Industries Co., Ltd.	409,900	2,618

INDIA - 2.2%
Eicher Motors Ltd.	979	327
HDFC Bank Ltd. (DR)	14,066	1,324

		1,651
JAPAN - 3.2%
Nintendo Co., Ltd.	4,100	1,496
Shiseido Co., Ltd.	12,000	929

		2,425
NETHERLANDS - 6.7%
Adyen N.V.(1)	692	565
ASML Holding N.V.	9,199	1,719
IMCD N.V.	27,349	2,129
Takeaway.com N.V.(1)	10,195	659

		5,072
SPAIN - 1.9%
Amadeus IT Group S.A.	15,395	1,430

SWITZERLAND - 1.3%
Temenos AG(1)	6,013	975

UNITED KINGDOM - 5.6%
B&M European Value Retail S.A.	245,426	1,237
Farfetch Ltd., Class A(1)	27,126	739
Fevertree Drinks plc	21,125	993
Halma plc	46,971	885
Standard Chartered plc	48,904	406

		4,260
UNITED STATES - 58.7%
Alexion Pharmaceuticals, Inc.(1)	8,448	1,174
Boston Scientific Corp.(1)	64,661	2,489
BWX Technologies, Inc.	45,340	2,836
Cintas Corp.	5,135	1,016
Cision Ltd.(1)	33,870	569
Coherent, Inc.(1)	2,547	439
Cree, Inc.(1)	26,737	1,013
Delphi Technologies plc	23,243	729
Diamondback Energy, Inc.	8,588	1,161
First Republic Bank	20,225	1,942
FLIR Systems, Inc.	21,613	1,329
Gardner Denver Holdings, Inc.(1)	58,446	1,656
Global Payments, Inc.	28,979	3,692
Guidewire Software, Inc.(1)	29,522	2,982
IHS Markit Ltd.(1)	39,121	2,111
New York Times Co., Class A	35,560	823
Noble Energy, Inc.	55,001	1,715
Novanta, Inc.(1)	13,764	941
Progressive Corp.	22,881	1,625
Tableau Software, Inc., Class A(1)	19,560	2,186
TD Ameritrade Holding Corp.	21,915	1,158
Teledyne Technologies, Inc.(1)	16,782	4,140
Veeva Systems, Inc., Class A(1)	17,266	1,880
Visteon Corp.(1)	8,512	791
Wabtec Corp.	7,250	760
Webster Financial Corp.	35,741	2,107
Zynga, Inc., Class A(1)	233,411	936

		44,200

Total common stocks (Cost $66,184)		72,391

Artisan Partners Funds	37

	Shares Held	Value
PREFERRED STOCK - 0.9%

GERMANY - 0.9%
Sartorius AG, 0.40%(2)	4,341	$705

Total preferred stock (Cost $556)		705

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.3%

MONEY MARKET FUNDS - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	815,424	815
Federated Treasury Obligations Fund - Institutional Class, 2.06%	815,424	815
Fidelity Treasury Fund - Institutional Class, 1.97%	815,527	816

Total short-term investments (cash equivalents) (Cost $2,446)		2,446

Total investments - 100.3% (Cost $69,186)		75,542

Other assets less liabilities - (0.3)%		(221)

Total net assets - 100.0%(3)		$75,321

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$4,448	5.9%
Consumer Discretionary	8,778	11.6
Consumer Staples	3,343	4.4
Energy	2,876	3.8
Financials	8,562	11.3
Health Care	8,820	11.7
Industrials	15,393	20.4
Information Technology	20,876	27.6
Short-term investments	2,446	3.3

Total investments	$75,542	100.0%

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$1,421	1.9%
Brazilian real	827	1.1
British pound	3,521	4.7
Danish krone	1,120	1.5
Euro	10,516	13.9
Hong Kong dollar	3,251	4.3
Indian rupee	327	0.4
Japanese yen	2,425	3.2
Swiss franc	975	1.3
U.S. dollar	51,159	67.7

Total investments	$75,542	100.0%

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Teledyne Technologies, Inc.	United States	5.5%
Global Payments, Inc.	United States	4.9
Guidewire Software, Inc.	United States	4.0
BWX Technologies, Inc.	United States	3.8
Techtronic Industries Co., Ltd.	Hong Kong	3.5
Boston Scientific Corp.	United States	3.3
Tableau Software, Inc.	United States	2.9
IMCD N.V.	Netherlands	2.8
IHS Markit Ltd.	United States	2.8
Webster Financial Corp.	United States	2.8

Total		36.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.4%

BELGIUM - 0.7%
Anheuser-Busch InBev S.A.	26,234	$2,291

BRAZIL - 1.4%
Petroleo Brasileiro S.A. (DR)	362,174	4,371

CANADA - 1.8%
CAE, Inc.	128,175	2,602
Canadian Pacific Railway Ltd.	14,894	3,156

		5,758
CHINA - 0.2%
Kweichow Moutai Co., Ltd., Class A	5,899	626

DENMARK - 0.9%
Genmab AS(1)	19,172	3,015

FINLAND - 0.6%
Fortum Oyj	81,371	2,040

FRANCE - 8.1%
Air Liquide S.A.	44,255	5,822
Airbus SE	74,160	9,315
BNP Paribas S.A.	60,401	3,696
Ipsen S.A.	13,107	2,203
Safran S.A.	18,008	2,524
Vinci S.A.	24,378	2,321

		25,881
GERMANY - 14.3%
Deutsche Boerse AG	103,374	13,851
Linde AG	5,092	1,053
Linde AG, Tender Shares	50,222	11,878
Wirecard AG	88,189	19,116

		45,898
HONG KONG - 1.0%
AIA Group Ltd.	365,795	3,266

INDIA - 2.3%
Housing Development Finance Corp., Ltd.	226,632	5,471
ICICI Securities Ltd.	495,512	1,971

		7,442
ITALY - 1.0%
Intesa Sanpaolo S.p.A.	1,191,198	3,044

JAPAN - 2.6%
Calbee, Inc.	76,800	2,528
GMO Payment Gateway, Inc.	54,800	3,396
Obic Co., Ltd.	23,700	2,242

		8,166
NETHERLANDS - 5.3%
ASM International N.V.	1,476	76
ING Groep N.V.	580,644	7,540
InterXion Holding N.V.(1)	137,920	9,282

		16,898
SWEDEN - 2.4%
Elekta AB, Class B	582,691	7,838

SWITZERLAND - 4.4%
Idorsia Ltd.(1)	17,930	452
Lonza Group AG(1)	18,364	6,268
Nestle S.A.	49,534	4,130
Sonova Holding AG	15,496	3,084

		13,934
UNITED KINGDOM - 3.0%
Ferguson plc	40,529	3,441
HSBC Holdings plc	230,236	2,010
London Stock Exchange Group plc	41,218	2,464
Rentokil Initial plc	377,858	1,568

		9,483
UNITED STATES - 45.4%
Abbott Laboratories	94,873	6,960
Alphabet, Inc., Class A(1)	4,964	5,992
Alphabet, Inc., Class C(1)(2)	5,256	6,273
Anthem, Inc.	5,925	1,624
Apptio, Inc., Class A(1)	84,438	3,121
Atlassian Corp. plc, Class A(1)	47,560	4,572
Bio-Rad Laboratories, Inc.(1)	5,537	1,733
Citizens Financial Group, Inc.	104,741	4,040
CME Group, Inc.	15,659	2,665
Dolby Laboratories, Inc., Class A	54,768	3,832
Elanco Animal Health, Inc.(1)	4,607	161
Facebook, Inc., Class A(1)	22,238	3,657
Fidelity National Information Services, Inc.	54,173	5,909
Flexion Therapeutics, Inc.(1)	80,359	1,504
Harris Corp.	64,281	10,877
IHS Markit Ltd.(1)	96,745	5,220
Intercontinental Exchange, Inc.	118,518	8,876
Johnson & Johnson	46,001	6,356
Lamb Weston Holdings, Inc.	106,823	7,114
Marathon Petroleum Corp.	38,471	3,077

Artisan Partners Funds	39

	Shares Held	Value
UNITED STATES (CONTINUED)
MasterCard, Inc., Class A	42,973	$9,566
Mondelez International, Inc., Class A	234,308	10,066
PayPal Holdings, Inc.(1)	66,713	5,860
Q2 Holdings, Inc.(1)	50,047	3,030
Raytheon Co.	49,931	10,319
Roku, Inc.(1)	4,389	321
Spotify Technology S.A.(1)	3,373	610
Tableau Software, Inc., Class A(1)	42,509	4,750
ViewRay, Inc.(1)	466,175	4,363
Worldpay, Inc., Class A(1)	28,235	2,858

		145,306

Total common stocks (Cost $243,381)		305,257

PREFERRED STOCK - 1.2%

BRAZIL - 1.2%
Petroleo Brasileiro S.A., 0.38%(2)	704,478	3,679

Total preferred stock (Cost $4,218)		3,679

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.7%

MONEY MARKET FUNDS - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	2,924,811	2,925
Federated Treasury Obligations Fund - Institutional Class, 2.06%	2,924,811	2,925
Fidelity Treasury Fund - Institutional Class, 1.97%	2,925,689	2,926

Total short-term investments (cash equivalents) (Cost $8,776)		8,776

Total investments - 99.3% (Cost $256,375)		317,712

Other assets less liabilities - 0.7%		2,315

Total net assets - 100.0%(3)		$320,027

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$16,532	5.2%
Consumer Discretionary	321	0.1
Consumer Staples	26,755	8.4
Energy	11,127	3.5
Financials	58,894	18.5
Health Care	45,561	14.3
Industrials	51,343	16.2
Information Technology	77,610	24.4
Materials	18,753	5.9
Utilities	2,040	0.7
Short-term investments	8,776	2.8

Total investments	$317,712	100.0%

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$3,679	1.2%
British pound	9,483	3.0
Canadian dollar	2,602	0.8
Chinese yuan renminbi offshore	626	0.2
Danish krone	3,015	0.9
Euro	86,770	27.3
Hong Kong dollar	3,266	1.0
Indian rupee	7,442	2.3
Japanese yen	8,166	2.6
Swedish krona	7,838	2.5
Swiss franc	13,934	4.4
U.S. dollar	170,891	53.8

Total investments	$317,712	100.0%

40	Artisan Partners Funds

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	6.0%
Deutsche Boerse AG	Germany	4.3
Linde AG	Germany	4.0
Alphabet, Inc.	United States	3.8
Harris Corp.	United States	3.4
Raytheon Co.	United States	3.2
Mondelez International, Inc.	United States	3.2
MasterCard, Inc.	United States	3.0
Airbus SE	France	2.9
InterXion Holding N.V.	Netherlands	2.9

Total		36.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.8%

AUSTRALIA - 1.9%
Treasury Wine Estates Ltd.	5,188,255	$65,593

BELGIUM - 1.2%
Umicore S.A.	721,616	40,358

BRAZIL - 0.9%
Pagseguro Digital Ltd., Class A(1)	1,157,141	32,018

CHINA - 2.5%
Tencent Holdings Ltd.	1,632,817	67,412
Xiaomi Corp., Class B(1)	8,012,200	15,864

		83,276
DENMARK - 2.0%
Genmab AS(1)	440,484	69,266

FRANCE - 2.0%
Vivendi S.A.	2,637,814	67,899

GERMANY - 1.6%
Adidas AG	225,757	55,280

HONG KONG - 5.2%
Sands China Ltd.	11,690,889	52,941
Techtronic Industries Co., Ltd.	19,178,745	122,496

		175,437
INDIA - 2.0%
HDFC Bank Ltd. (DR)	712,868	67,081

JAPAN - 8.0%
Daifuku Co., Ltd.	1,005,900	51,260
Keyence Corp.	70,200	40,766
Nintendo Co., Ltd.	240,526	87,768
Shiseido Co., Ltd.	1,198,018	92,777

		272,571
NETHERLANDS - 3.5%
ASML Holding N.V. (DR)	415,814	78,181
ING Groep N.V.	3,048,833	39,590

		117,771
SPAIN - 2.6%
Amadeus IT Group S.A.	963,943	89,557

SWITZERLAND - 5.3%
Lonza Group AG(1)	245,135	83,677
Temenos AG(1)	591,571	95,963

		179,640
UNITED KINGDOM - 7.4%
AstraZeneca plc	1,091,075	84,800
Burberry Group plc	597,431	15,691
Fevertree Drinks plc	1,805,738	84,918
London Stock Exchange Group plc	1,118,417	66,852

		252,261
UNITED STATES - 49.7%
Activision Blizzard, Inc.	532,904	44,332
Alphabet, Inc., Class A(1)	75,064	90,608
Anthem, Inc.	377,150	103,358
Aptiv plc	1,003,541	84,197
Atlassian Corp. plc, Class A(1)	484,657	46,595
Bank of America Corp.	4,159,069	122,526
Booking Holdings, Inc.(1)	21,636	42,926
Boston Scientific Corp.(1)	2,860,188	110,117
Cree, Inc.(1)	430,955	16,320
Fortive Corp.	339,189	28,560
IHS Markit Ltd.(1)	4,198,682	226,561
LKQ Corp.(1)	2,008,581	63,612
Lowe’s Cos., Inc.	583,427	66,989
Noble Energy, Inc.	2,640,702	82,363
Pioneer Natural Resources Co.	555,581	96,777
Progressive Corp.	1,125,435	79,951
S&P Global, Inc.	83,047	16,227
salesforce.com, Inc.(1)	421,509	67,033
State Street Corp.	125,111	10,482
Visa, Inc., Class A	1,548,088	232,352
Worldpay, Inc., Class A(1)	604,858	61,254

		1,693,140

Total common stocks (Cost $2,434,573)		3,261,148

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.7%

MONEY MARKET FUNDS - 3.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	42,463,907	42,464
Federated Treasury Obligations Fund - Institutional Class, 2.06%	42,463,907	42,464

42	Artisan Partners Funds

	Shares Held	Value
MONEY MARKET FUNDS (CONTINUED)
Fidelity Treasury Fund - Institutional Class, 1.97%	42,462,357	$42,462

Total short-term investments (cash equivalents) (Cost $127,390)		127,390

Total investments - 99.5% (Cost $2,561,963)		3,388,538

Other assets less liabilities - 0.5%		16,548

Total net assets - 100.0%(2)		$3,405,086

(1)	Non-income producing security.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$358,019	10.6%
Consumer Discretionary	504,132	14.9
Consumer Staples	243,288	7.2
Energy	179,140	5.3
Financials	402,709	11.9
Health Care	451,218	13.3
Industrials	306,381	9.0
Information Technology	775,903	22.9
Materials	40,358	1.2
Short-term investments	127,390	3.7

Total investments	$3,388,538	100.0%

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$65,593	1.9%
British pound	252,261	7.5
Danish krone	69,266	2.1
Euro	292,684	8.6
Hong Kong dollar	258,713	7.6
Japanese yen	272,571	8.0
Swiss franc	179,640	5.3
U.S. dollar	1,997,810	59.0

Total investments	$3,388,538	100.0%

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Visa, Inc.	United States	6.8%
IHS Markit Ltd.	United States	6.7
Bank of America Corp.	United States	3.6
Techtronic Industries Co., Ltd.	Hong Kong	3.6
Boston Scientific Corp.	United States	3.2
Anthem, Inc.	United States	3.0
Pioneer Natural Resources Co.	United States	2.8
Temenos AG	Switzerland	2.8
Shiseido Co., Ltd.	Japan	2.7
Alphabet, Inc.	United States	2.7

Total		37.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.4%

BELGIUM - 1.7%
Groupe Bruxelles Lambert S.A.	611,730	$64,136

BRAZIL - 2.3%
Telefonica Brasil S.A. (DR)	8,948,560	87,070

CANADA - 2.2%
Imperial Oil Ltd.	2,537,164	82,107

CHINA - 3.2%
Baidu, Inc. (DR)(1)	519,714	118,848

DENMARK - 1.9%
Carlsberg AS, Class B	136,604	16,385
ISS AS	1,520,031	53,485

		69,870
FRANCE - 1.7%
Sodexo S.A.	603,217	63,971

INDIA - 1.0%
Bharti Infratel Ltd.	10,182,186	36,830

JAPAN - 1.4%
Yahoo Japan Corp.	14,347,300	51,646

KOREA - 6.9%
Hyundai Motor Co.	247,706	28,918
KT&G Corp.	350,970	32,906
Naver Corp.	33,638	21,713
Samsung Electronics Co., Ltd.	4,119,175	172,491

		256,028
NETHERLANDS - 3.1%
ING Groep N.V.	4,295,475	55,778
NXP Semiconductors N.V.	677,815	57,953

		113,731
NORWAY - 0.4%
Orkla ASA	1,992,635	16,835

SPAIN - 1.1%
Bankia S.A.	10,723,502	42,045

SWITZERLAND - 9.9%
ABB Ltd.	4,575,994	108,129
Cie Financiere Richemont S.A.	638,367	52,037
SWITZERLAND (CONTINUED)
LafargeHolcim Ltd.(1)	1,137,852	56,174
Nestle S.A.	701,054	58,447
UBS Group AG(1)	5,826,881	92,028

		366,815
UNITED KINGDOM - 9.3%
GlaxoSmithKline plc	3,188,003	63,858
IMI plc	1,287,396	18,407
Lloyds Banking Group plc	125,165,903	96,694
Royal Bank of Scotland Group plc	20,698,959	67,447
Tesco plc	32,061,097	100,209

		346,615
UNITED STATES - 45.3%
Advance Auto Parts, Inc.	564,478	95,019
Allergan plc	312,903	59,602
Alphabet, Inc., Class A(1)	45,314	54,698
Alphabet, Inc., Class C(1)(2)	26,818	32,006
American Express Co.	918,857	97,849
Aon plc	393,740	60,549
Arch Capital Group Ltd.(1)	3,885,187	115,817
Bank of New York Mellon Corp.	2,559,220	130,495
Citigroup, Inc.	1,776,425	127,441
DENTSPLY SIRONA, Inc.	2,004,355	75,644
Expedia Group, Inc.	562,668	73,417
FedEx Corp.	236,678	56,990
Fluor Corp.	574,565	33,381
Johnson & Johnson	440,632	60,882
Marsh & McLennan Cos., Inc.	1,451,203	120,044
Medtronic plc	1,071,701	105,423
Oracle Corp.	2,581,375	133,096
Progressive Corp.	928,249	65,943
QUALCOMM, Inc.	1,726,338	124,348
United Technologies Corp.	441,138	61,675

		1,684,319

Total common stocks (Cost $2,845,420)		3,400,866

PREFERRED STOCK - 0.1%

KOREA - 0.1%
Hyundai Motor Co., 5.11%(2)	59,646	4,554

Total preferred stock (Cost $5,443)		4,554

44	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.1%

MONEY MARKET FUNDS - 8.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	100,178,531	$100,179
Federated Treasury Obligations Fund - Institutional Class, 2.06%	100,178,531	100,179
Fidelity Treasury Fund - Institutional Class, 1.97%	100,169,665	100,170

Total short-term investments (cash equivalents) (Cost $300,528)		300,528

Total investments - 99.6% (Cost $3,151,391)		3,705,948

Other assets less liabilities - 0.4%		14,202

Total net assets - 100.0%(3)		$3,720,150

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$402,811	10.9%
Consumer Discretionary	317,916	8.6
Consumer Staples	224,782	6.1
Energy	82,107	2.2
Financials	1,136,266	30.7
Health Care	365,409	9.8
Industrials	332,067	8.9
Information Technology	487,888	13.2
Materials	56,174	1.5
Short-term investments	300,528	8.1

Total investments	$3,705,948	100.0%

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$346,615	9.3%
Canadian dollar	82,107	2.2
Danish krone	69,870	1.9
Euro	225,930	6.1
Indian rupee	36,830	1.0
Japanese yen	51,646	1.4
Korean won	260,582	7.0
Norwegian krone	16,835	0.5
Swiss franc	366,815	9.9
U.S. dollar	2,248,718	60.7

Total investments	$3,705,948	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - September 30, 2018
Values in thousands
	Contract Settlement Date	Contract Amount				Unrealized Depreciation
Counterparty		Deliver		Receive
JPMorgan Chase Bank N.A.	11/7/2018	CNH	663,945	USD	96,252	$(138)

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	4.6%
Oracle Corp.	United States	3.6
Bank of New York Mellon Corp.	United States	3.5
Citigroup, Inc.	United States	3.4
QUALCOMM, Inc.	United States	3.3
Marsh & McLennan Cos., Inc.	United States	3.2
Baidu, Inc.	China	3.2
Arch Capital Group Ltd.	United States	3.1
ABB Ltd.	Switzerland	2.9
Medtronic plc	United States	2.8

Total		33.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN HIGH INCOME FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 71.0%

AGRICULTURE - 0.4%
Pinnacle Operating Corp., 9.00%, 5/15/2023(1)(2)(3)	$13,301	$11,838

BUILDING MATERIALS - 0.4%
Jeld-Wen, Inc., 4.63%, 12/15/2025(4)	15,232	14,052

CHEMICALS - 0.9%
Alpha 2 BV, 8.75% Cash, 9.50% PIK, 6/1/2023(4)(5)	9,950	10,099
OCI N.V., 6.63%, 4/15/2023(4)(5)	15,200	15,732
Starfruit Finco BV / Starfruit US Holdco LLC, 8.00%, 10/1/2026(4)(5)	2,350	2,383

		28,214
COMMERCIAL SERVICES - 2.4%
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/2022	28,620	29,407
Laureate Education, Inc., 8.25%, 5/1/2025(4)	14,453	15,477
ServiceMaster Co., LLC, 5.13%, 11/15/2024(4)	32,732	32,318

		77,202
DIVERSIFIED FINANCIAL SERVICES - 5.1%
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.50%, 4/15/2021(4)	18,612	19,031
NFP Corp., 6.88%, 7/15/2025(4)	61,848	61,848
Quicken Loans, Inc., 5.25%, 1/15/2028(4)	20,000	18,575
Springleaf Finance Corp., 7.13%, 3/15/2026	32,000	31,940
Werner FinCo L.P. / Werner FinCo, Inc., 8.75%, 7/15/2025(4)	35,865	34,609

		166,003
ENGINEERING & CONSTRUCTION - 2.8%
Frontdoor, Inc., 6.75%, 8/15/2026(4)	28,500	29,355
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/1/2022(4)	9,515	10,187
Tutor Perini Corp., 6.88%, 5/1/2025(4)	50,260	51,642

		91,184
GAS - 0.2%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.63%, 5/20/2024	6,500	6,451

HEALTHCARE-SERVICES - 3.5%
Eagle Holding Co., II LLC, 7.63% Cash, 8.38% PIK, 5/15/2022(4)	24,486	24,792
Hadrian Merger Sub, Inc., 8.50%, 5/1/2026(4)	20,500	19,578
HCA, Inc.,
5.25%, 4/15/2025	20,000	20,625
5.38%, 2/1/2025	9,000	9,180
5.38%, 9/1/2026	5,000	5,060
5.50%, 6/15/2047	30,000	30,412
5.63%, 9/1/2028	5,000	5,025

		114,672
INSURANCE - 4.6%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/2025(4)	45,075	42,018
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 8.25%, 8/1/2023(4)	4,515	4,673
Ardonagh Midco 3 plc, 8.63%, 7/15/2023(4)(5)	46,050	45,474
AssuredPartners, Inc., 7.00%, 8/15/2025(4)	10,996	10,886
HUB International Ltd., 7.00%, 5/1/2026(4)	28,554	28,592
York Risk Services Holding Corp., 8.50%, 10/1/2022(4)	18,727	16,433

		148,076
INVESTMENT COMPANIES - 1.2%
Compass Group Diversified Holdings LLC, 8.00%, 5/1/2026(4)	39,000	40,170

MACHINERY-DIVERSIFIED - 1.2%
SPX FLOW, Inc.,
5.63%, 8/15/2024(4)	22,025	22,133
5.88%, 8/15/2026(4)	15,600	15,678

		37,811
MEDIA - 14.1%
Altice Luxembourg S.A.,
7.63%, 2/15/2025(4)(5)	35,000	31,719
7.75%, 5/15/2022(4)(5)	5,000	4,866
Cablevision Systems Corp.,
5.88%, 9/15/2022	69,077	70,415
8.00%, 4/15/2020	4,767	5,023

46	Artisan Partners Funds

	Principal Amount	Value
MEDIA (CONTINUED)
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.00%, 2/1/2028(4)	$22,000	$20,678
5.13%, 5/1/2027(4)	46,000	43,613
5.50%, 5/1/2026(4)	108,580	107,358
5.75%, 2/15/2026(4)	25,000	25,094
5.88%, 5/1/2027(4)	4,000	3,965
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 4/1/2028(4)	20,000	20,950
CSC Holdings LLC, 6.75%, 11/15/2021	23,000	24,236
Virgin Media Secured Finance plc,
5.25%, 1/15/2026(4)(5)	12,000	11,734
5.50%, 8/15/2026(4)(5)	45,999	45,539
Ziggo Bond Finance BV, 6.00%, 1/15/2027(4)(5)	30,966	28,218
Ziggo BV, 5.50%, 1/15/2027(4)(5)	15,000	14,074

		457,482
MISCELLANEOUS MANUFACTURING - 0.5%
FXI Holdings, Inc., 7.88%, 11/1/2024(4)	16,600	15,832

OIL & GAS - 10.7%
Callon Petroleum Co., 6.13%, 10/1/2024	25,745	26,196
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/2023	24,000	24,510
8.25%, 7/15/2025	17,810	19,146
CrownRock L.P. / CrownRock Finance, Inc., 5.63%, 10/15/2025(4)	27,310	26,730
Endeavor Energy Resources L.P. / EER Finance, Inc.,
5.50%, 1/30/2026(4)	36,212	36,212
5.75%, 1/30/2028(4)	30,700	30,700
EP Energy LLC / Everest Acquisition Finance, Inc.,
8.00%, 2/15/2025(4)	101,684	77,788
9.38%, 5/1/2020	10,251	10,174
Laredo Petroleum, Inc., 6.25%, 3/15/2023	7,000	7,000
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026(4)	21,000	20,974
Seven Generations Energy Ltd.,
5.38%, 9/30/2025(4)(5)	9,623	9,358
6.75%, 5/1/2023(4)(5)	42,170	43,435
6.88%, 6/30/2023(4)(5)	15,440	15,980

		348,203
PACKAGING & CONTAINERS - 3.2%
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/2026	30,397	27,813
PACKAGING & CONTAINERS (CONTINUED)
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/2026(4)	23,083	22,102
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	5,126	5,574
Multi-Color Corp., 4.88%, 11/1/2025(4)	33,036	30,889
W/S Packaging Holdings, Inc., 9.00%, 4/15/2023(4)	15,405	15,925

		102,303
PHARMACEUTICALS - 0.5%
Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/2024(4)	12,530	13,376
NVA Holdings, Inc., 6.88%, 4/1/2026(4)	4,000	3,990

		17,366
PIPELINES - 0.9%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.38%, 9/15/2024	28,850	29,029

REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.0%
Iron Mountain US Holdings, Inc., 5.38%, 6/1/2026(4)	5,580	5,256
Iron Mountain, Inc., 5.75%, 8/15/2024	36,609	36,225
Vereit Operating Partnership L.P.,
4.60%, 2/6/2024	17,216	17,305
4.88%, 6/1/2026	69,785	70,388

		129,174
RETAIL - 8.8%
Beacon Roofing Supply, Inc., 4.88%, 11/1/2025(4)	66,500	61,263
Carvana Co., 8.88%, 10/1/2023(4)	8,000	8,040
Ferrellgas L.P. / Ferrellgas Finance Corp.,
6.50%, 5/1/2021	72,075	64,507
6.75%, 6/15/2023	3,816	3,186
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp.,
8.63%, 6/15/2020	6,128	5,822
8.63%, 6/15/2020	23,748	22,561
Group 1 Automotive, Inc., 5.25%, 12/15/2023(4)	19,905	19,606
J Crew Brand LLC / J Crew Brand Corp., 13.00%, 9/15/2021(4)	35,835	42,464
Penske Automotive Group, Inc., 5.38%, 12/1/2024	12,452	12,203
Sonic Automotive, Inc., 5.00%, 5/15/2023	49,502	46,656

		286,308

Artisan Partners Funds	47

	Principal Amount	Value
SOFTWARE - 3.0%
First Data Corp., 5.75%, 1/15/2024(4)	$66,320	$67,166
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/2024(4)	27,489	30,122

		97,288
TELECOMMUNICATIONS - 2.6%
T-Mobile USA, Inc.,
4.50%, 2/1/2026	21,900	20,876
4.75%, 2/1/2028	17,640	16,604
6.50%, 1/15/2026	45,750	47,932

		85,412

Total corporate bonds (Cost $2,317,977)		2,304,070

BANK LOANS - 22.5%(6)

ADVERTISING - 0.7%
Red Ventures LLC First Lien Term Loan B, 1 Month LIBOR + 4.00%, 6.24%, 11/8/2024	5,723	5,785
Red Ventures LLC Second Lien Term Loan, 1 Month LIBOR + 8.00%, 10.24%, 11/8/2025	15,031	15,313

		21,098
AEROSPACE/DEFENSE - 1.0%
Jazz Acquisition, Inc. First Lien Term Loan, 3 Month LIBOR + 3.50%, 5.89%, 6/19/2021	25,129	24,428
Jazz Acquisition, Inc. Second Lien Term Loan, 3 Month LIBOR + 6.75%, 9.14%, 6/19/2022	7,000	6,650

		31,078
AGRICULTURE - 0.3%
Pinnacle Operating Corp. First Lien Term Loan B, 1 Month LIBOR + 7.25%, 9.49%, 11/15/2021(1)	9,247	8,276

APPAREL - 0.0%†
Fullbeauty Brands Holdings Corp. Second Lien Term Loan, 1 Month LIBOR + 9.00%, 11.34%, 10/13/2023	1,000	71

CHEMICALS - 0.6%
Starfruit US Holldco LLC First Lien Term Loan B, 1 Month LIBOR + 3.25%, 5.51%, 9/20/2025(5)(7)	20,000	20,076
COMMERCIAL SERVICES - 0.7%
Boing US Holdco, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.25%, 5.59%, 10/3/2024	6,948	6,977
Weight Watchers International, Inc. First Lien Term Loan B,
1 Month LIBOR + 4.75%, 6.86%, 11/29/2024	2,639	2,669
3 Month LIBOR + 4.75%, 7.09%, 11/29/2024	14,205	14,364

		24,010
DIVERSIFIED FINANCIAL SERVICES - 0.5%
Werner FinCo L.P. First Lien Term Loan B, 3 Month LIBOR + 4.00%, 6.10%, 7/24/2024(1)	16,884	16,862

ENGINEERING & CONSTRUCTION - 0.5%
Pisces Midco, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.75%, 6.09%, 4/12/2025	9,975	10,063
Verra Mobility Corp. First Lien Term Loan B, 1 Month LIBOR + 3.75%, 5.99%, 2/28/2025	7,463	7,490

		17,553
FOOD - 0.2%
Chobani LLC First Lien Term Loan B, 1 Month LIBOR 3.50%, 5.76%, 10/7/2023(7)	7,830	7,634

HEALTHCARE-SERVICES - 2.9%
CCS-CMGC Holdings, Inc. First Lien Term Loan, 1 Month LIBOR 5.50%, 7.76%, 9/25/2025(7)	12,000	12,000
Community Health Systems, Inc. First Lien Term Loan H, 3 Month LIBOR + 3.25%, 5.56%, 1/27/2021	36,165	35,672
DentalCorp Perfect Smile ULC First Lien Delayed Draw Term Loan, 5.99%, 6/6/2025(1)(5)(7)	1,099	1,109
DentalCorp Perfect Smile ULC Second Lien Delayed Draw Term Loan, 9.74%, 6/6/2026(1)(5)(7)	561	565
DentalCorp Perfect Smile ULC First Lien Term Loan, 1 Month LIBOR + 3.75%, 5.99%, 6/6/2025(1)(5)	17,556	17,710
DentalCorp Perfect Smile ULC Second Lien Term Loan, 1 Month LIBOR + 7.50%, 9.74%, 6/6/2026(1)(5)	8,840	8,906

48	Artisan Partners Funds

	Principal Amount	Value
HEALTHCARE-SERVICES (CONTINUED)
Heartland Dental LLC First Lien Term Loan, 1 Month LIBOR + 3.75%, 5.99%, 4/30/2025	$17,348	$17,348

		93,310
INSURANCE - 3.5%
AssuredPartners, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.25%, 5.47%, 10/22/2024	19,802	19,843
Hub International Limited Term Loan B, 2 Month LIBOR + 3.00%, 5.34%, 4/25/2025	6,983	6,995
USI, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.00%, 5.39%, 5/16/2024	57,711	57,725
York Risk Services Holding Corp. First Lien Term Loan B, 1 Month LIBOR + 3.75%, 5.99%, 10/1/2021	31,710	30,647

		115,210
INTERNET - 0.7%
Ancestry.com Operations, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.25%, 5.50%, 10/19/2023	21,994	22,063

INVESTMENT COMPANIES - 1.7%
TKC Holdings, Inc. First Lien Term Loan, 2 Month LIBOR + 3.75%, 6.00%, 2/1/2023	29,861	29,880
TKC Holdings, Inc. Second Lien Term Loan, 3 Month LIBOR + 8.00%, 10.25%, 2/1/2024	25,000	25,167

		55,047
MACHINERY-DIVERSIFIED - 0.3%
STS Operating, Inc. 2017 Term Loan, 1 Month LIBOR + 4.25%, 6.49%, 12/11/2024	9,962	9,937

PACKAGING & CONTAINERS - 0.1%
Crown Americas, LLC 2018 Term Loan B, 1 Month LIBOR + 2.00%, 4.16%, 4/3/2025	2,993	3,006

PHARMACEUTICALS - 0.3%
Pearl Intermediate Parent LLC Delayed Draw Term Loan, 4.92%, 2/14/2025(7)	628	621
Pearl Intermediate Parent LLC First Lien Term Loan, 1 Month LIBOR + 2.75%, 4.92%, 2/14/2025	7,689	7,607

		8,228
RETAIL - 1.9%
J. Crew Group, Inc. First Lien Term Loan B,
1 Month LIBOR + 3.22%, 5.45%, 3/5/2021	11,248	10,226
1 Month LIBOR + 3.22%, 5.46%, 3/5/2021	8,054	7,321
J. Crew Group, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.22%, 5.61%, 3/5/2021	29,641	26,946
Neiman Marcus Group Ltd. LLC First Lien Term Loan, 1 Month LIBOR + 3.25%, 5.37%, 10/25/2020	18,724	17,371

		61,864
SOFTWARE - 4.9%
Applied Systems, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.00%, 5.39%, 9/19/2024	7,413	7,450
Renaissance Holding Corp. First Lien Term Loan, 3 Month LIBOR + 3.25%, 5.49%, 5/30/2025	10,973	10,945
Renaissance Holding Corp. Second Lien Term Loan, 3 Month LIBOR + 7.00%, 9.24%, 5/29/2026	22,617	22,504
Vertafore, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.25%, 5.49%, 7/2/2025	50,000	50,200
Vertafore, Inc. Second Lien Term Loan, 1 Month LIBOR + 7.25%, 9.49%, 7/2/2026	67,000	67,461

		158,560
TELECOMMUNICATIONS - 0.4%
Intelsat Jackson Holdings S.A. First Lien Term Loan B3, 3 Month LIBOR + 3.75%, 5.98%, 11/27/2023(5)	14,369	14,419

TRANSPORTATION - 1.3%
SIRVA Worldwide, Inc. 2018 First Lien Term Loan, 1 Month LIBOR + 5.50%, 7.74%, 7/20/2025(1)	14,000	14,000
SIRVA Worldwide, Inc. 2018 First Lien Term Loan, 2 Month LIBOR + 5.50%, 7.70%, 7/20/2025(1)	14,000	14,000
SIRVA Worldwide, Inc. 2018 First Lien Term Loan, 3 Month LIBOR + 5.50%, 7.81%, 7/20/2025(1)	14,000	14,000

		42,000

Total bank loans (Cost $713,116)		730,302

Artisan Partners Funds	49

	Principal Amount	Value
CONVERTIBLE DEBENTURE - 0.5%

MEDIA - 0.5%
DISH Network Corp., 2.38%, 3/15/2024	$19,200	$17,018

Total convertible debenture (Cost $16,094)		17,018

	Shares Held
PREFERRED STOCKS - 0.3%

AGRICULTURE - 0.2%
Pinnacle Agriculture Holdings LLC(1)(3)(8)(9)(10)	9,263	4,308

RETAIL - 0.1%
Chinos Holdings, Inc., 7.00% Cash, 8.50% PIK(4)(9)(11)	4,540	3,359

Total preferred stocks (Cost $8,231)		7,667

COMMON STOCK - 0.0%†

RETAIL - 0.0%†
Chinos Holdings, Inc., Class A(1)(10)	406	1,218

Total common stock (Cost $–)		1,218

	Principal Amount
CORPORATE BOND ESCROWS - 0.0%

CHEMICALS - 0.0%
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020(1)(8)(9)(10)	$2,000	–

OIL & GAS - 0.0%
Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, escrow, 10.00%, 6/1/2020(1)(8)(9)(10)	13,300	–

Total corporate bond escrows (Cost $–)		–

	Shares Held
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%

MONEY MARKET FUNDS - 5.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	58,531,907	58,532
MONEY MARKET FUNDS (CONTINUED)
Federated Treasury Obligations Fund - Institutional Class, 2.06%	58,531,907	58,532
Fidelity Treasury Fund - Institutional Class, 1.97%	58,527,638	58,528

Total short-term investments (cash equivalents) (Cost $175,592)		175,592

Total investments - 99.7% (Cost $3,231,010)		3,235,867

Other assets less liabilities - 0.3%		10,086

Total net assets - 100.0%(12)		$3,245,953

†	Amount rounds to less than 0.1%.
(1)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $112,792, or 3.5% of total net assets.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Security”). May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	Security was deemed restricted as of September 30, 2018.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp. 9.00%, 5/15/2023	3/28/2014- 3/24/2017	$15,521	$11,838	0.4%
Pinnacle Agriculture Holdings LLC	3/10/2017	6,546	4,308	0.1%

(4)	Rule 144A Security has been deemed liquid under procedures established by the board of directors of Artisan Partners Funds.
(5)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Alpha 2 BV, 8.75%, 6/1/2023	Netherlands	U.S. dollar
Altice Luxembourg S.A. 7.63%, 2/15/2025	Luxembourg	U.S. dollar
7.75%, 5/15/2022	Luxembourg	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar

50	Artisan Partners Funds

Security	Country	Trading Currency
DentalCorp Perfect Smile ULC,
First Lien Delayed Draw Term Loan, 5.99%, 6/6/2025	Canada	U.S. dollar
Second Lien Delayed Draw Term Loan, 9.74%, 6/6/2026	Canada	U.S. dollar
First Lien Term Loan, 1 Month LIBOR + 3.75%, 5.99%, 6/6/2025	Canada	U.S. dollar
Second Lien Term Loan, 1 Month LIBOR + 7.50%, 9.74%, 6/6/2026	Canada	U.S. dollar
Intelsat Jackson Holdings S.A., First Lien Term Loan B3, 3 Month LIBOR + 3.75%, 5.98%, 11/27/2023	Luxembourg	U.S. dollar
OCI N.V., 6.63%, 4/15/2023	Netherlands	U.S. dollar
Seven Generations Energy Ltd. 5.38%, 9/30/2025	Canada	U.S. dollar
6.75%, 5/1/2023	Canada	U.S. dollar
6.88%, 6/30/2023	Canada	U.S. dollar
Starfruit Finco BV / Starfruit US Holdco LLC, 8.00%, 10/1/2026	Netherlands	U.S. dollar
Starfruit US Holldco LLC, First Lien Term Loan B, 1 Month LIBOR + 3.25%, 5.51%, 9/20/2025	Netherlands	U.S. dollar
Virgin Media Secured Finance plc 5.25%, 1/15/2026	United Kingdom	U.S. dollar
5.50%, 8/15/2026	United Kingdom	U.S. dollar
Ziggo Bond Finance BV, 6.00%, 1/15/2027	Netherlands	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(6)	Floating rate instruments, unless otherwise noted, the rate disclosed was as of September 30, 2018.
(7)	Estimated interest rate is shown. Effective interest rate is determined on the settlement date.
(8)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $4,308, or 0.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(9)	Non-voting shares.
(10)	Non-income producing security.
(11)	Perpetual – Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time, after which it reverts to a floating rate. Interest rate in effect is as of September 30, 2018.
(12)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(LIBOR) London Interbank Offered Rate

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $9,223 or 0.3% of the total net assets as of September 30, 2018, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation (Depreciation)
DentalCorp Perfect Smile ULC First Lien Delayed Draw Term Loan	$3,298	$3,327	$29
DentalCorp Perfect Smile ULC Second Lien Delayed Draw Term Loan	1,649	1,661	12
Heartland Dental LLC Delayed Draw Term Loan	2,609	2,609	–
Pearl Intermediate Parent LLC Delayed Draw Term Loan	1,644	1,626	(18)

	$9,200	$9,223	$23

FUTURES CONTRACT - September 30, 2018
Dollar values in thousands
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation
Short position contract:
U.S. Treasury 20 year Long Bond	(196)	12/19/2018	$19,600	$27,538	$417

CREDIT DIVERSIFICATION - September 30, 2018
	Percentage of Total Net Assets
BBB	4.4%
BB	26.7
B	43.6
CCC	19.6
C	0.0	†
Unrated	0.3

†	Amount rounds to less than 0.1%.

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services

Artisan Partners Funds	51

(shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit Diversification excludes short-term investments, equity securities and other assets less liabilities. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC / CCO Holdings Capital Corp.	United States	6.2%
Vertafore, Inc.	United States	3.6
EP Energy LLC / Everest Acquisition Finance, Inc.	United States	2.7
Vereit Operating Partnership L.P.	United States	2.7
T-Mobile USA, Inc.	United States	2.6
Cablevision Systems Corp.	United States	2.3
HCA, Inc.	United States	2.2
Seven Generations Energy Ltd.	Canada	2.1
Ferrellgas L.P. / Ferrellgas Finance Corp.	United States	2.1
First Data Corp.	United States	2.1

Total		28.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 91.6%

BELGIUM - 1.9%
Anheuser-Busch InBev S.A.	2,811,521	$245,542

BRAZIL - 1.9%
B3 S.A. - Brasil Bolsa Balcao	5,212,112	30,200
Petroleo Brasileiro S.A. (DR)	17,700,870	213,649

		243,849
CANADA - 3.4%
Canadian National Railway Co.	1,371,959	123,202
Canadian Pacific Railway Ltd.	1,475,569	312,732

		435,934
CHINA - 0.2%
Kweichow Moutai Co., Ltd., Class A	250,673	26,595

DENMARK - 1.3%
Genmab AS(1)	1,047,170	164,667

FINLAND - 0.8%
Fortum Oyj	4,231,613	106,074

FRANCE - 12.3%
Air Liquide S.A.	2,173,401	285,904
Airbus SE	4,284,647	538,162
BNP Paribas S.A.	2,938,126	179,810
Eiffage S.A.	1,579,186	176,311
Safran S.A.	1,071,632	150,177
Schneider Electric SE	1,056,821	85,033
Vinci S.A.	1,891,496	180,126

		1,595,523
GERMANY - 26.4%
Allianz SE	1,300,697	289,954
Beiersdorf AG	2,071,706	233,752
Deutsche Boerse AG	5,683,658	761,526
Deutsche Post AG	12,584,180	448,700
Linde AG, Tender Shares	3,068,426	725,701
Linde AG	27,812	5,750
SAP SE	439,292	54,064
Symrise AG	1,191,685	108,779
Wirecard AG	3,581,711	776,401

		3,404,627
HONG KONG - 3.0%
AIA Group Ltd.	43,162,308	385,400
INDIA - 1.9%
Housing Development Finance Corp., Ltd.	9,976,623	240,848

INDONESIA - 0.6%
Bank Rakyat Indonesia Persero Tbk PT	357,463,015	75,563

IRELAND - 1.7%
Ryanair Holdings plc, Equity-Linked Security(1)(2)(3)(4)(5)	14,149,638	215,541

ITALY - 3.4%
Assicurazioni Generali S.p.A.	14,581,881	251,923
Intesa Sanpaolo S.p.A.	74,940,315	191,508

		443,431
JAPAN - 2.4%
Calbee, Inc.	4,685,076	154,218
Japan Exchange Group, Inc.	3,400,700	59,262
Nippon Shinyaku Co., Ltd.	207,300	13,593
Rohm Co., Ltd.	968,052	70,546
Taiyo Nippon Sanso Corp.	700,700	10,484

		308,103
NETHERLANDS - 5.7%
Akzo Nobel N.V.	868,246	81,191
ASML Holding N.V.	598,953	111,892
ING Groep N.V.	29,903,296	388,300
Koninklijke DSM N.V.	1,409,476	149,312

		730,695
RUSSIA - 1.1%
MMC Norilsk Nickel PJSC (DR)	8,486,221	146,812

SWITZERLAND - 6.7%
Credit Suisse Group AG(1)	4,590,550	68,994
Idorsia Ltd.(1)	1,196,374	30,135
Lonza Group AG(1)	443,500	151,388
Nestle S.A.	5,228,023	435,864
Sonova Holding AG	911,535	181,397

		867,778
UNITED KINGDOM - 10.0%
British American Tobacco plc	1,775,849	82,968
ConvaTec Group plc	59,529,562	180,321
Experian plc	5,644,283	144,965
Ferguson plc	3,451,686	293,105
Glencore plc(1)	36,871,803	159,411
HSBC Holdings plc	16,864,351	147,229
London Stock Exchange Group plc	2,279,027	136,226

Artisan Partners Funds	53

	Shares Held	Value
UNITED KINGDOM (CONTINUED)
Rentokil Initial plc	25,935,641	$107,634
Standard Chartered plc	5,608,485	46,522

		1,298,381
UNITED STATES - 6.9%
Aon plc	1,941,813	298,612
Medtronic plc	5,149,533	506,560
Spotify Technology S.A.(1)	138,030	24,960
WABCO Holdings, Inc.(1)	546,806	64,489

		894,621

Total common stocks and equity-linked security (Cost $9,152,690)		11,829,984

PREFERRED STOCKS - 3.3%

BRAZIL - 1.5%
Petroleo Brasileiro S.A., 0.38%(3)	37,754,772	197,162

GERMANY - 1.8%
Henkel AG & Co., KGaA, 1.80%(3)	1,961,398	230,119

Total preferred stocks (Cost $403,792)		427,281

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.9%

MONEY MARKET FUNDS - 3.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	167,899,835	167,900
Federated Treasury Obligations Fund - Institutional Class, 2.06%	167,899,835	167,900
Fidelity Treasury Fund - Institutional Class, 1.97%	167,888,918	167,889

Total Short-Term Investments (Cash Equivalents) (Cost $503,689)		503,689

Total investments - 98.8% (Cost $10,060,171)		12,760,954

Other assets less liabilities - 1.2%		155,893

Total net assets - 100.0%(6)		$12,916,847

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $215,541, or 1.7% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 9/28/2018	$132,381	$215,541	1.7%

(5)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$24,960	0.2%
Consumer Staples	1,409,058	11.1
Energy	410,811	3.2
Financials	3,551,877	27.8
Health Care	1,228,061	9.6
Industrials	2,840,177	22.3
Information Technology	1,012,903	7.9
Materials	1,673,344	13.1
Utilities	106,074	0.8
Short-term investments	503,689	4.0

Total investments	$12,760,954	100.0%

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$227,362	1.8%
British pound	1,298,381	10.2
Chinese yuan renminbi offshore	26,595	0.2
Danish krone	164,667	1.3
Euro	6,756,011	52.9
Hong Kong dollar	385,400	3.0
Indian rupee	240,848	1.9
Indonesian rupiah	75,563	0.6
Japanese yen	308,103	2.4
Swiss franc	867,778	6.8
U.S. dollar	2,410,246	18.9

Total investments	$12,760,954	100.0%

54	Artisan Partners Funds

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	6.0%
Deutsche Boerse AG	Germany	5.9
Linde AG	Germany	5.7
Airbus SE	France	4.2
Medtronic plc	United States	3.9
Deutsche Post AG	Germany	3.5
Nestle S.A.	Switzerland	3.4
Petroleo Brasileiro S.A.	Brazil	3.2
ING Groep N.V.	Netherlands	3.0
AIA Group Ltd.	Hong Kong	3.0

Total		41.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 89.5%

ARGENTINA - 0.1%
Bolsas y Mercados Argentinos SA	61,116	$533

CANADA - 2.9%
Morneau Shepell, Inc.	266,000	5,575
Theratechnologies, Inc.(1)	933,890	6,276

		11,851
DENMARK - 0.9%
Nilfisk Holding AS(1)	69,544	3,546

FINLAND - 1.4%
Cramo Oyj	255,484	5,763

FRANCE - 5.9%
Euronext N.V.	254,384	16,732
Virbac S.A.(1)	42,071	6,985

		23,717
GERMANY - 10.6%
BRAIN Biotechnology Research & Information Network AG(1)	140,556	2,889
PVA TePla AG(1)	199,084	3,236
RIB Software SE	231,699	4,915
SGL Carbon SE(1)	390,946	4,278
Tele Columbus AG(1)	1,161,151	3,350
Wirecard AG	111,351	24,137

		42,805
HONG KONG - 0.9%
Chow Tai Fook Jewellery Group Ltd.	3,599,000	3,701

INDIA - 2.0%
Care Ratings Ltd.	325,937	5,328
ICICI Securities Ltd.	690,147	2,744

		8,072
IRELAND - 3.8%
Dalata Hotel Group plc	1,028,619	8,181
Hibernia REIT plc	4,382,672	7,225

		15,406
ITALY - 5.9%
Banca Generali S.p.A.	237,775	6,151
Davide Campari-Milano S.p.A.(2)	752,606	6,410
Enav S.p.A.	1,693,526	8,254
Servizi Italia S.p.A.	624,044	2,927

		23,742
JAPAN - 8.1%
Azbil Corp.	198,200	4,312
Nichiban Co., Ltd.	165,900	3,992
OBIC Business Consultants Co., Ltd.	43,900	3,918
Yume No Machi Souzou Iinkai Co., Ltd.	359,900	11,593
Zenkoku Hosho Co., Ltd.	220,125	8,806

		32,621
NETHERLANDS - 6.9%
InterXion Holding N.V.(1)	416,730	28,046

POLAND - 1.7%
AmRest Holdings SE(1)	55,197	6,730

PORTUGAL - 3.9%
Banco Comercial Portugues S.A.(1)	28,169,586	8,340
NOS SGPS S.A.	1,244,817	7,458

		15,798
SPAIN - 6.4%
Aedas Homes SAU(1)	330,778	10,454
Cellnex Telecom S.A.	578,072	15,188

		25,642
SWEDEN - 14.6%
Ahlsell AB	969,741	5,429
Cellavision AB	406,227	12,387
Dometic Group AB	720,316	6,318
Haldex AB	988,782	9,702
Loomis AB, Class B	99,451	3,203
RaySearch Laboratories AB(1)	634,068	8,725
SyntheticMR AB(1)(3)	298,702	13,242

		59,006
UNITED KINGDOM - 9.5%
Domino’s Pizza Group plc	1,317,363	4,797
HomeServe plc	268,187	3,583
NEX Group plc	1,924,047	24,928
Superdry plc	361,173	5,112

		38,420
UNITED STATES - 4.0%
GCP Applied Technologies, Inc.(1)	256,672	6,815
ViewRay, Inc.(1)	1,006,412	9,420

		16,235

Total common stocks (Cost $293,247)		361,634

56	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.8%

MONEY MARKET FUNDS - 9.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	13,162,925	$13,163
Federated Treasury Obligations Fund - Institutional Class, 2.06%	13,162,924	13,163
Fidelity Treasury Fund - Institutional Class, 1.97%	13,161,135	13,161

Total short-term investments (cash equivalents) (Cost $39,487)		39,487

Total investments - 99.3% (Cost $332,734)		401,121

Other assets less liabilities - 0.7%		3,004

Total net assets - 100.0%(4)		$404,125

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$25,996	6.5%
Consumer Discretionary	46,432	11.6
Consumer Staples	6,410	1.6
Financials	73,562	18.3
Health Care	59,962	15.0
Industrials	53,325	13.3
Information Technology	68,564	17.1
Materials	9,704	2.4
Real Estate	17,679	4.4
Short-term investments	39,487	9.8

Total investments	$401,121	100.0%

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$38,420	9.6%
Canadian dollar	11,851	3.0
Danish krone	3,546	0.9
Euro	152,873	38.1
Hong Kong dollar	3,701	0.9
Indian rupee	8,072	2.0
Japanese yen	32,621	8.1
Polish zloty	6,730	1.7
Swedish krona	59,006	14.7
U.S. dollar	84,301	21.0

Total investments	$401,121	100.0%

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
InterXion Holding N.V.	Netherlands	6.9%
NEX Group plc	United Kingdom	6.2
Wirecard AG	Germany	6.0
Euronext N.V.	France	4.1
Cellnex Telecom S.A.	Spain	3.8
SyntheticMR AB	Sweden	3.3
Cellavision AB	Sweden	3.1
Yume No Machi Souzou Iinkai Co., Ltd.	Japan	2.9
Aedas Homes SAU	Spain	2.6
Haldex AB	Sweden	2.4

Total		41.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.2%

BELGIUM - 2.5%
Groupe Bruxelles Lambert S.A.	3,685,378	$386,386

BRAZIL - 2.2%
Telefonica Brasil S.A. (DR)	35,384,257	344,289

CANADA - 2.4%
Imperial Oil Ltd.	11,323,306	366,441

CHINA - 3.3%
Baidu, Inc. (DR)(1)	2,184,977	499,661

DENMARK - 2.1%
Carlsberg AS, Class B	1,433,971	171,999
ISS AS	4,239,621	149,178

		321,177
FRANCE - 4.0%
Sodexo S.A.	3,393,515	359,884
Vivendi S.A.	10,042,045	258,487

		618,371
INDIA - 2.9%
Bharti Infratel Ltd.	41,294,845	149,365
HCL Technologies Ltd.	20,233,624	303,114

		452,479
JAPAN - 1.4%
Yahoo Japan Corp.	60,825,100	218,953

KOREA - 7.3%
Hyundai Motor Co.	920,139	107,422
KT&G Corp.	444,208	41,648
Naver Corp.	276,056	178,189
Samsung Electronics Co., Ltd.	18,825,449	788,318

		1,115,577
NETHERLANDS - 5.0%
Akzo Nobel N.V.	410,229	38,361
ING Groep N.V.	40,929,188	531,473
NXP Semiconductors N.V.	2,392,552	204,563

		774,397
NORWAY - 0.4%
Orkla ASA	7,215,292	60,958

SPAIN - 1.4%
Bankia S.A.	54,629,270	214,194

SWEDEN - 0.8%
Telefonaktiebolaget LM Ericsson, Class B	14,245,678	126,437

SWITZERLAND - 19.7%
ABB Ltd.	24,045,128	568,174
Cie Financiere Richemont S.A.	4,002,651	326,281
LafargeHolcim Ltd.(1)	6,528,485	322,300
Nestle S.A.	3,661,933	305,298
Novartis AG	5,637,069	484,786
Panalpina Welttransport Holding AG(2)	2,295,359	334,457
Pargesa Holding S.A.	1,265,602	101,684
UBS Group AG(1)	36,728,937	580,088

		3,023,068
UNITED KINGDOM - 19.6%
Compass Group plc	30,022,900	667,590
Diageo plc	4,220,136	149,559
GlaxoSmithKline plc	13,060,343	261,607
IMI plc	6,728,030	96,199
John Wood Group plc	12,351,725	124,222
Lloyds Banking Group plc	432,398,029	334,039
RELX plc	21,166,185	445,822
RELX plc(1)	4,194,764	88,129
Royal Bank of Scotland Group plc	117,952,372	384,348
Tesco plc	143,403,433	448,215

		2,999,730
UNITED STATES - 11.2%
Allergan plc	813,353	154,927
Aon plc	1,808,491	278,110
Arch Capital Group Ltd.(1)(2)	20,447,091	609,528
Medtronic plc	4,393,627	432,201
TE Connectivity Ltd.	2,705,620	237,905

		1,712,671
Total common stocks (Cost $10,828,619)		13,234,789

PREFERRED STOCKS - 0.7%

KOREA - 0.7%
Hyundai Motor Co., 5.11%(3)	266,479	20,348
Samsung Electronics Co., Ltd., 3.56%(3)	2,295,250	78,319

		98,667

Total preferred stocks (Cost $69,053)		98,667

58	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.3%

MONEY MARKET FUNDS - 12.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	630,363,824	$630,364
Federated Treasury Obligations Fund - Institutional Class, 2.06%	630,363,824	630,364
Fidelity Treasury Fund - Institutional Class, 1.97%	630,368,028	630,368

Total short-term investments (cash equivalents) (Cost $1,891,096)		1,891,096

Total investments - 99.2% (Cost $12,788,768)		15,224,552

Other assets less liabilities - 0.8%		126,144

Total net assets - 100.0%(4)		$15,350,696

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,648,944	10.8%
Consumer Discretionary	1,481,525	9.7
Consumer Staples	1,177,677	7.7
Energy	490,663	3.2
Financials	3,419,850	22.5
Health Care	1,333,521	8.8
Industrials	1,681,959	11.1
Information Technology	1,738,656	11.4
Materials	360,661	2.4
Short-term investments	1,891,096	12.4

Total investments	$15,224,552	100.0%

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,911,601	19.1%
Canadian dollar	366,441	2.4
Danish krone	321,177	2.1
Euro	1,876,914	12.3
Indian rupee	452,479	3.0
Japanese yen	218,953	1.4
Korean won	1,214,244	8.0
Norwegian krone	60,958	0.4
Swedish krona	126,437	0.8
Swiss franc	3,023,068	19.9
U.S. dollar	4,652,280	30.6

Total investments	$15,224,552	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - September 30, 2018
Dollar values in thousands
	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
Counterparty		Deliver		Receive
JPMorgan Chase Bank N.A.	10/25/2018	JPY	21,285,675	USD	188,852	$1,199
JPMorgan Chase Bank N.A.	11/7/2018	CNH	2,770,487	USD	401,638	(577)

						$622

JPY - Japanese yen

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.7%
Compass Group plc	United Kingdom	4.4
Arch Capital Group Ltd.	United States	4.0
UBS Group AG	Switzerland	3.8
ABB Ltd.	Switzerland	3.7
RELX plc	United Kingdom	3.5
ING Groep N.V.	Netherlands	3.5
Baidu, Inc.	China	3.3
Novartis AG	Switzerland	3.2
Tesco plc	United Kingdom	2.9

Total		38.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN MID CAP FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.3%

COMMUNICATION SERVICES - 3.9%
Entertainment - 2.6%
Take-Two Interactive Software, Inc.(1)	710,322	$98,017
Zynga, Inc., Class A(1)	16,497,207	66,154

		164,171
Interactive Media & Services - 0.5%
Twitter, Inc.(1)	1,103,449	31,404

Media - 0.8%
New York Times Co., Class A	2,032,935	47,063

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 2.6%
Aptiv plc	1,277,114	107,150
Delphi Technologies plc	1,621,824	50,860

		158,010
Distributors - 0.9%
LKQ Corp.(1)	1,772,216	56,126

Hotels, Restaurants & Leisure - 0.5%
Chipotle Mexican Grill, Inc.(1)	61,903	28,136

Internet & Direct Marketing Retail - 3.0%
Expedia Group, Inc.	776,042	101,258
Wayfair, Inc., Class A(1)	578,891	85,485

		186,743
Specialty Retail - 0.5%
Tiffany & Co.	248,177	32,008

Textiles, Apparel & Luxury Goods - 3.4%
Canada Goose Holdings, Inc.(1)(2)	1,241,062	80,098
Lululemon Athletica, Inc.(1)	597,444	97,079
Under Armour, Inc., Class A(1)	1,445,873	30,681

		207,858
CONSUMER STAPLES - 1.5%
Beverages - 1.0%
Treasury Wine Estates Ltd.(2)	4,767,192	60,270

Food Products - 0.5%
Kellogg Co.	455,823	31,917

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Concho Resources, Inc.(1)	930,092	142,071

FINANCIALS - 9.6%
Banks - 3.6%
First Republic Bank	1,193,378	114,564
SVB Financial Group(1)	337,448	104,889

		219,453
Capital Markets - 2.3%
MarketAxess Holdings, Inc.	131,324	23,440
TD Ameritrade Holding Corp.	2,268,610	119,851

		143,291
Insurance - 3.7%
Progressive Corp.	3,202,838	227,529

HEALTH CARE - 17.4%
Biotechnology - 5.5%
Alexion Pharmaceuticals, Inc.(1)	691,248	96,090
Exact Sciences Corp.(1)	1,029,765	81,269
Genmab AS(1)(2)	493,424	77,591
Neurocrine Biosciences, Inc.(1)	674,514	82,932

		337,882
Health Care Equipment & Supplies - 8.1%
Align Technology, Inc.(1)	165,712	64,830
Boston Scientific Corp.(1)	5,074,393	195,364
Edwards Lifesciences Corp.(1)	834,384	145,266
Insulet Corp.(1)	292,311	30,970
West Pharmaceutical Services, Inc.	532,467	65,744

		502,174
Health Care Technology - 3.3%
Veeva Systems, Inc., Class A(1)	1,865,558	203,103

Life Sciences Tools & Services - 0.5%
Lonza Group AG(1)(2)	89,128	30,424

INDUSTRIALS - 17.2%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	1,235,267	77,254
Harris Corp.	711,220	120,345

		197,599
Commercial Services & Supplies - 1.3%
Cintas Corp.	387,875	76,725

60	Artisan Partners Funds

	Shares Held	Value
Industrial Conglomerates - 2.0%
Roper Technologies, Inc.	417,309	$123,611

Machinery - 5.2%
Fortive Corp.	373,682	31,464
Gardner Denver Holdings, Inc.(1)	3,926,227	111,269
Stanley Black & Decker, Inc.	806,848	118,155
Wabtec Corp.	590,623	61,945

		322,833
Professional Services - 5.5%
IHS Markit Ltd.(1)	4,162,040	224,584
TransUnion	1,537,609	113,137

		337,721
INFORMATION TECHNOLOGY - 32.5%
Communications Equipment - 2.0%
Motorola Solutions, Inc.	947,767	123,342

Electronic Equipment, Instruments & Components - 3.0%
Cognex Corp.	554,475	30,951
Coherent, Inc.(1)	192,845	33,206
FLIR Systems, Inc.	1,445,628	88,863
Trimble, Inc.(1)	744,274	32,346

		185,366
IT Services - 8.3%
Global Payments, Inc.	2,356,854	300,263
Pagseguro Digital Ltd., Class A(1)(2)	2,139,717	59,206
Worldpay, Inc., Class A(1)	1,522,028	154,136

		513,605
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc.(1)	2,691,629	83,144
Cree, Inc.(1)	1,881,145	71,239
Lam Research Corp.	466,321	70,741
Maxim Integrated Products, Inc.	1,331,942	75,108
Microchip Technology, Inc.	475,071	37,488

		337,720
Software - 13.7%
Atlassian Corp. plc, Class A(1)	3,106,631	298,672
Box, Inc., Class A(1)	2,403,333	57,464
Guidewire Software, Inc.(1)	1,396,642	141,075
HubSpot, Inc.(1)	293,847	44,356
Proofpoint, Inc.(1)	508,652	54,085
Tableau Software, Inc., Class A(1)	1,601,065	178,903
Temenos AG(1)(2)	437,866	71,029

		845,584
MATERIALS - 2.0%
Chemicals - 1.1%
Albemarle Corp.	705,686	70,414

Construction Materials - 0.9%
Vulcan Materials Co.	485,677	54,006

Total common stocks (Cost $4,167,966)		5,998,159

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.6%

MONEY MARKET FUNDS - 2.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	53,370,503	53,371
Federated Treasury Obligations Fund - Institutional Class, 2.06%	53,370,503	53,371
Fidelity Treasury Fund - Institutional Class, 1.97%	53,376,834	53,377

Total short-term investments (cash equivalents) (Cost $160,119)		160,119

Total investments - 99.9% (Cost $4,328,085)		6,158,278

Other assets less liabilities - 0.1%		6,413

Total net assets - 100.0%(3)		$6,164,691

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canada Goose Holdings, Inc.	Canada	U.S. dollar
Genmab AS	Denmark	Danish krone
Lonza Group AG	Switzerland	Swiss franc
Pagseguro Digital Ltd., Class A	Brazil	U.S. dollar
Temenos AG	Switzerland	Swiss franc
Treasury Wine Estates Ltd.	Australia	Australian dollar

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Partners Funds	61

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$60,270	1.0%
Danish krone	77,591	1.3
Swiss franc	101,453	1.6
U.S. dollar	5,918,964	96.1

Total investments	$6,158,278	100.0%

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	4.9%
Atlassian Corp. plc	United States	4.8
Progressive Corp.	United States	3.7
IHS Markit Ltd.	United States	3.6
Veeva Systems, Inc.	United States	3.3
Boston Scientific Corp.	United States	3.2
Tableau Software, Inc.	United States	2.9
Worldpay, Inc.	United States	2.5
Edwards Lifesciences Corp.	United States	2.4
Concho Resources, Inc.	United States	2.3

Total		33.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN MID CAP VALUE FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.0%

COMMUNICATION SERVICES - 13.6%
Interactive Media & Services - 5.4%
IAC/InterActiveCorp(1)	546,240	$118,381
TripAdvisor, Inc.(1)	1,172,999	59,905

		178,286
Media - 8.2%
CBS Corp., Class B(2)	1,369,659	78,687
GCI Liberty, Inc., Class A(1)	1,361,069	69,414
News Corp., Class A(2)	4,267,996	56,295
Omnicom Group, Inc.	961,935	65,431

		269,827
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 3.9%
Delphi Technologies plc	1,785,071	55,980
Gentex Corp.	3,458,032	74,209

		130,189
Diversified Consumer Services - 2.1%
H&R Block, Inc.	2,662,954	68,571

Internet & Direct Marketing Retail - 5.0%
Expedia Group, Inc.	301,789	39,378
Liberty Expedia Holdings, Inc., Class A(1)	862,970	40,594
Qurate Retail, Inc.(1)	3,905,506	86,741

		166,713
Specialty Retail - 2.7%
AutoNation, Inc.(1)	2,124,740	88,283

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 3.0%
Kroger Co.	3,397,681	98,906

ENERGY - 10.7%
Oil, Gas & Consumable Fuels - 10.7%
Andeavor	447,623	68,710
Apache Corp.	1,090,454	51,982
Cimarex Energy Co.	776,258	72,145
Devon Energy Corp.	1,866,817	74,561
Hess Corp.	1,195,378	85,565

		352,963
FINANCIALS - 21.3%
Banks - 5.9%
Fifth Third Bancorp	2,947,829	82,303
M&T Bank Corp.	437,072	71,916
Pinnacle Financial Partners, Inc.	693,981	41,743

		195,962
Capital Markets - 1.6%
Intercontinental Exchange, Inc.	691,595	51,794

Consumer Finance - 2.1%
Synchrony Financial	2,235,754	69,487

Insurance - 11.7%
Alleghany Corp.	64,997	42,412
Aon plc	398,917	61,345
Arch Capital Group Ltd.(1)	2,419,044	72,112
Fairfax Financial Holdings Ltd.(3)	34,441	18,702
Loews Corp.	982,335	49,343
Progressive Corp.	760,117	53,999
Torchmark Corp.	1,026,017	88,945

		386,858
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.	386,950	35,685

INDUSTRIALS - 15.7%
Aerospace & Defense - 1.3%
Rockwell Collins, Inc.	294,671	41,392

Construction & Engineering - 4.2%
Fluor Corp.	1,271,171	73,855
Jacobs Engineering Group, Inc.	868,066	66,407

		140,262
Marine - 2.4%
Kirby Corp.(1)	979,594	80,572

Road & Rail - 4.6%
AMERCO	229,975	82,021
Ryder System, Inc.	959,466	70,108

		152,129
Trading Companies & Distributors - 3.2%
Air Lease Corp.	2,313,224	106,131

INFORMATION TECHNOLOGY - 4.5%
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics, Inc.(1)	929,502	68,523

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	851,337	78,715

Artisan Partners Funds	63

	Shares Held	Value
MATERIALS - 7.7%
Chemicals - 7.7%
Axalta Coating Systems Ltd.(1)	2,285,220	$66,637
Celanese Corp., Series A	1,060,335	120,878
Nutrien Ltd.(3)	1,147,392	66,205

		253,720
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Equity Commonwealth(1)	2,021,317	64,864
STORE Capital Corp.	921,879	25,619

		90,483

Total common stocks (Cost $1,992,176)		3,105,451

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.9%

MONEY MARKET FUNDS - 5.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	64,579,154	64,579
Federated Treasury Obligations Fund - Institutional Class, 2.06%	64,579,154	64,579
Fidelity Treasury Fund - Institutional Class, 1.97%	64,569,802	64,570

Total short-term investments (cash equivalents) (Cost $193,728)		193,728

Total investments - 99.9% (Cost $2,185,904)		3,299,179

Other assets less liabilities - 0.1%		4,759

Total net assets - 100.0%(4)		$3,303,938

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Fairfax Financial Holdings Ltd.	Canada	U.S. dollar
Nutrien Ltd.	Canada	U.S. dollar

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Celanese Corp.	United States	3.7%
IAC/InterActiveCorp	United States	3.6
Air Lease Corp.	United States	3.2
Kroger Co.	United States	3.0
Torchmark Corp.	United States	2.7
AutoNation, Inc.	United States	2.7
Qurate Retail, Inc.	United States	2.6
Hess Corp.	United States	2.6
Fifth Third Bancorp	United States	2.5
AMERCO	United States	2.5

Total		29.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN SMALL CAP FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.2%

COMMUNICATION SERVICES - 2.2%
Entertainment - 1.3%
Zynga, Inc., Class A(1)	6,031,855	$24,188

Media - 0.9%
New York Times Co., Class A	693,787	16,061

CONSUMER DISCRETIONARY - 13.8%
Auto Components - 2.9%
Delphi Technologies plc	495,170	15,528
Visteon Corp.(1)	396,457	36,831

		52,359
Diversified Consumer Services - 4.0%
Bright Horizons Family Solutions, Inc.(1)	324,115	38,193
Chegg, Inc.(1)	1,176,353	33,444

		71,637
Multiline Retail - 2.5%
Ollie’s Bargain Outlet Holdings, Inc.(1)	464,524	44,641

Specialty Retail - 1.6%
Burlington Stores, Inc.(1)	111,824	18,219
Floor & Decor Holdings, Inc., Class A(1)	363,021	10,952

		29,171
Textiles, Apparel & Luxury Goods - 2.8%
Canada Goose Holdings, Inc.(1)(2)	787,651	50,835

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Antero Midstream GP L.P.	703,647	11,906
Callon Petroleum Co.(1)	1,502,000	18,009

		29,915
FINANCIALS - 3.6%
Banks - 2.5%
Webster Financial Corp.	774,288	45,652

Capital Markets - 1.1%
Virtu Financial, Inc., Class A	940,195	19,227

HEALTH CARE - 19.8%
Biotechnology - 5.6%
Acceleron Pharma, Inc.(1)	297,209	17,009
Argenx SE (DR)(1)(2)	135,028	10,240
Ascendis Pharma AS (DR)(1)(2)	134,362	9,521
Halozyme Therapeutics, Inc.(1)	1,254,142	22,788
Neurocrine Biosciences, Inc.(1)	272,953	33,560
Radius Health, Inc.(1)	426,895	7,599

		100,717
Health Care Equipment & Supplies - 5.7%
DexCom, Inc.(1)	410,117	58,663
Glaukos Corp.(1)	453,943	29,461
Insulet Corp.(1)	102,508	10,861
Tactile Systems Technology, Inc.(1)	66,289	4,710

		103,695
Health Care Providers & Services - 1.8%
HealthEquity, Inc.(1)	338,491	31,957

Health Care Technology - 5.9%
Tabula Rasa HealthCare, Inc.(1)	110,158	8,944
Teladoc Health, Inc.(1)	183,221	15,821
Veeva Systems, Inc., Class A(1)	750,001	81,652

		106,417
Life Sciences Tools & Services - 0.8%
NeoGenomics, Inc.(1)	912,727	14,010

INDUSTRIALS - 20.3%
Aerospace & Defense - 11.4%
BWX Technologies, Inc.	786,673	49,199
Cubic Corp.	230,137	16,812
Curtiss-Wright Corp.	262,022	36,007
HEICO Corp.	326,125	30,202
Teledyne Technologies, Inc.(1)	299,874	73,973

		206,193
Machinery - 7.4%
Donaldson Co., Inc.	801,049	46,669
Gardner Denver Holdings, Inc.(1)	1,278,740	36,239
John Bean Technologies Corp.	428,706	51,145

		134,053
Trading Companies & Distributors - 1.5%
MRC Global, Inc.(1)	819,624	15,384
SiteOne Landscape Supply, Inc.(1)	137,591	10,366

		25,750
INFORMATION TECHNOLOGY - 35.7%
Electronic Equipment, Instruments & Components - 4.5%
Cognex Corp.	285,932	15,961
Coherent, Inc.(1)	72,903	12,553
Novanta, Inc.(1)	475,063	32,495
Rogers Corp.(1)	142,861	21,046

		82,055
IT Services - 0.1%
Eventbrite, Inc., Class A(1)	43,203	1,640

Artisan Partners Funds	65

	Shares Held	Value
Semiconductors & Semiconductor Equipment - 3.3%
Ambarella, Inc.(1)	283,148	$10,952
Cree, Inc.(1)	628,818	23,813
Monolithic Power Systems, Inc.	190,031	23,855

		58,620
Software - 27.8%
ACI Worldwide, Inc.(1)	1,372,981	38,636
Benefitfocus, Inc.(1)	741,578	29,997
BlackBerry Ltd.(1)(2)	1,277,254	14,535
Blackline, Inc.(1)	712,777	40,251
Box, Inc., Class A(1)	964,110	23,052
Cision Ltd.(1)	1,468,296	24,667
Ellie Mae, Inc.(1)	285,455	27,053
Guidewire Software, Inc.(1)	594,830	60,084
HubSpot, Inc.(1)	223,945	33,804
Proofpoint, Inc.(1)	481,887	51,239
Q2 Holdings, Inc.(1)	1,050,759	63,623
Tableau Software, Inc., Class A(1)	392,159	43,820
Tyler Technologies, Inc.(1)	173,400	42,493
Zuora, Inc., Class A(1)	407,123	9,409

		502,663
MATERIALS - 1.2%
Chemicals - 1.2%
Ingevity Corp.(1)	212,604	21,659

Total common stocks (Cost $1,129,155)		1,773,115

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.8%

MONEY MARKET FUNDS - 1.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	11,142,832	11,143
Federated Treasury Obligations Fund - Institutional Class, 2.06%	11,142,832	11,143
Fidelity Treasury Fund - Institutional Class, 1.97%	11,140,713	11,141

Total short-term investments (cash equivalents) (Cost $33,427)		33,427

Total investments - 100.0% (Cost $1,162,582)		1,806,542

Other assets less liabilities - (0.0)%†		(663)

Total net assets - 100.0%(3)		$1,805,879

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE (DR)	Belgium	U.S. dollar
Ascendis Pharma AS (DR)	Denmark	U.S. dollar
BlackBerry Ltd.	Canada	U.S. dollar
Canada Goose Holdings, Inc.	Canada	U.S. dollar

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Veeva Systems, Inc.	United States	4.5%
Teledyne Technologies, Inc.	United States	4.1
Q2 Holdings, Inc.	United States	3.5
Guidewire Software, Inc.	United States	3.3
DexCom, Inc.	United States	3.3
Proofpoint, Inc.	United States	2.8
John Bean Technologies Corp.	United States	2.8
Canada Goose Holdings, Inc.	Canada	2.8
BWX Technologies, Inc.	United States	2.7
Donaldson Co., Inc.	United States	2.6

Total		32.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN THEMATIC FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 83.1%

COMMUNICATIONS - 3.8%
Internet Media - 3.3%
Spotify Technology S.A.(1)	21,243	$3,841

Publishing & Broadcasting - 0.5%
Ocean Outdoor Ltd.(1)(2)(3)(4)	61,658	639

CONSUMER STAPLES - 4.1%
Packaged Food - 4.1%
Lamb Weston Holdings, Inc.	71,732	4,777

FINANCIALS - 27.1%
Consumer Finance - 3.0%
Visa, Inc., Class A	23,417	3,516

REIT - 15.0%
CoreSite Realty Corp.	26,778	2,976
Crown Castle International Corp.	20,716	2,306
Equinix, Inc.	16,856	7,297
SBA Communications Corp.(1)	32,071	5,152

		17,731
Security & Commodity Exchanges - 9.1%
CME Group, Inc.(5)	33,383	5,682
Intercontinental Exchange, Inc.	67,446	5,051

		10,733
HEALTH CARE - 9.4%
Life Science Equipment - 9.4%
Agilent Technologies, Inc.	52,616	3,711
Danaher Corp.	45,829	4,980
Thermo Fisher Scientific, Inc.	9,602	2,344

		11,035

INDUSTRIALS - 11.8%
Aircraft & Parts - 9.9%
Airbus SE(2)	37,556	4,717
Boeing Co.	4,492	1,670
Harris Corp.	15,860	2,684
L3 Technologies, Inc.	12,454	2,648

		11,719
Commercial & Residential Building Equipment & Services - 0.9%
Acuity Brands, Inc.	6,747	1,061

INDUSTRIALS (CONTINUED)
Defense Primes - 1.0%
Northrop Grumman Corp.	3,692	1,172

TECHNOLOGY - 26.9%
Application Software - 8.0%
Bottomline Technologies de, Inc.(1)	29,192	2,122
Tableau Software, Inc., Class A(1)	34,908	3,901
Ubisoft Entertainment S.A.(1)(2)	31,341	3,400

		9,423
Information Services - 4.9%
IHS Markit Ltd.(1)	107,842	5,819

Infrastructure Software - 10.0%
InterXion Holding N.V.(1)(2)	59,767	4,022
Microsoft Corp.	41,006	4,690
Splunk, Inc.(1)	24,911	3,012

		11,724
Payment & Data Processors - 4.0%
Automatic Data Processing, Inc.	31,280	4,713

Total common stocks (Cost $92,159)		97,903

PURCHASED OPTION CONTRACTS - 2.1%
(Cost $2,329)		2,481

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 15.3%

MONEY MARKET FUNDS - 15.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	5,986,017	5,986
Federated Treasury Obligations Fund - Institutional Class, 2.06%	5,986,018	5,986
Fidelity Treasury Fund - Institutional Class, 1.97%	5,987,301	5,987

Total short-term investments (cash equivalents) (Cost $17,959)		17,959

Total investments - 100.5% (Cost $112,447)		118,343

Artisan Partners Funds	67

Value
WRITTEN OPTION CONTRACTS - (0.0%)†
(PREMIUMS RECEIVED $(15))	$(19)

Other assets less liabilities - (0.5)%	(516)

Total net assets - 100.0%(6)	$117,808

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
InterXion Holding N.V.	Netherlands	U.S. dollar
Ocean Outdoor Ltd.	United Kingdom	U.S. dollar
Ubisoft Entertainment S.A.	France	Euro

(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $639, or 0.5% of total net assets.
(4)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $639, or 0.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(5)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for options.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(REIT) Real Estate Investment Trust.

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$8,117	6.9%
U.S. dollar	110,226	93.1

Total investments	$118,343	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - September 30, 2018
Values in thousands
	Contract Settlement Date	Contract Amount				Unrealized Appreciation
Counterparty		Deliver		Receive
JPMorgan Chase Bank N.A.	12/14/2018	EUR	5,473	USD	6,468	$75

EUR - Euro

USD - U.S. dollar

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Equinix, Inc.	United States	6.2%
IHS Markit Ltd.	United States	4.9
CME Group, Inc.	United States	4.8
SBA Communications Corp.	United States	4.4
Intercontinental Exchange, Inc.	United States	4.3
Danaher Corp.	United States	4.2
Lamb Weston Holdings, Inc.	United States	4.1
Airbus SE	France	4.0
Automatic Data Processing, Inc.	United States	4.0
Microsoft Corp.	United States	4.0

Total		44.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

PURCHASED OPTION CONTRACTS - September 30, 2018
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value (000’s)	Premiums Paid by Fund (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Calls
Agilent Technologies, Inc.	$50.00	11/16/2018	250	25,000	$514	$513	$1
Boeing Co.	$275.00	11/16/2018	85	8,500	831	690	141
DowDuPont, Inc.	$72.50	1/18/2019	1,050	105,000	54	211	(157)
Harris Corp.	$170.00	2/15/2019	390	39,000	329	274	55
L3 Technologies, Inc.	$220.00	4/18/2019	70	7,000	66	66	– (1)
Northrop Grumman Corp.	$315.00	2/15/2019	290	29,000	525	396	129

Total Calls					$2,319	$2,150	$169

Puts
Invesco QQQ Trust Series 1	$183.00	12/21/2018	195	19,500	$85	$108	$(23)
SPDR S&P 500 ETF Trust	$289.00	12/21/2018	145	14,500	77	71	6

Total puts					$162	$179	$(17)

Total purchased option contracts					$2,481	$2,329	$152

(1)	Amount rounds to less than $1.

WRITTEN OPTION CONTRACTS - September 30, 2018
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value (000’s)	Premiums (Received) by Fund (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Calls
Bottomline Technologies de, Inc.	$75.00	10/19/2018	(155)	(15,500)	$(15)	$(7)	$(8)

Total Calls					$(15)	$(7)	$(8)

Puts
Northrop Grumman Corp.	$280.00	11/16/2018	(35)	(3,500)	$(4)	$(8)	$4

Total Puts					$(4)	$(8)	$4

Total written option contracts					$(19)	$(15)	$(4)

Artisan Partners Funds	69

ARTISAN VALUE FUND

Schedule of Investments – September 30, 2018

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.1%

COMMUNICATION SERVICES - 13.6%
Interactive Media & Services - 7.1%
Alphabet, Inc., Class C(1)(2)	19,516	$23,292
Facebook, Inc., Class A(1)	75,708	12,451

		35,743
Media - 6.5%
CBS Corp., Class B(2)	246,375	14,154
Comcast Corp., Class A	390,646	13,833
GCI Liberty, Inc., Class A(1)	84,895	4,330

		32,317
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 3.1%
Cie Generale des Etablissements Michelin SCA(3)	128,736	15,388

Internet & Direct Marketing Retail - 5.3%
Expedia Group, Inc.	65,501	8,547
Liberty Expedia Holdings, Inc., Class A(1)	125,679	5,912
Qurate Retail, Inc.(1)	540,496	12,004

		26,463
Specialty Retail - 2.4%
AutoNation, Inc.(1)	296,909	12,336

ENERGY - 11.6%
Oil, Gas & Consumable Fuels - 11.6%
Apache Corp.	212,493	10,130
Devon Energy Corp.	283,351	11,317
EOG Resources, Inc.	77,425	9,877
Hess Corp.	180,537	12,923
Occidental Petroleum Corp.	167,732	13,782

		58,029
FINANCIALS - 19.9%
Banks - 6.5%
Citigroup, Inc.	269,562	19,338
Wells Fargo & Co.	251,454	13,217

		32,555
Capital Markets - 4.4%
Goldman Sachs Group, Inc.	47,686	10,693
Oaktree Capital Group LLC	268,613	11,120

		21,813
Consumer Finance - 2.7%
Synchrony Financial	434,420	13,502

Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc., Class B(1)	98,458	21,081

Insurance - 2.1%
Chubb Ltd.	78,795	10,530

HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 2.4%
Medtronic plc	124,074	12,205

Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	168,163	9,081

Pharmaceuticals - 2.8%
Allergan plc	72,769	13,861

INDUSTRIALS - 5.5%
Construction & Engineering - 2.0%
Jacobs Engineering Group, Inc.	129,997	9,945

Trading Companies & Distributors - 3.5%
Air Lease Corp.	380,584	17,461

INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.8%
Cisco Systems, Inc.	289,466	14,083

Semiconductors & Semiconductor Equipment - 1.1%
NXP Semiconductors N.V.(3)	63,885	5,462

Software - 3.2%
Oracle Corp.	314,768	16,229

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	88,251	19,922

MATERIALS - 9.6%
Chemicals - 9.6%
Celanese Corp., Series A	73,521	8,381
DowDuPont, Inc.	168,163	10,814
LyondellBasell Industries N.V., Class A	106,308	10,898
Nutrien Ltd.(3)	314,987	18,175

		48,268

70	Artisan Partners Funds

	Shares Held	Value
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Simon Property Group, Inc.	56,703	$10,022

Total common stocks (Cost $327,271)		456,296

PREFERRED STOCK - 2.6%

INFORMATION TECHNOLOGY - 2.6%
Technology Hardware, Storage & Peripherals - 2.6%
Samsung Electronics Co., Ltd., 3.56%(2)(3)	388,750	13,265

Total preferred stock (Cost $4,623)		13,265

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.3%

MONEY MARKET FUNDS - 4.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.04%	7,120,947	7,121
Federated Treasury Obligations Fund - Institutional Class, 2.06%	7,120,947	7,121
Fidelity Treasury Fund - Institutional Class, 1.97%	7,120,070	7,120

Total short-term investments (cash equivalents) (Cost $21,362)		21,362

Total investments - 98.0% (Cost $353,256)		490,923

Other assets less liabilities - 2.0%		9,803

Total net assets - 100.0%(4)		$500,726

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin SCA	France	Euro
Nutrien Ltd.	Canada	U.S. dollar
NXP Semiconductors N.V.	Netherlands	U.S. dollar
Samsung Electronics Co., Ltd.,	Korea	Korean won

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TRADING CURRENCIES - September 30, 2018
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$15,388	3.1%
Korean won	13,265	2.7
U.S. dollar	462,270	94.2

Total investments	$490,923	100.0%

TOP TEN HOLDINGS - September 30, 2018
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	4.7%
Berkshire Hathaway, Inc.	United States	4.2
Apple, Inc.	United States	4.0
Citigroup, Inc.	United States	3.9
Nutrien Ltd.	Canada	3.6
Air Lease Corp.	United States	3.5
Oracle Corp.	United States	3.2
Cie Generale des Etablissements Michelin SCA	France	3.1
CBS Corp.	United States	2.8
Cisco Systems, Inc.	United States	2.8

Total		35.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2018

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS		GLOBAL DISCOVERY		GLOBAL EQUITY
ASSETS:
Investments in securities, unaffiliated, at value	$2,085,896		$53,931		$73,096		$308,936
Short-term investments (money market funds), at value	84,345		1,323		2,446		8,776
Total investments	2,170,241		55,254		75,542		317,712
Cash	–	(1)	–		–		23
Foreign currency	16,700		19		–	(1)	22
Receivable from investments sold	15,297		–		128		3,899
Receivable from fund shares sold	6,652		118		1		198
Dividends and interest receivable	1,821		174		27		340
Other assets	38		6		3		10
Total assets	2,210,749		55,571		75,701		322,204
LIABILITIES:
Payable for investments purchased	16,927		–		337		2,046
Payable for fund shares redeemed	2,238		–	(1)	–		6
Payable for operating expenses	485		91		40		112
Payable for deferred director’s compensation	36		6		2		9
Payable for foreign taxes	88		70	(2)	1		4
Total liabilities	19,774		167		380		2,177
Total net assets	$2,190,975		$55,404		$75,321		$320,027
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,108,377		$184,706		$69,144		$219,151
Total distributable earnings (loss)	82,598		(129,302)		6,177		100,876
Total net assets	$2,190,975		$55,404		$75,321		$320,027
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$477,908		$49,562		$75,321		$123,225
Advisor Shares	$1,031,825
Institutional Shares	$681,242		$5,842				$196,802
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	42,792,524		3,286,352		6,073,950		5,436,800
Advisor Shares	92,033,719
Institutional Shares	60,640,410		388,775				8,632,694
Net asset value per share
Investor Shares	$11.17		$15.08		$12.40		$22.66
Advisor Shares	$11.21
Institutional Shares	$11.23		$15.03				$22.80
Cost of securities of unaffiliated issuers held	$1,985,544		$50,816		$69,186		$256,375
Cost of foreign currency held	$16,716		$19		$–	(1)	$22

(1) Amount rounds to less than $1
(2) Including foreign taxes on unrealized gains	$–		$31		$–		$–

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2018 (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$3,261,148		$3,405,420	$3,060,275	$12,257,265
Short-term investments (money market funds), at value	127,390		300,528	175,592	503,689
Total investments	3,388,538		3,705,948	3,235,867	12,760,954
Cash	–		7,761	2,908	2,117
Unrealized gain on unfunded loan commitments	–		–	23	–
Due from broker	–		–	496	–
Foreign currency	–	(1)	1,753	–	17,753
Receivable from investments sold	10,541		15,442	30,507	137,376
Receivable for variation margin on futures contracts	–		–	31	–
Receivable from fund shares sold	22,831		4,443	6,395	6,003
Dividends and interest receivable	1,757		13,950	48,122	43,198
Other assets	69		81	57	512
Total assets	3,423,736		3,749,378	3,324,406	12,967,913
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–		138	–	–
Dividends payable	–		–	2,902	–
Payable for investments purchased	17,088		495	69,098	32,182
Payable for fund shares redeemed	917		27,260	5,757	14,307
Payable for operating expenses	531		537	639	2,792
Payable for deferred director’s compensation	66		79	57	503
Payable for foreign taxes	48		719	–	1,282
Total liabilities	18,650		29,228	78,453	51,066
Total net assets	$3,405,086		$3,720,150	$3,245,953	$12,916,847
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,390,690		$3,021,006	$3,230,035	$9,358,227
Total distributable earnings	1,014,396		699,144	15,918	3,558,620
Total net assets	$3,405,086		$3,720,150	$3,245,953	$12,916,847
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,176,471		$724,848	$986,645	$4,733,866
Advisor Shares	$583,463		$851,738	$1,970,272	$2,367,026
Institutional Shares	$1,645,152		$2,143,564	$289,036	$5,815,955
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	42,533,226		39,734,346	99,983,847	141,349,542
Advisor Shares	21,014,990		46,749,056	199,672,169	70,754,835
Institutional Shares	58,777,791		117,304,175	29,299,140	172,512,897
Net asset value per share
Investor Shares	$27.66		$18.24	$9.87	$33.49
Advisor Shares	$27.76		$18.22	$9.87	$33.45
Institutional Shares	$27.99		$18.27	$9.87	$33.71
Cost of securities of unaffiliated issuers held	$2,561,963		$3,151,391	$3,231,010	$10,060,171
Cost of foreign currency held	$–	(1)	$1,772	$–	$18,714

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

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Statements of Assets and Liabilities – September 30, 2018 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$348,392		$12,389,471	$5,998,159		$3,105,451
Investments in securities, affiliated, at value	13,242		943,985	–		–
Short-term investments (money market funds), at value	39,487		1,891,096	160,119		193,728
Total investments	401,121		15,224,552	6,158,278		3,299,179
Cash	–		36,413	–	(1)	–
Foreign currency	–	(1)	6,031	–		–
Unrealized gain on foreign currency forward contracts	–		1,199	–		–
Receivable from investments sold	3,025		1,835	45,247		4,971
Receivable from fund shares sold	98		39,646	3,252		1,869
Dividends and interest receivable	1,009		73,391	1,668		4,319
Other assets	23		417	252		178
Total assets	405,276		15,383,484	6,208,697		3,310,516
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–		577	–		–
Payable for investments purchased	812		15,290	26,955		3,170
Payable for fund shares redeemed	139		11,235	15,582		2,182
Payable for operating expenses	169		2,416	1,221		982
Payable for deferred director’s compensation	23		407	248		175
Payable for foreign taxes	8		2,863	–		69
Total liabilities	1,151		32,788	44,006		6,578
Total net assets	$404,125		$15,350,696	$6,164,691		$3,303,938
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$264,372		$12,351,459	$3,372,466		$1,855,141
Total distributable earnings	139,753		2,999,237	2,792,225		1,448,797
Total net assets	$404,125		$15,350,696	$6,164,691		$3,303,938
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$228,317		$3,371,735	$2,003,621		$1,294,179
Advisor Shares			$4,683,702	$644,777		$951,667
Institutional Shares	$175,808		$7,295,259	$3,516,293		$1,058,092
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	9,728,666		91,508,675	44,688,800		54,937,741
Advisor Shares			127,105,226	14,296,297		40,441,760
Institutional Shares	7,452,943		197,065,368	71,919,191		44,905,302
Net asset value per share
Investor Shares	$23.47		$36.85	$44.83		$23.56
Advisor Shares			$36.85	$45.10		$23.53
Institutional Shares	$23.59		$37.02	$48.89		$23.56
Cost of securities of unaffiliated issuers held	$321,237		$12,351,038	$4,328,085		$2,185,904
Cost of securities of affiliated issuers held	$11,497		$437,730	$–		$–
Cost of foreign currency held	$–	(1)	$6,098	$–		$–

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2018 (Continued)

Dollar values in thousands

	SMALL CAP	THEMATIC		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$1,773,115	$100,384		$469,561
Short-term investments (money market funds), at value	33,427	17,959		21,362
Total investments	1,806,542	118,343		490,923
Cash	–	–	(1)	–
Unrealized gain on foreign currency forward contracts	–	75		–
Receivable from investments sold	454	91		10,250
Receivable from fund shares sold	1,883	511		384
Dividends and interest receivable	156	76		612
Other assets	45	2		28
Total assets	1,809,080	119,098		502,197
LIABILITIES:
Written options, at value	–	19	(2)	–
Payable for investments purchased	1,930	1,196		979
Payable for fund shares redeemed	856	21		260
Payable for operating expenses	372	52		186
Payable for deferred director’s compensation	43	2		27
Payable for foreign taxes	–	–		19
Total liabilities	3,201	1,290		1,471
Total net assets	$1,805,879	$117,808		$500,726
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$920,396	$106,098		$311,409
Total distributable earnings	885,483	11,710		189,317
Total net assets	$1,805,879	$117,808		$500,726
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$495,803	$79,673		$184,869
Advisor Shares	$495,650	$38,135		$130,949
Institutional Shares	$814,426			$184,908
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	12,723,954	5,536,432		12,245,520
Advisor Shares	12,692,138	2,649,396		8,706,066
Institutional Shares	20,595,473			12,264,290
Net asset value per share
Investor Shares	$38.97	$14.39		$15.10
Advisor Shares	$39.05	$14.39		$15.04
Institutional Shares	$39.54			$15.08
Cost of securities of unaffiliated issuers held	$1,162,582	$112,447		$353,256

(1) Amount rounds to less than $1
(2) Written options, premiums received $15

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2018

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS	GLOBAL DISCOVERY	GLOBAL EQUITY
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$30,707	$1,312	$270	$4,913
Interest	554	5	7	22
Total investment income	31,261	1,317	277	4,935
EXPENSES:
Management fees	23,467	576	359	3,236
Transfer agent fees
Investor Shares	1,386	166	92	358
Advisor Shares	820
Institutional Shares	35	30		29
Custodian fees	587	50	33	65
Accounting fees	74	70	44	73
Professional fees	168	91	43	71
Offering fees	–	–	24	–
Registration fees
Investor Shares	46	21	26	24
Advisor Shares	87
Institutional Shares	28	19		20
Director’s fees	89	6	6	13
Other operating expenses	215	18	3	26
Total operating expenses	27,002	1,047	630	3,915
Less amounts waived or paid by the Adviser	–	(242)	(77)	–
Net expenses	27,002	805	553	3,915
Net investment income (loss)	4,259	512	(276)	1,020
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	(87,813)	2,784	194	45,074
Foreign currency related transactions	(1,989)	(22)	(1)	(51)
Total realized gain (loss)	(89,802)	2,762	193	45,023
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	(170,497)	(5,284)	5,981	1,987
Foreign currency related transactions	7	– (1)	–	(3)
Total increase (decrease) in unrealized appreciation or depreciation	(170,490)	(5,284)	5,981	1,984
Net gain (loss) on investments and foreign currency related transactions	(260,292)	(2,522)	6,174	47,007
Net increase (decrease) in net assets resulting from operations	$(256,033)	$(2,010)	$5,898	$48,027

(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$2,414	$176	$13	$396
(3) Net of foreign taxes on realized gains	–	1	–	–
(4) Net of decrease in foreign taxes on unrealized gains	–	(96)	–	–

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2018 (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$30,892	$79,839	$1,274	$315,545
Interest	560	1,356	186,988	1,348
Total investment income	31,452	81,195	188,262	316,893
EXPENSES:
Management fees	27,190	34,850	19,270	128,233
Transfer agent fees
Investor Shares	2,578	1,856	2,015	12,518
Advisor Shares	431	718	1,489	2,158
Institutional Shares	35	36	34	104
Custodian fees	212	285	64	1,073
Accounting fees	72	74	111	73
Professional fees	143	164	153	461
Registration fees
Investor Shares	45	44	79	99
Advisor Shares	43	85	154	61
Institutional Shares	46	73	22	166
Director’s fees	118	136	105	549
Other operating expenses	172	144	214	661
Total operating expenses	31,085	38,465	23,710	146,156
Net investment income	367	42,730	164,552	170,737
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	204,821	170,655	17,617	1,199,635
Foreign currency forward contracts	–	(9,307)	–	–
Foreign currency related transactions	(224)	7,163	–	(3,737)
Futures contracts	–	–	1,241	–
Total realized gain	204,597	168,511	18,858	1,195,898
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	138,235	(90,039)	(49,777)	(716,021)
Foreign currency forward contracts	–	3,929	–	–
Foreign currency related transactions	45	(112)	–	(857)
Futures contracts	–	–	(1)	–
Unfunded loan commitments	–	–	23	–
Total increase (decrease) in unrealized appreciation or depreciation	138,280	(86,222)	(49,755)	(716,878)
Net gain (loss) on investments and foreign currency related transactions	342,877	82,289	(30,897)	479,020
Net increase in net assets resulting from operations	$343,244	$125,019	$133,655	$649,757

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,523	$5,651	–	$34,080

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	77

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Statements of Operations – For the Year Ended September 30, 2018 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$5,343	$343,487	$36,035	$46,068
Dividends, from affiliated issuers(2)	–	7,524	–	–
Interest	92	7,707	544	973
Total investment income	5,435	358,718	36,579	47,041
EXPENSES:
Management fees	5,954	143,160	60,794	34,672
Transfer agent fees
Investor Shares	608	8,972	4,813	3,768
Advisor Shares		3,693	466	643
Institutional Shares	30	87	52	36
Custodian fees	130	1,324	196	71
Accounting fees	73	74	44	41
Professional fees	82	527	228	174
Registration fees
Investor Shares	20	206	48	46
Advisor Shares		137	43	63
Institutional Shares	19	93	64	54
Director’s fees	20	605	260	149
Other operating expenses	29	1,027	387	637
Total operating expenses	6,965	159,905	67,395	40,354
Net investment income (loss)	(1,530)	198,813	(30,816)	6,687
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	102,246	710,473	1,325,617	436,692
Investments, from affiliated issuers	(77)	1,181	–	–
Foreign currency forward contracts	–	(57,057)	–	–
Foreign currency related transactions	(107)	32,857	(167)	–
Total realized gain	102,062	687,454	1,325,450	436,692
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	(61,878)	(1,597,541)	(53,709)	(130,183)
Investments, from affiliated issuers	2,772	391,080	–	–
Foreign currency forward contracts	–	17,891	–	–
Foreign currency related transactions	(19)	(471)	15	–
Total decrease in unrealized appreciation or depreciation	(59,125)	(1,189,041)	(53,694)	(130,183)
Net gain (loss) on investments and foreign currency related transactions	42,937	(501,587)	1,271,756	306,509
Net increase (decrease) in net assets resulting from operations	$41,407	$(302,774)	$1,240,940	$313,196

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$580	$32,073	$101	$413
(2) Net of foreign taxes withheld on dividends, affiliated issuers	–	1,328	–	–
(3) Net of foreign taxes on realized gains	–	35	–	–
(4) Net of decrease in foreign taxes on unrealized gains	–	(18)	–	–

The accompanying notes are an integral part of the financial statements.

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Year Ended September 30, 2018 (Continued)

Dollar values in thousands

	SMALL CAP	THEMATIC	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$4,384	$566	$9,725
Interest	209	16	128
Total investment income	4,593	582	9,853
EXPENSES:
Management fees	14,541	464	4,137
Transfer agent fees
Investor Shares	994	118	485
Advisor Shares	204	3	147
Institutional Shares	34		32
Custodian fees	47	29	32
Accounting fees	41	30	40
Dividends on securities sold short	–	2	–
Professional fees	81	74	63
Offering fees	–	14	–
Registration fees
Investor Shares	22	33	22
Advisor Shares	31	19	22
Institutional Shares	102		26
Director’s fees	57	6	24
Other operating expenses	143	14	85
Total operating expenses	16,297	806	5,115
Less amounts waived or paid by the Adviser	–	(108)	(14)
Net expenses	16,297	698	5,101
Net investment income (loss)	(11,704)	(116)	4,752
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	307,089	9,387	80,018
Foreign currency forward contracts	–	15	–
Foreign currency related transactions	–	(6)	20
Written options	–	(2,417)	–
Securities sold short	–	29	–
Total realized gain	307,089	7,008	80,038
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	156,773	4,866	(29,587)
Foreign currency forward contracts	–	69	–
Foreign currency related transactions	–	– (1)	– (1)
Written options	–	(2)	–
Total increase (decrease) in unrealized appreciation or depreciation	156,773	4,933	(29,587)
Net gain on investments and foreign currency related transactions	463,862	11,941	50,451
Net increase in net assets resulting from operations	$452,158	$11,825	$55,203

(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$–	$5	$257

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	79

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD			EMERGING MARKETS
	Year Ended 9/30/2018	Year Ended 9/30/2017		Year Ended 9/30/2018	Year Ended 9/30/2017
OPERATIONS:
Net investment income	$4,259	$5,224		$512	$256
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(87,813)	54,080		2,784	1,665
Foreign currency related transactions	(1,989)	(243)		(22)	(1)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(170,497)	238,939		(5,284)	7,503
Foreign currency related transactions	7	(69)		– (1)	(1)
Net increase (decrease) in net assets resulting from operations	(256,033)	297,931		(2,010)	9,422
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(17,577)	(1,258	)(2)	(238)	(288	)(2)
Advisor Shares	(26,894)	(2,162	)(2)
Institutional Shares	(25,296)	(1,987	)(2)	(44)	(47	)(2)
Total distributions paid to shareholders	(69,767)	(5,407)		(282)	(335)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	548,203	791,404		6,558	5,361
Total increase in net assets	222,403	1,083,928		4,266	14,448
Net assets, beginning of period	1,968,572	884,644		51,138	36,690
Net assets, end of period	$2,190,975	$1,968,572	(2)	$55,404	$51,138	(2)

(1) Amount rounds to less than $1

(2) The following information was previously reported in the September 30, 2017 financial statements. The distributions information for the year ended September 30, 2017, presented on the Statement of Change in Net Assets is presented for comparative purposes to the September 30, 2018 financial statements which conform to the SEC Final Rule on Disclosure Update and Simplification described in Note 14 to the Financial Statements. Distributions paid to shareholders from net investment income and net realized gains on investment transactions during the year ended September 30, 2017, and accumulated undistributed net investment income at September 30, 2017 were as follows:

	Developing World			Emerging Markets
Distribution paid to shareholders
Investor Shares
Net investment income	$(171)			$(288)
Net realized gains	(1,087)			–
Advisor Shares
Net investment income	(753)
Net realized gains	(1,409)
Institutional Shares
Net investment income	(827)			(47)
Net realized gains	(1,160)			–

Accumulated undistributed net investment income	$4,433			$15

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Year Ended 9/30/2018	Period Ended 9/30/2017(1)	Year Ended 9/30/2018	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$(276)	$(10)	$1,020	$(220)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	194	(25)	45,074	20,120
Foreign currency related transactions	(1)	(1)	(51)	(89)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	5,981	375	1,987	25,918
Foreign currency related transactions	–	–	(3)	11
Net increase in net assets resulting from operations	5,898	339	48,027	45,740
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(90)	–	(912)
Institutional Shares			(1,168)	(186	)(2)
Total distributions paid to shareholders	(90)	–	(2,080)	(186)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	56,352	12,822	(17,298)	(11,750)
Total increase in net assets	62,160	13,161	28,649	33,804
Net assets, beginning of period	13,161	–	291,378	257,574
Net assets, end of period	$75,321	$13,161 (2)	$320,027	$291,378	(2)

(1) For the period from commencement of operations (August 21, 2017) through September 30, 2017.

(2) The following information was previously reported in the September 30, 2017 financial statements. The distributions information for the year ended September 30, 2017, presented on the Statement of Change in Net Assets is presented for comparative purposes to the September 30, 2018 financial statements which conform to the SEC Final Rule on Disclosure Update and Simplification described in Note 14 to the Financial Statements. Distributions paid to shareholders from net investment income and net realized gains on investment transactions during the year ended September 30, 2017, and accumulated undistributed net investment income/(loss) at September 30, 2017 were as follows:

	Global Discovery		Global Equity
Distribution paid to shareholders
Investor Shares
Net investment income	$–		$–
Net realized gains	–		–
Institutional Shares
Net investment income			(186)
Net realized gains			–

Accumulated undistributed net investment income/(loss)	$6		$(28)

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES			GLOBAL VALUE
	Year Ended 9/30/2018	Year Ended 9/30/2017		Year Ended 9/30/2018	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$367	$(4,619)		$42,730	$19,522
Net realized gain (loss) on:
Investments, from unaffiliated issuers	204,821	128,629		170,655	18,452
Foreign currency forward contracts	–	6,592		(9,307)	1,761
Foreign currency related transactions	(224)	66		7,163	(321)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	138,235	251,517		(90,039)	452,558
Foreign currency forward contracts	–	94		3,929	(4,493)
Foreign currency related transactions	45	47		(112)	149
Net increase in net assets resulting from operations	343,244	382,326		125,019	487,628
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(41,081)	(1,289	)(1)	(16,006)	(19,504	)(1)
Advisor Shares	(17,255)	(311	)(1)	(17,624)	(11,287	)(1)
Institutional Shares	(56,726)	(1,335	)(1)	(34,390)	(28,378	)(1)
Total distributions paid to shareholders	(115,062)	(2,935)		(68,020)	(59,169)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	473,489	486,587		583,045	582,380
Total increase in net assets	701,671	865,978		640,044	1,010,839
Net assets, beginning of period	2,703,415	1,837,437		3,080,106	2,069,267
Net assets, end of period	$3,405,086	$2,703,415	(1)	$3,720,150	$3,080,106	(1)

(1) The following information was previously reported in the September 30, 2017 financial statements. The distributions information for the year ended September 30, 2017, presented on the Statement of Change in Net Assets is presented for comparative purposes to the September 30, 2018 financial statements which conform to the SEC Final Rule on Disclosure Update and Simplification described in Note 14 to the Financial Statements. Distributions paid to shareholders from net investment income and net realized gains on investment transactions during the year ended September 30, 2017, and accumulated undistributed net investment income/(loss) at September 30, 2017 were as follows:

	Global Opportunities			Global Value
Distribution paid to shareholders
Investor Shares
Net investment income	$–			$(4,872)
Net realized gains	(1,289)			(14,632)
Advisor Shares
Net investment income	–			(3,108)
Net realized gains	(311)			(8,179)
Institutional Shares
Net investment income	–			(8,504)
Net realized gains	(1,335)			(19,874)

Accumulated undistributed net investment income/(loss)	$(64)			$15,538

The accompanying notes are an integral part of the financial statements.

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	HIGH INCOME			INTERNATIONAL
	Year Ended 9/30/2018	Year Ended 9/30/2017		Year Ended 9/30/2018	Year Ended 9/30/2017
OPERATIONS:
Net investment income	$164,552	$125,960		$170,737	$120,147
Net realized gain (loss) on:
Investments, from unaffiliated issuers	17,617	60,042		1,199,635	193,492
Investments, from affiliated issuers	–	–		–	9,897
Foreign currency forward contracts	–	92		–	–
Foreign currency related transactions	–	(36)		(3,737)	(6,091)
Futures contracts	1,241	–		–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(49,777)	17,379		(716,021)	1,592,736
Investments, from affiliated issuers	–	–		–	(49,388)
Foreign currency related transactions	–	–		(857)	2,325
Futures contracts	(1)	418		–	–
Unfunded loan commitments	23	–		–	–
Net increase in net assets resulting from operations	133,655	203,855		649,757	1,863,118
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(60,684)	(33,850	)(1)	(38,619)	(77,560	)(1)
Advisor Shares	(130,761)	(89,135	)(1)	(20,271)	(38,758	)(1)
Institutional Shares	(21,787)	(7,387	)(1)	(54,804)	(70,935	)(1)
Total distributions paid to shareholders	(213,232)	(130,372)		(113,694)	(187,253)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	881,988	581,058		(1,653,643)	(3,626,913)
Total increase (decrease) in net assets	802,411	654,541		(1,117,580)	(1,951,048)
Net assets, beginning of period	2,443,542	1,789,001		14,034,427	15,985,475
Net assets, end of period	$3,245,953	$2,443,542	(1)	$12,916,847	$14,034,427	(1)

(1) The following information was previously reported in the September 30, 2017 financial statements. The distributions information for the year ended September 30, 2017, presented on the Statement of Change in Net Assets is presented for comparative purposes to the September 30, 2018 financial statements which conform to the SEC Final Rule on Disclosure Update and Simplification described in Note 14 to the Financial Statements. Distributions paid to shareholders from net investment income and net realized gains on investment transactions during the year ended September 30, 2017, and accumulated undistributed net investment income/(loss) at September 30, 2017 were as follows:

	High Income			International
Distribution paid to shareholders
Investor Shares
Net investment income	$(32,485)			$(77,560)
Net realized gains	(1,365)			–
Advisor Shares
Net investment income	(86,094)			(38,758)
Net realized gains	(3,041)			–
Institutional Shares
Net investment income	(7,381)			(70,935)
Net realized gains	(6)			–

Accumulated undistributed net investment income/(loss)	$(1,756)			$113,442

The accompanying notes are an integral part of the financial statements.

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ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP			INTERNATIONAL VALUE
	Year Ended 9/30/2018	Year Ended 9/30/2017		Year Ended 9/30/2018	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$(1,530)	$44		$198,813	$123,652
Net realized gain (loss) on:
Investments, from unaffiliated issuers	102,246	82,584		710,473	230,217
Investments, from affiliated issuers	(77)	(2)		1,181	58,638
Foreign currency forward contracts	–	–		(57,057)	29,315
Foreign currency related transactions	(107)	(187)		32,857	1,051
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(61,878)	(22,061)		(1,597,541)	2,431,151
Investments, from affiliated issuers	2,772	(1,027)		391,080	(395,257)
Foreign currency forward contracts	–	–		17,891	(20,377)
Foreign currency related transactions	(19)	82		(471)	1,405
Net increase (decrease) in net assets resulting from operations	41,407	59,433		(302,774)	2,459,795
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(36,616)	(27,861	)(1)	(164,573)	(162,843	)(1)
Advisor Shares				(173,254)	(113,072	)(1)
Institutional Shares	(26,081)	(10,687	)(1)	(267,787)	(98,213	)(1)
Total distributions paid to shareholders	(62,697)	(38,548)		(605,614)	(374,128)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(137,518)	(252,488)		1,303,172	794,380
Total increase (decrease) in net assets	(158,808)	(231,603)		394,784	2,880,047
Net assets, beginning of period	562,933	794,536		14,955,912	12,075,865
Net assets, end of period	$404,125	$562,933	(1)	$15,350,696	$14,955,912	(1)

(1) The following information was previously reported in the September 30, 2017 financial statements. The distributions information for the year ended September 30, 2017, presented on the Statement of Change in Net Assets is presented for comparative purposes to the September 30, 2018 financial statements which conform to the SEC Final Rule on Disclosure Update and Simplification described in Note 14 to the Financial Statements. Distributions paid to shareholders from net investment income and net realized gains on investment transactions during the year ended September 30, 2017, and accumulated undistributed net investment income/(loss) at September 30, 2017 were as follows:

	International Small Cap			International Value
Distribution paid to shareholders
Investor Shares
Net investment income	$–			$(42,007)
Net realized gains	(27,861)			(120,836)
Advisor Shares
Net investment income				(33,270)
Net realized gains				(79,802)
Institutional Shares
Net investment income	–			(30,068)
Net realized gains	(10,687)			(68,145)

Accumulated undistributed net investment income/(loss)	$(363)			$108,768

The accompanying notes are an integral part of the financial statements.

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP			MID CAP VALUE
	Year Ended 9/30/2018	Year Ended 9/30/2017		Year Ended 9/30/2018	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$(30,816)	$(39,654)		$6,687	$14,344
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,325,617	1,022,279		436,692	453,327
Foreign currency related transactions	(167)	69		–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(53,709)	(150,163)		(130,183)	125,836
Foreign currency related transactions	15	(11)		–	–
Net increase in net assets resulting from operations	1,240,940	832,520		313,196	593,507
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(292,322))	(243,702	)(1)	(177,746)	(65,205	)(1)
Advisor Shares	(76,242)	(41,123	)(1)	(102,557)	(29,075	)(1)
Institutional Shares	(500,170)	(325,841	)(1)	(99,593)	(22,284	)(1)
Total distributions paid to shareholders	(868,734)	(610,666)		(379,896)	(116,564)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(1,188,104)	(1,308,554)		(681,308)	(608,599)
Total decrease in net assets	(815,898)	(1,086,700)		(748,008)	(131,656)
Net assets, beginning of period	6,980,589	8,067,289		4,051,946	4,183,602
Net assets, end of period	$6,164,691	$6,980,589	(1)	$3,303,938	$4,051,946	(1)

(1) The following information was previously reported in the September 30, 2017 financial statements. The distributions information for the year ended September 30, 2017, presented on the Statement of Change in Net Assets is presented for comparative purposes to the September 30, 2018 financial statements which conform to the SEC Final Rule on Disclosure Update and Simplification described in Note 14 to the Financial Statements. Distributions paid to shareholders from net investment income and net realized gains on investment transactions during the year ended September 30, 2017, and accumulated undistributed net investment income/(loss) at September 30, 2017 were as follows:

	Mid Cap			Mid Cap Value
Distribution paid to shareholders
Investor Shares
Net investment income	$–			$(17,209)
Net realized gains	(243,702)			(47,996)
Advisor Shares
Net investment income	–			(8,466)
Net realized gains	(41,123)			(20,609)
Institutional Shares
Net investment income	–			(7,041)
Net realized gains	(325,841)			(15,243)

Accumulated undistributed net investment income/(loss)	$(13,653)			$5,224

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP			THEMATIC
	Year Ended 9/30/2018	Year Ended 9/30/2017		Year Ended 9/30/2018	Period Ended 9/30/2017(1)
OPERATIONS:
Net investment loss	$(11,704)	$(10,786)		$(116)	$(27)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	307,089	190,509		9,387	1,172
Foreign currency forward contracts	–	–		15	(21)
Foreign currency related transactions	–	–		(6)	(3)
Written options	–	–		(2,417)	(55)
Securities sold short	–	–		29	– (2)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	156,773	(19,498)		4,866	1,030
Foreign currency forward contracts	–	–		69	6
Foreign currency related transactions	–	–		– (2)	–
Written options	–	–		(2)	(2)
Net increase in net assets resulting from operations	452,158	160,225		11,825	2,100
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(63,823)	(8,357	)(3)	(1,606)	–
Advisor Shares	(47,808)			–	–
Institutional Shares	(75,707)	(5,632	)(3)	–	–
Total distributions paid to shareholders	(187,338)	(13,989)		(1,606)	–
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	256,968	(144,667)		92,296	13,193
Total increase in net assets	521,788	1,569		102,515	15,293
Net assets, beginning of period	1,284,091	1,282,522		15,293	–
Net assets, end of period	$1,805,879	$1,284,091	(3)	$117,808	$15,293 (3)

(1) For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(2) Amount rounds to less than $1.

(3) The following information was previously reported in the September 30, 2017 financial statements. The distributions information for the year ended September 30, 2017, presented on the Statement of Change in Net Assets is presented for comparative purposes to the September 30, 2018 financial statements which conform to the SEC Final Rule on Disclosure Update and Simplification described in Note 14 to the Financial Statements. Distributions paid to shareholders from net investment income and net realized gains on investment transactions during the year ended September 30, 2017, and accumulated undistributed net investment income/(loss) at September 30, 2017 were as follows:

	Small Cap			Thematic
Distribution paid to shareholders
Investor Shares
Net investment income	$–			$–
Net realized gains	(8,357)			–
Institutional Shares
Net investment income	–
Net realized gains	(5,632)

Accumulated undistributed net investment income/(loss)	$(7,896)			$(6)

The accompanying notes are an integral part of the financial statements.

86	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE
	Year Ended 9/30/2018	Year Ended 9/30/2017
OPERATIONS:
Net investment income	$4,752	$4,919
Net realized gain (loss) on:
Investments, from unaffiliated issuers	80,018	113,069
Foreign currency related transactions	20	(12)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(29,587)	7,112
Foreign currency related transactions	– (1)	30
Net increase in net assets resulting from operations	55,203	125,118
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Investor Shares	(20,140)	(3,087	)(2)
Advisor Shares	(17,636)	(1,699	)(2)
Institutional Shares	(23,446)	(761	)(2)
Total distributions paid to shareholders	(61,222)	(5,547)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(145,445)	(274,994)
Total decrease in net assets	(151,464)	(155,423)
Net assets, beginning of period	652,190	807,613
Net assets, end of period	$500,726	$652,190	(2)

(1) Amount rounds to less than $1

(2) The following information was previously reported in the September 30, 2017 financial statements. The distributions information for the year ended September 30, 2017, presented on the Statement of Change in Net Assets is presented for comparative purposes to the September 30, 2018 financial statements which conform to the SEC Final Rule on Disclosure Update and Simplification described in Note 14 to the Financial Statements. Distributions paid to shareholders from net investment income and net realized gains on investment transactions during the year ended September 30, 2017, and accumulated undistributed net investment income at September 30, 2017 were as follows:

	Value
Distribution paid to shareholders
Investor Shares
Net investment income	$(3,087)
Net realized gains	–
Advisor Shares
Net investment income	(1,699)
Net realized gains	–
Institutional Shares
Net investment income	(761)
Net realized gains	–

Accumulated undistributed net investment income	$3,216

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	87

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

						Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
9/30/2018	$12.83	—	(5)	(1.23)	(1.23)	(0.02)	(0.41)	(0.43)	$11.17
9/30/2017	$10.51	0.03		2.34	2.37	(0.01)	(0.04)	(0.05)	$12.83
9/30/2016	$8.39	0.02		2.10	2.12	—	—	—	$10.51
9/30/2015(6)	$10.00	—	(5)	(1.61)	(1.61)	—	—	—	$8.39
Advisor Shares
9/30/2018	$12.87	0.03		(1.25)	(1.22)	(0.03)	(0.41)	(0.44)	$11.21
9/30/2017	$10.54	0.05		2.35	2.40	(0.03)	(0.04)	(0.07)	$12.87
9/30/2016	$8.39	0.03		2.12	2.15	—	—	—	$10.54
9/30/2015(6)	$10.00	(0.01)		(1.60)	(1.61)	—	—	—	$8.39
Institutional Shares
9/30/2018	$12.89	0.04		(1.25)	(1.21)	(0.04)	(0.41)	(0.45)	$11.23
9/30/2017	$10.56	0.06		2.34	2.40	(0.03)	(0.04)	(0.07)	$12.89
9/30/2016	$8.39	0.04		2.13	2.17	—	—	—	$10.56
9/30/2015(6)	$10.00	(0.01)		(1.60)	(1.61)	—	—	—	$8.39
EMERGING MARKETS FUND
Investor Shares
9/30/2018	$15.58	0.15		(0.56)	(0.41)	(0.09)	—	(0.09)	$15.08
9/30/2017	$12.75	0.08		2.87	2.95	(0.12)	—	(0.12)	$15.58
9/30/2016(19)	$9.90	0.19		2.66	2.85	—	—	—	$12.75
9/30/2015	$12.54	0.02		(2.56)	(2.54)	(0.10)	—	(0.10)	$9.90
9/30/2014(7)	$12.32	0.08		0.20	0.28	(0.06)	—	(0.06)	$12.54
Institutional Shares
9/30/2018	$15.50	0.14		(0.53)	(0.39)	(0.08)	—	(0.08)	$15.03
9/30/2017	$12.65	0.08		2.86	2.94	(0.09)	—	(0.09)	$15.50
9/30/2016(19)	$9.83	0.03		2.79	2.82	—	—	—	$12.65
9/30/2015	$12.52	0.02		(2.53)	(2.51)	(0.18)	—	(0.18)	$9.83
9/30/2014	$12.32	0.12		0.20	0.32	(0.12)	—	(0.12)	$12.52

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
9/30/2018	(9.99)%	$477,908	1.36%	n/a	(0.02)%	121.12%
9/30/2017	22.70%	$520,406	1.40%	n/a	0.26%	45.04%
9/30/2016	25.27%	$266,122	1.50%	1.52%	0.25%	47.59%
9/30/2015(6)	(16.10)%	$20,642	1.50%	2.23%	(0.20)%	9.00%
Advisor Shares
9/30/2018	(9.87)%	$1,031,825	1.18%	n/a	0.22%	121.12%
9/30/2017	22.94%	$763,998	1.21%	n/a	0.47%	45.04%
9/30/2016	25.63%	$340,831	1.25%	n/a	0.28%	47.59%
9/30/2015(6)	(16.10)%	$58,196	1.40%	1.96%	(0.37)%	9.00%
Institutional Shares
9/30/2018	(9.80)%	$681,242	1.08%	n/a	0.29%	121.12%
9/30/2017	22.99%	$684,168	1.12%	n/a	0.50%	45.04%
9/30/2016	25.86%	$277,691	1.15%	n/a	0.44%	47.59%
9/30/2015(6)	(16.10)%	$39,993	1.40%	2.03%	(0.44)%	9.00%
EMERGING MARKETS FUND
Investor Shares
9/30/2018	(2.70)%	$49,562	1.41%*	1.78%	0.89%	35.24%
9/30/2017	23.47%	$42,429	1.50%	2.19%	0.61%	26.22%
9/30/2016(19)	28.79%	$30,135	0.94%	1.85%	1.68%	45.79%
9/30/2015	(20.44)%	$22,842	1.50%	1.79%	0.16%	28.03%
9/30/2014(7)	2.29%	$67,065	1.50%	1.51%	0.64%	32.26%
Institutional Shares
9/30/2018	(2.57)%	$5,842	1.33%*	2.00%	0.87%	35.24%
9/30/2017	23.47%	$8,709	1.50%	2.23%	0.57%	26.22%
9/30/2016(19)	28.69%	$6,555	1.26%	1.79%	0.29%	45.79%
9/30/2015	(20.43)%	$27,961	1.36%	n/a	0.16%	28.03%
9/30/2014	2.65%	$338,286	1.19%	n/a	0.96%	32.26%

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	89

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2018	$10.32	(0.09)	2.23	2.14	— (5)	(0.06)	(0.06)	$12.40
9/30/2017(8)	$10.00	(0.01)	0.33	0.32	—	—	—	$10.32
GLOBAL EQUITY FUND
Investor Shares
9/30/2018	$19.60	0.03	3.17	3.20	—	(0.14)	(0.14)	$22.66
9/30/2017	$16.54	(0.03)	3.09	3.06	—	—	—	$19.60
9/30/2016	$15.73	(0.01)	1.17	1.16	—	(0.35)	(0.35)	$16.54
9/30/2015	$16.18	(0.03)	0.07	0.04	—	(0.49)	(0.49)	$15.73
9/30/2014	$15.72	(0.02)	1.23	1.21	—	(0.75)	(0.75)	$16.18
Institutional Shares
9/30/2018	$19.66	0.10	3.18	3.28	—	(0.14)	(0.14)	$22.80
9/30/2017	$16.58	0.01	3.10	3.11	(0.03)	—	(0.03)	$19.66
9/30/2016(9)	$16.44	0.06	0.43	0.49	—	(0.35)	(0.35)	$16.58
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2018	$25.69	(0.03)	3.07	3.04	—	(1.07)	(1.07)	$27.66
9/30/2017	$21.74	(0.08)	4.06	3.98	—	(0.03)	(0.03)	$25.69
9/30/2016	$18.35	(0.06)	3.59	3.53	(0.02)	(0.12)	(0.14)	$21.74
9/30/2015	$18.92	0.01	(0.09)	(0.08)	(0.06)	(0.43)	(0.49)	$18.35
9/30/2014	$17.29	0.01	1.62	1.63	—	—	—	$18.92
Advisor Shares
9/30/2018	$25.75	0.01	3.07	3.08	—	(1.07)	(1.07)	$27.76
9/30/2017	$21.76	(0.05)	4.07	4.02	—	(0.03)	(0.03)	$25.75
9/30/2016	$18.37	(0.03)	3.58	3.55	(0.04)	(0.12)	(0.16)	$21.76
9/30/2015(10)	$19.16	0.02	(0.81)	(0.79)	—	—	—	$18.37
Institutional Shares
9/30/2018	$25.92	0.03	3.11	3.14	—	(1.07)	(1.07)	$27.99
9/30/2017	$21.89	(0.03)	4.09	4.06	—	(0.03)	(0.03)	$25.92
9/30/2016	$18.46	(0.01)	3.61	3.60	(0.05)	(0.12)	(0.17)	$21.89
9/30/2015	$19.04	0.07	(0.11)	(0.04)	(0.11)	(0.43)	(0.54)	$18.46
9/30/2014	$17.35	0.07	1.62	1.69	—	—	—	$19.04

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2018	20.90%	$75,321	1.50%	1.71%	(0.75)%	38.71%
9/30/2017(8)	3.20%	$13,161	1.50%	4.55%	(0.83)%	1.85%
GLOBAL EQUITY FUND
Investor Shares
9/30/2018	16.38%	$123,225	1.36%	n/a	0.13%	120.14%
9/30/2017	18.50%	$131,813	1.40%	n/a	(0.20)%	109.89%
9/30/2016	7.40%	$145,817	1.37%	n/a	(0.09)%	96.23%
9/30/2015	0.20%	$296,380	1.37%	n/a	(0.19)%	78.44%
9/30/2014	7.94%	$236,270	1.46%	n/a	(0.14)%	89.24%
Institutional Shares
9/30/2018	16.73%	$196,802	1.10%	n/a	0.45%	120.14%
9/30/2017	18.78%	$159,565	1.16%	n/a	0.03%	109.89%
9/30/2016(9)	3.01%	$111,757	1.11%	n/a	0.37%	96.23%
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2018	12.19%	$1,176,471	1.15%	n/a	(0.13)%	44.27%
9/30/2017	18.36%	$974,286	1.15%	n/a	(0.35)%	34.13%
9/30/2016	19.29%	$781,877	1.17%	n/a	(0.33)%	34.62%
9/30/2015	(0.46)%	$669,846	1.19%	n/a	0.07%	55.53%
9/30/2014	9.43%	$724,237	1.20%	n/a	0.07%	45.14%
Advisor Shares
9/30/2018	12.32%	$583,463	1.00%	n/a	0.03%	44.27%
9/30/2017	18.53%	$398,375	1.03%	n/a	(0.20)%	34.13%
9/30/2016	19.37%	$193,230	1.08%	n/a	(0.16)%	34.62%
9/30/2015(10)	(4.12)%	$54,172	1.10%	1.46%	0.24%	55.53%
Institutional Shares
9/30/2018	12.48%	$1,645,152	0.91%	n/a	0.11%	44.27%
9/30/2017	18.60%	$1,330,754	0.93%	n/a	(0.11)%	34.13%
9/30/2016	19.60%	$862,330	0.92%	n/a	(0.07)%	34.62%
9/30/2015	(0.23)%	$631,904	0.95%	n/a	0.36%	55.53%
9/30/2014	9.74%	$435,471	0.97%	n/a	0.35%	45.14%

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	91

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees^	Net Asset Value, End of Period
GLOBAL VALUE FUND
Investor Shares
9/30/2018	$17.87	0.18	0.55	0.73	(0.12)	(0.24)	(0.36)	—	$18.24
9/30/2017	$15.30	0.10	2.88	2.98	(0.11)	(0.30)	(0.41)	—	$17.87
9/30/2016	$14.47	0.10	1.58	1.68	(0.05)	(0.80)	(0.85)	—	$15.30
9/30/2015	$15.63	0.07	(0.71)	(0.64)	(0.08)	(0.44)	(0.52)	—	$14.47
9/30/2014	$14.44	0.09	1.45	1.54	(0.09)	(0.26)	(0.35)	—	$15.63
Advisor Shares
9/30/2018	$17.86	0.21	0.54	0.75	(0.15)	(0.24)	(0.39)	—	$18.22
9/30/2017	$15.28	0.13	2.87	3.00	(0.12)	(0.30)	(0.42)	—	$17.86
9/30/2016	$14.48	0.13	1.57	1.70	(0.10)	(0.80)	(0.90)	—	$15.28
9/30/2015(10)	$15.60	0.05	(1.17)	(1.12)	—	—	—	—	$14.48
Institutional Shares
9/30/2018	$17.90	0.24	0.54	0.78	(0.17)	(0.24)	(0.41)	—	$18.27
9/30/2017	$15.32	0.14	2.87	3.01	(0.13)	(0.30)	(0.43)	—	$17.90
9/30/2016	$14.50	0.14	1.59	1.73	(0.11)	(0.80)	(0.91)	—	$15.32
9/30/2015	$15.67	0.11	(0.73)	(0.62)	(0.11)	(0.44)	(0.55)	—	$14.50
9/30/2014	$14.46	0.13	1.45	1.58	(0.11)	(0.26)	(0.37)	—	$15.67
HIGH INCOME FUND
Investor Shares
9/30/2018	$10.20	0.58	(0.13)	0.45	(0.58)	(0.20)	(0.78)	—	$9.87
9/30/2017	$9.85	0.59	0.37	0.96	(0.59)	(0.02)	(0.61)	—	$10.20
9/30/2016	$9.49	0.63	0.40	1.03	(0.63)	(0.04)	(0.67)	—	$9.85
9/30/2015	$9.97	0.61	(0.44)	0.17	(0.61)	(0.04)	(0.65)	—	$9.49
9/30/2014(11)	$10.00	0.27	(0.07)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Advisor Shares
9/30/2018	$10.20	0.60	(0.13)	0.47	(0.60)	(0.20)	(0.80)	—	$9.87
9/30/2017	$9.85	0.60	0.38	0.98	(0.61)	(0.02)	(0.63)	—	$10.20
9/30/2016	$9.49	0.64	0.41	1.05	(0.65)	(0.04)	(0.69)	—	$9.85
9/30/2015	$9.97	0.63	(0.44)	0.19	(0.63)	(0.04)	(0.67)	—	$9.49
9/30/2014(11)	$10.00	0.28	(0.08)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Institutional Shares
9/30/2018	$10.19	0.61	(0.12)	0.49	(0.61)	(0.20)	(0.81)	—	$9.87
9/30/2017(12)	$9.85	0.59	0.36	0.95	(0.59)	(0.02)	(0.61)	—	$10.19
Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

92	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL VALUE FUND
Investor Shares
9/30/2018	4.16%	$724,848	1.25%	n/a	1.00%	27.98%
9/30/2017	19.95%	$811,771	1.25%	n/a	0.59%	12.67%
9/30/2016	11.86%	$748,254	1.26%	n/a	0.70%	20.52%
9/30/2015	(4.32)%	$826,965	1.28%	n/a	0.46%	19.41%
9/30/2014	10.75%	$1,308,060	1.30%	n/a	0.59%	25.41%
Advisor Shares
9/30/2018	4.27%	$851,738	1.10%	n/a	1.14%	27.98%
9/30/2017	20.16%	$796,869	1.10%	n/a	0.78%	12.67%
9/30/2016	12.00%	$403,036	1.14%	n/a	0.88%	20.52%
9/30/2015(10)	(7.18)%	$185,741	1.20%	1.23%	0.70%	19.41%
Institutional Shares
9/30/2018	4.40%	$2,143,564	1.01%	n/a	1.31%	27.98%
9/30/2017	20.23%	$1,471,466	1.02%	n/a	0.84%	12.67%
9/30/2016	12.18%	$917,977	1.03%	n/a	0.97%	20.52%
9/30/2015	(4.16)%	$512,600	1.03%	n/a	0.73%	19.41%
9/30/2014	11.05%	$559,120	1.04%	n/a	0.82%	25.41%
HIGH INCOME FUND
Investor Shares
9/30/2018	4.66%	$986,645	0.99%	n/a	5.88%	79.10%
9/30/2017	10.07%	$632,387	1.00%	n/a	5.88%	92.44%
9/30/2016	11.40%	$544,969	1.03%	n/a	6.66%	69.41%
9/30/2015	1.73%	$424,685	1.09%	n/a	6.20%	91.33%
9/30/2014(11)	2.08%	$278,360	1.11%	n/a	5.01%	56.46%
Advisor Shares
9/30/2018	4.83%	$1,970,272	0.82%	n/a	6.03%	79.10%
9/30/2017	10.27%	$1,548,786	0.82%	n/a	6.04%	92.44%
9/30/2016	11.61%	$1,244,032	0.84%	n/a	6.81%	69.41%
9/30/2015	1.88%	$489,374	0.93%	n/a	6.38%	91.33%
9/30/2014(11)	2.12%	$227,631	0.99%	n/a	5.20%	56.46%
Institutional Shares
9/30/2018	5.02%	$289,036	0.74%	n/a	6.13%	79.10%
9/30/2017(12)	9.94%	$262,369	0.78%	n/a	5.94%	92.44%

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	93

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND
Investor Shares
9/30/2018	$32.28	0.35	1.08	1.43	(0.22)	—	(0.22)	$33.49
9/30/2017	$28.30	0.20	4.08	4.28	(0.30)	—	(0.30)	$32.28
9/30/2016	$26.97	0.27	1.19	1.46	(0.13)	—	(0.13)	$28.30
9/30/2015	$30.04	0.17	(3.01)	(2.84)	(0.23)	—	(0.23)	$26.97
9/30/2014	$28.66	0.26	1.41	1.67	(0.29)	—	(0.29)	$30.04
Advisor Shares
9/30/2018	$32.25	0.43	1.05	1.48	(0.28)	—	(0.28)	$33.45
9/30/2017	$28.31	0.23	4.08	4.31	(0.37)	—	(0.37)	$32.25
9/30/2016	$27.00	0.34	1.17	1.51	(0.20)	—	(0.20)	$28.31
9/30/2015(10)	$31.25	0.07	(4.32)	(4.25)	—	—	—	$27.00
Institutional Shares
9/30/2018	$32.50	0.46	1.05	1.51	(0.30)	—	(0.30)	$33.71
9/30/2017	$28.51	0.30	4.08	4.38	(0.39)	—	(0.39)	$32.50
9/30/2016	$27.19	0.36	1.17	1.53	(0.21)	—	(0.21)	$28.51
9/30/2015	$30.27	0.21	(3.00)	(2.79)	(0.29)	—	(0.29)	$27.19
9/30/2014	$28.86	0.32	1.43	1.75	(0.34)	—	(0.34)	$30.27
INTERNATIONAL SMALL CAP FUND
Investor Shares
9/30/2018	$24.69	(0.10)	2.05	1.95	—	(3.17)	(3.17)	$23.47
9/30/2017	$23.17	(0.03)	2.75	2.72	—	(1.20)	(1.20)	$24.69
9/30/2016	$23.37	(0.02)	0.63	0.61	(0.03)	(0.78)	(0.81)	$23.17
9/30/2015	$24.30	0.03	0.42	0.45	—	(1.38)	(1.38)	$23.37
9/30/2014	$26.39	(0.01)	(0.35)	(0.36)	(0.12)	(1.61)	(1.73)	$24.30
Institutional Shares
9/30/2018	$24.75	(0.04)	2.05	2.01	—	(3.17)	(3.17)	$23.59
9/30/2017	$23.18	0.06	2.71	2.77	—	(1.20)	(1.20)	$24.75
9/30/2016(13)	$22.54	0.04	0.60	0.64	—	—	—	$23.18

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

94	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL FUND
Investor Shares
9/30/2018	4.45%	$4,733,866	1.18%	n/a	1.06%	55.16%
9/30/2017	15.39%	$5,808,005	1.18%	n/a	0.70%	57.60%
9/30/2016	5.39%	$7,930,361	1.19%	n/a	0.98%	64.65%
9/30/2015	(9.55)%	$10,156,292	1.17%	n/a	0.54%	45.02%
9/30/2014	5.85%	$13,607,488	1.17%	n/a	0.85%	46.49%
Advisor Shares
9/30/2018	4.58%	$2,367,026	1.04%	n/a	1.29%	55.16%
9/30/2017	15.56%	$2,357,528	1.04%	n/a	0.82%	57.60%
9/30/2016	5.58%	$2,782,189	1.01%	n/a	1.23%	64.65%
9/30/2015(10)	(13.60)%	$2,465,135	1.07%	1.07%	0.47%	45.02%
Institutional Shares
9/30/2018	4.67%	$5,815,955	0.95%	n/a	1.36%	55.16%
9/30/2017	15.66%	$5,868,894	0.96%	n/a	1.05%	57.60%
9/30/2016	5.64%	$5,272,925	0.95%	n/a	1.27%	64.65%
9/30/2015	(9.34)%	$4,973,656	0.95%	n/a	0.70%	45.02%
9/30/2014	6.10%	$3,926,338	0.95%	n/a	1.05%	46.49%
INTERNATIONAL SMALL CAP FUND
Investor Shares
9/30/2018	8.70%	$228,317	1.55%	n/a	(0.44)%	59.53%
9/30/2017	13.09%	$307,580	1.57%	n/a	(0.16)%	79.09%
9/30/2016	2.50%	$585,000	1.51%	n/a	(0.07)%	69.82%
9/30/2015	2.02%	$961,035	1.52%	n/a	0.13%	43.84%
9/30/2014	(1.66)%	$1,090,091	1.50%	n/a	(0.05)%	57.94%
Institutional Shares
9/30/2018	8.94%	$175,808	1.35%	n/a	(0.17)%	59.53%
9/30/2017	13.31%	$255,353	1.37%	n/a	0.29%	79.09%
9/30/2016(13)	2.84%	$209,536	1.37%	n/a	0.41%	69.82%

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	95

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2018	$39.08	0.42	(1.14)	(0.72)	(0.41)	(1.10)	(1.51)	$36.85
9/30/2017	$33.55	0.27	6.27	6.54	(0.26)	(0.75)	(1.01)	$39.08
9/30/2016	$32.62	0.32	2.57	2.89	(0.28)	(1.68)	(1.96)	$33.55
9/30/2015	$36.56	0.21	(1.79)	(1.58)	(0.55)	(1.81)	(2.36)	$32.62
9/30/2014	$37.01	0.32	2.01	2.33	(0.63)	(2.15)	(2.78)	$36.56
Advisor Shares
9/30/2018	$39.11	0.48	(1.16)	(0.68)	(0.48)	(1.10)	(1.58)	$36.85
9/30/2017	$33.57	0.33	6.27	6.60	(0.31)	(0.75)	(1.06)	$39.11
9/30/2016	$32.66	0.39	2.54	2.93	(0.34)	(1.68)	(2.02)	$33.57
9/30/2015(10)	$35.54	0.15	(3.03)	(2.88)	—	—	—	$32.66
Institutional Shares
9/30/2018	$39.28	0.53	(1.18)	(0.65)	(0.51)	(1.10)	(1.61)	$37.02
9/30/2017	$33.71	0.42	6.23	6.65	(0.33)	(0.75)	(1.08)	$39.28
9/30/2016	$32.77	0.40	2.57	2.97	(0.35)	(1.68)	(2.03)	$33.71
9/30/2015	$36.71	0.30	(1.81)	(1.51)	(0.62)	(1.81)	(2.43)	$32.77
9/30/2014	$37.12	0.41	2.00	2.41	(0.67)	(2.15)	(2.82)	$36.71
MID CAP FUND
Investor Shares
9/30/2018	$42.58	(0.26)	8.21	7.95	—	(5.70)	(5.70)	$44.83
9/30/2017	$41.34	(0.27)	4.85	4.58	—	(3.34)	(3.34)	$42.58
9/30/2016	$44.42	(0.30)	3.78	3.48	—	(6.56)	(6.56)	$41.34
9/30/2015	$47.67	(0.36)	1.99	1.63	—	(4.88)	(4.88)	$44.42
9/30/2014	$48.69	(0.36)	3.14	2.78	—	(3.80)	(3.80)	$47.67
Advisor Shares
9/30/2018	$42.75	(0.20)	8.25	8.05	—	(5.70)	(5.70)	$45.10
9/30/2017	$41.43	(0.22)	4.88	4.66	—	(3.34)	(3.34)	$42.75
9/30/2016	$44.46	(0.24)	3.77	3.53	—	(6.56)	(6.56)	$41.43
9/30/2015(10)	$46.88	(0.17)	(2.25)	(2.42)	—	—	—	$44.46
Institutional Shares
9/30/2018	$45.84	(0.18)	8.93	8.75	—	(5.70)	(5.70)	$48.89
9/30/2017	$44.15	(0.19)	5.22	5.03	—	(3.34)	(3.34)	$45.84
9/30/2016	$46.92	(0.22)	4.01	3.79	—	(6.56)	(6.56)	$44.15
9/30/2015	$49.98	(0.26)	2.08	1.82	—	(4.88)	(4.88)	$46.92
9/30/2014	$50.75	(0.24)	3.27	3.03	—	(3.80)	(3.80)	$49.98

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

96	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2018	(1.99)%	$3,371,735	1.18%	n/a	1.11%	21.55%
9/30/2017	20.19%	$4,350,119	1.19%	n/a	0.78%	11.67%
9/30/2016	9.02%	$5,500,119	1.18%	n/a	0.98%	17.79%
9/30/2015	(4.67)%	$5,229,869	1.17%	n/a	0.60%	23.74%
9/30/2014	6.50%	$8,953,691	1.16%	n/a	0.86%	20.45%
Advisor Shares
9/30/2018	(1.87)%	$4,683,702	1.04%	n/a	1.27%	21.55%
9/30/2017	20.41%	$4,323,659	1.04%	n/a	0.93%	11.67%
9/30/2016	9.17%	$3,537,587	1.02%	n/a	1.21%	17.79%
9/30/2015(10)	(8.10)%	$2,782,652	1.06%	1.07%	0.87%	23.74%
Institutional Shares
9/30/2018	(1.79)%	$7,295,259	0.95%	n/a	1.41%	21.55%
9/30/2017	20.48%	$6,282,134	0.97%	n/a	1.18%	11.67%
9/30/2016	9.27%	$3,038,159	0.96%	n/a	1.26%	17.79%
9/30/2015	(4.44)%	$2,606,468	0.96%	n/a	0.86%	23.74%
9/30/2014	6.73%	$2,456,145	0.96%	n/a	1.09%	20.45%
MID CAP FUND
Investor Shares
9/30/2018	21.12%	$2,003,621	1.18%	n/a	(0.62)%	49.83%
9/30/2017	12.19%	$2,277,750	1.18%	n/a	(0.68)%	42.59%
9/30/2016	8.08%	$3,232,399	1.18%	n/a	(0.75)%	40.35%
9/30/2015	3.20%	$3,909,986	1.19%	n/a	(0.76)%	51.39%
9/30/2014	6.04%	$5,220,973	1.20%	n/a	(0.74)%	55.19%
Advisor Shares
9/30/2018	21.26%	$644,777	1.04%	n/a	(0.48)%	49.83%
9/30/2017	12.36%	$583,658	1.05%	n/a	(0.54)%	42.59%
9/30/2016	8.19%	$445,648	1.05%	n/a	(0.62)%	40.35%
9/30/2015(10)	(5.16)%	$431,658	1.10%	1.12%	(0.73)%	51.39%
Institutional Shares
9/30/2018	21.37%	$3,516,293	0.95%	n/a	(0.39)%	49.83%
9/30/2017	12.45%	$4,119,181	0.95%	n/a	(0.45)%	42.59%
9/30/2016	8.33%	$4,389,242	0.95%	n/a	(0.52)%	40.35%
9/30/2015	3.45%	$4,482,164	0.95%	n/a	(0.53)%	51.39%
9/30/2014	6.30%	$4,280,444	0.95%	n/a	(0.49)%	55.19%

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	97

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
9/30/2018	$23.98	0.02	1.86	1.88	(0.02)	(2.28)	(2.30)	$23.56
9/30/2017	$21.41	0.06	3.11	3.17	(0.16)	(0.44)	(0.60)	$23.98
9/30/2016	$22.22	0.12	2.70	2.82	(0.09)	(3.54)	(3.63)	$21.41
9/30/2015	$27.00	0.20	(2.21)	(2.01)	(0.17)	(2.60)	(2.77)	$22.22
9/30/2014	$26.34	0.12	1.74	1.86	(0.11)	(1.09)	(1.20)	$27.00
Advisor Shares
9/30/2018	$23.94	0.05	1.85	1.90	(0.03)	(2.28)	(2.31)	$23.53
9/30/2017	$21.37	0.09	3.10	3.19	(0.18)	(0.44)	(0.62)	$23.94
9/30/2016	$22.23	0.14	2.70	2.84	(0.16)	(3.54)	(3.70)	$21.37
9/30/2015(10)	$25.12	0.12	(3.01)	(2.89)	—	—	—	$22.23
Institutional Shares
9/30/2018	$23.98	0.07	1.85	1.92	(0.06)	(2.28)	(2.34)	$23.56
9/30/2017	$21.40	0.11	3.11	3.22	(0.20)	(0.44)	(0.64)	$23.98
9/30/2016	$22.25	0.16	2.70	2.86	(0.17)	(3.54)	(3.71)	$21.40
9/30/2015	$27.05	0.26	(2.22)	(1.96)	(0.24)	(2.60)	(2.84)	$22.25
9/30/2014	$26.38	0.20	1.73	1.93	(0.17)	(1.09)	(1.26)	$27.05
SMALL CAP FUND
Investor Shares
9/30/2018	$33.61	(0.31)	10.64	10.33	—	(4.97)	(4.97)	$38.97
9/30/2017	$29.93	(0.29)	4.30	4.01	—	(0.33)	(0.33)	$33.61
9/30/2016	$28.55	(0.27)	4.36	4.09	—	(2.71)	(2.71)	$29.93
9/30/2015	$26.76	(0.30)	2.09	1.79	—	—	—	$28.55
9/30/2014	$27.65	(0.31)	(0.58)	(0.89)	—	—	—	$26.76
Advisor Shares
9/30/2018	$33.63	(0.26)	10.65	10.39	—	(4.97)	(4.97)	$39.05
9/30/2017(14)	$29.23	(0.18)	4.58	4.40	—	—	—	$33.63
Institutional Shares
9/30/2018	$33.98	(0.24)	10.77	10.53	—	(4.97)	(4.97)	$39.54
9/30/2017	$30.19	(0.23)	4.35	4.12	—	(0.33)	(0.33)	$33.98
9/30/2016	$28.72	(0.20)	4.38	4.18	—	(2.71)	(2.71)	$30.19
9/30/2015	$26.85	(0.24)	2.11	1.87	—	—	—	$28.72
9/30/2014	$27.70	(0.25)	(0.60)	(0.85)	—	—	—	$26.85

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

98	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
9/30/2018	8.55%	$1,294,179	1.19%	n/a	0.07%	19.15%
9/30/2017	15.08%	$1,957,786	1.17%	n/a	0.25%	23.92%
9/30/2016	14.10%	$2,416,461	1.16%	1.16%	0.59%	26.62%
9/30/2015	(8.45)%	$4,345,131	1.19%	n/a	0.81%	31.18%
9/30/2014	7.18%	$9,305,582	1.19%	n/a	0.46%	25.67%
Advisor Shares
9/30/2018	8.68%	$951,667	1.05%	n/a	0.24%	19.15%
9/30/2017	15.23%	$1,053,640	1.06%	n/a	0.40%	23.92%
9/30/2016	14.22%	$1,025,855	1.05%	1.06%	0.70%	26.62%
9/30/2015(10)	(11.50)%	$938,389	1.09%	1.11%	1.00%	31.18%
Institutional Shares
9/30/2018	8.75%	$1,058,092	0.98%	n/a	0.30%	19.15%
9/30/2017	15.37%	$1,040,520	0.97%	n/a	0.48%	23.92%
9/30/2016	14.29%	$741,286	0.95%	0.95%	0.81%	26.62%
9/30/2015	(8.25)%	$1,236,240	0.96%	n/a	1.03%	31.18%
9/30/2014	7.44%	$1,702,469	0.95%	n/a	0.72%	25.67%
SMALL CAP FUND
Investor Shares
9/30/2018	34.71%	$495,803	1.20%	n/a	(0.90)%	43.85%
9/30/2017	13.56%	$461,398	1.21%	n/a	(0.96)%	35.37%
9/30/2016	15.27%	$764,298	1.25%	n/a	(1.00)%	27.00%
9/30/2015	6.69%	$863,536	1.23%	n/a	(1.01)%	45.31%
9/30/2014	(3.22)%	$1,231,921	1.21%	n/a	(1.09)%	38.67%
Advisor Shares
9/30/2018	34.89%	$495,650	1.06%	n/a	(0.75)%	43.85%
9/30/2017(14)	15.05%	$324,762	1.12%	n/a	(0.86)%	35.37%
Institutional Shares
9/30/2018	34.94%	$814,426	1.01%	n/a	(0.70)%	43.85%
9/30/2017	13.81%	$497,931	1.01%	n/a	(0.75)%	35.37%
9/30/2016	15.51%	$518,224	1.01%	n/a	(0.76)%	27.00%
9/30/2015	6.96%	$389,724	1.02%	n/a	(0.79)%	45.31%
9/30/2014	(3.07)%	$227,772	1.00%	n/a	(0.88)%	38.67%

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	99

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
THEMATIC FUND
Investor Shares
9/30/2018	$11.79	(0.04)	3.82	3.78	—	(1.18)	(1.18)	$14.39
9/30/2017(15)	$10.00	(0.02)	1.81	1.79	—	—	—	$11.79
Advisor Shares
9/30/2018(16)	$13.82	— (5)	0.57	0.57	—	—	—	$14.39
VALUE FUND
Investor Shares
9/30/2018	$15.25	0.11	1.19	1.30	(0.05)	(1.40)	(1.45)	$15.10
9/30/2017	$13.10	0.07	2.17	2.24	(0.09)	—	(0.09)	$15.25
9/30/2016	$11.56	0.09	2.61	2.70	(0.06)	(1.10)	(1.16)	$13.10
9/30/2015	$14.14	0.11	(1.66)	(1.55)	(0.11)	(0.92)	(1.03)	$11.56
9/30/2014	$13.38	0.15	1.35	1.50	(0.09)	(0.65)	(0.74)	$14.14
Advisor Shares
9/30/2018	$15.22	0.12	1.19	1.31	(0.09)	(1.40)	(1.49)	$15.04
9/30/2017	$13.05	0.10	2.15	2.25	(0.08)	—	(0.08)	$15.22
9/30/2016	$11.57	0.10	2.61	2.71	(0.13)	(1.10)	(1.23)	$13.05
9/30/2015(10)	$13.41	0.07	(1.91)	(1.84)	—	—	—	$11.57
Institutional Shares
9/30/2018	$15.26	0.14	1.19	1.33	(0.11)	(1.40)	(1.51)	$15.08
9/30/2017	$13.09	0.12	2.15	2.27	(0.10)	—	(0.10)	$15.26
9/30/2016	$11.60	0.11	2.61	2.72	(0.13)	(1.10)	(1.23)	$13.09
9/30/2015	$14.19	0.14	(1.66)	(1.52)	(0.15)	(0.92)	(1.07)	$11.60
9/30/2014	$13.42	0.18	1.35	1.53	(0.11)	(0.65)	(0.76)	$14.19

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

100	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
THEMATIC FUND
Investor Shares
9/30/2018	34.31%	$79,673	1.51	%(17)	1.70	%(17)	(0.27)%	355.37	%(18)
9/30/2017(15)	18.00%	$15,293	1.52	%(17)	2.70	%(17)	(0.49)%	170.19%
Advisor Shares
9/30/2018(16)	4.12%	$38,135	1.40	%(17)	2.74	%(17)	0.16%	355.37	%(18)
VALUE FUND
Investor Shares
9/30/2018	9.32%	$184,869	1.01%		n/a		0.72%	24.53%
9/30/2017	17.16%	$216,981	1.01%		n/a		0.50%	44.17%
9/30/2016	24.64%	$457,969	0.96%		n/a		0.75%	52.05%
9/30/2015	(11.90)%	$341,852	1.00%		n/a		0.78%	74.07%
9/30/2014	11.52%	$1,172,529	0.98%		n/a		1.06%	53.36%
Advisor Shares
9/30/2018	9.43%	$130,949	0.88%		0.89%		0.83%	24.53%
9/30/2017	17.37%	$181,340	0.85%		n/a		0.71%	44.17%
9/30/2016	24.73%	$251,643	0.84%		n/a		0.89%	52.05%
9/30/2015(10)	(13.72)%	$466,702	0.86%		n/a		1.12%	74.07%
Institutional Shares
9/30/2018	9.56%	$184,908	0.80%		n/a		0.94%	24.53%
9/30/2017	17.46%	$253,869	0.80%		n/a		0.82%	44.17%
9/30/2016	24.78%	$98,001	0.77%		n/a		0.95%	52.05%
9/30/2015	(11.69)%	$180,143	0.75%		n/a		1.07%	74.07%
9/30/2014	11.77%	$304,091	0.74%		n/a		1.31%	53.36%

^	Unless otherwise indicated, amount rounds to less than $0.01 per share, if applicable.
*	Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018 to 1.35% for Investor Shares and 1.20% for Institutional Shares.
(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Amount is between $0.005 and $(0.005) per share.
(6)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.
(7)	Effective February 14, 2014, the Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(8)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(9)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.
(10)	For the period from commencement of operations (April 1, 2015) through September 30, 2015.
(11)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.
(12)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(13)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	101

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Financial Highlights – continued

(14)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.
(15)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(16)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(17)	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
THEMATIC FUND
Investor Shares
9/30/2018	1.50%	1.69%
9/30/2017#	1.50%	2.69%
Advisor Shares
9/30/2018&	1.40%	2.74%

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.
#	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
&	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(18)	Portfolio Turnover Rate calculation excludes purchased options expiring within one year of purchase date. Had these transactions been included, the Portfolio Turnover Rate for the fiscal year ended September 30, 2018 would have been 390.18%.
(19)	In the fiscal year ended September 30, 2016, Emerging Markets Fund recognized a non-recurring reimbursement from the Fund’s former custodian of approximately $172,000 in connection with certain out-of-pocket expenses the custodian charged the Fund between 1998 and 2015. The reimbursement represented 0.5% of the Fund’s net assets of September 30, 2016. The impact of the reimbursement is as follows for the September 30, 2016 Net Investment Income per share, Total Return, Ratio of Expenses to Average Net Assets, Ratio of Expenses to Average Net Assets Excluding Waivers and Ratio of Net Investment Income to Average Net Assets:

	Impact On Net Investment Income	Impact On Total Return	Impact On Ratio of Expenses to Average Net Assets	Impact On Ratio of Expenses to Average Net Assets Excluding Waivers	Impact On Ratio of Net Investment Income to Average Net Assets
Emerging Markets Fund
Investor Shares	$0.07	0.61%	(0.56)%	(0.56)%	0.56%
Institutional Shares	$0.03	0.61%	(0.24)%	(0.25)%	0.24%

The accompanying notes are an integral part of the financial statements.

102	Artisan Partners Funds

ARTISAN FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2018

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2018, Artisan Partners Funds is a series company comprised of fifteen series and follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Fund (“Emerging Markets Fund”)	June 2, 2008	N/A	June 26, 2006
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	N/A	N/A
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	N/A	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small Cap Fund (“International Small Cap Fund”)	December 21, 2001	N/A	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Thematic Fund (“Thematic Fund”)	April 24, 2017	July 31, 2018	N/A
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011

Each Fund is an open-end, diversified mutual fund except Thematic Fund, which is an open-end, non-diversified mutual fund. The investment objective of each Fund (except Developing World Fund, High Income Fund and Thematic Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Thematic Fund’s investment objective is to seek maximum long-term capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies, including money market funds, were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

(b)

Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2015 through 2018) and have concluded that, as of September 30, 2018, no provision for income tax would be required in the Funds’

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS

financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the year ended September 30, 2018, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2018, the Funds did not incur any interest or penalties.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)

Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)

Restricted securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through U.S. dollar denominated

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of September 30, 2018, Global Value Fund, International Value Fund and Thematic Fund had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed on the Schedules of Investments but are included in other assets less liabilities.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)

Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(g)

Equity-linked securities – Developing World Fund, Emerging Markets Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Thematic Fund and Value Fund may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked securities and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(h)

Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(i)

Indemnifications – The Funds indemnify its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds may also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of September 30, 2018, no claim has been made for indemnification pursuant to any such agreement of the Funds.

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS

(j)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(k)

Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund is obligated to fund term loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating liquid assets. Unfunded commitments were recorded at market value and unrealized gains and losses are presented seperately on the Statement of Assets and Liabilities.

(l)

Redemption Fees – Artisan High Income Fund generally imposes a 2% redemption fee on shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Fund also waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(m)

Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale the Funds are obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Funds will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Funds terminate the short sale. This loss may be unlimited. The Funds will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Funds may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Funds generally must segregate cash or other liquid assets for the benefit of its

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

counterparty to secure the Funds’ obligation to purchase the security, so that the total of the amounts segregated is equal to the market value of the securities sold short.

Artisan Partners Funds had an agreement with State Street Bank and Trust Company (“SSB”), the Fund’s custodian, in order to execute short sales. The Funds incur expenses as a result of executing short sales.

During the year ended September 30, 2018, only Thematic Fund engaged in short sales and paid dividends on securities sold short, as shown in the Statements of Operations. For the year ended September 30, 2018, Thematic Fund incurred fees and expenses on short sales, which is included in other operating expenses in the Statements of Operations. As of September 30, 2018, there were no open short sale positions for any of the Funds.

(n)

Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)	Risks:

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the values of debt securities fall in response to increases in interest rates. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably. Given the low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade by the major rating agencies, or may be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is typically limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to certain loans and other forms of direct indebtedness.

As a non-diversified fund, Thematic Fund may invest a larger portion of its assets in securities of a smaller number of issues than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds.

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(a). A description of the fair value leveling techniques are described below:

Equity securities, money market funds, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, equity-linked securities and foreign currency forward contracts are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2018 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Developed Markets	$628,798	$-	$-	$628,798
Emerging Asia	962,481	54,907	-	1,017,388
Europe, Middle East & Africa	126,940	21,445	-	148,385
Latin America	245,024	-	-	245,024
Preferred Stock(1)
Latin America	46,301	-	-	46,301
Money Market Funds	84,345	-	-	84,345
Total Investments	$2,093,889	$76,352	$-	$2,170,241

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Emerging Markets
Common Stocks(1)
Developed Markets	$2,549	$-	$-		$2,549
Emerging Asia	33,973	-	-	(3)	33,973
Europe, Middle East & Africa	7,684	1,071	-		8,755
Latin America	5,873	-	-		5,873
Preferred Stocks(1)
Europe, Middle East & Africa	1,159	-	-		1,159
Latin America	1,622	-	-		1,622
Money Market Funds	1,323	-	-		1,323
Total Investments	$54,183	$1,071	$-	(3)	$55,254
Global Discovery
Common Stocks(1)
Americas	$45,992	$-	$-		$45,992
Emerging Markets	3,769	-	-		3,769
Europe	16,166	-	-		16,166
Pacific Basin	6,464	-	-		6,464
Preferred Stock(1)
Europe	705	-	-		705
Money Market Funds	2,446	-	-		2,446
Total Investments	$75,542	$-	$-		$75,542
Global Equity
Common Stocks(1)
Americas	$151,064	$-	$-		$151,064
Emerging Markets	12,439	-	-		12,439
Europe	130,322	-	-		130,322
Pacific Basin	11,432	-	-		11,432
Preferred Stock(1)
Emerging Markets	3,679	-	-		3,679
Money Market Funds	8,776	-	-		8,776
Total Investments	$317,712	$-	$-		$317,712
Global Opportunities
Common Stocks(1)
Americas	$1,693,140	$-	$-		$1,693,140
Emerging Markets	182,375	-	-		182,375
Europe	872,032	-	-		872,032
Pacific Basin	513,601	-	-		513,601
Money Market Funds	127,390	-	-		127,390
Total Investments	$3,388,538	$-	$-		$3,388,538

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Global Value
Common Stocks(1)
Americas	$1,766,426	$-	$-		$1,766,426
Emerging Markets	498,776	-	-		498,776
Europe	1,084,018	-	-		1,084,018
Pacific Basin	51,646	-	-		51,646
Preferred Stock(1)
Emerging Markets	4,554	-	-		4,554
Money Market Funds	300,528	-	-		300,528
Total Investments	3,705,948	-	-		3,705,948
Foreign Currency Forward Contracts(2)	-	(138)	-		(138)
Total	$3,705,948	$(138)	$-		$3,705,810
High Income
Corporate Bonds(1)	$-	$2,304,070	$-		$2,304,070
Bank Loans(1)	-	730,302	-		730,302
Convertible Debenture(1)	-	17,018	-		17,018
Preferred Stocks(1)	-	3,359	4,308		7,667
Common Stock(1)	-	1,218	-		1,218
Corporate Bond Escrows(1)	-	-	-	(4)	-	(4)
Money Market Funds	175,592	-	-		175,592
Total Investments	175,592	3,055,967	4,308		3,235,867
Futures Contracts(2)	417	-	-		417
Total	$176,009	$3,055,967	$4,308		$3,236,284
International
Common Stocks(1)
Americas	$1,330,555	$-	$-		$1,330,555
Emerging Markets	733,667	-	-		733,667
Europe	8,856,718	-	-		8,856,718
Pacific Basin	693,503	-	-		693,503
Equity-Linked Security(1)
Europe	-	215,541	-		215,541
Preferred Stocks(1)
Emerging Markets	197,162	-	-		197,162
Europe	230,119	-	-		230,119
Money Market Funds	503,689	-	-		503,689
Total Investments	$12,545,413	$215,541	$-		$12,760,954

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Small Cap
Common Stocks(1)
Americas	$28,086	$-	$-	$28,086
Emerging Markets	15,335	-	-	15,335
Europe	281,891	-	-	281,891
Pacific Basin	36,322	-	-	36,322
Money Market Funds	39,487	-	-	39,487
Total Investments	$401,121	$-	$-	$401,121
International Value
Common Stocks(1)
Americas	$2,079,112	$-	$-	$2,079,112
Emerging Markets	2,412,006	-	-	2,412,006
Europe	8,524,718	-	-	8,524,718
Pacific Basin	218,953	-	-	218,953
Preferred Stocks(1)
Emerging Markets	98,667	-	-	98,667
Money Market Funds	1,891,096	-	-	1,891,096
Total Investments	15,224,552	-	-	15,224,552
Foreign Currency Forward Contracts(2)	-	622	-	622
Total	$15,224,552	$622	$-	$15,225,174
Mid Cap
Common Stocks(1)
Americas	$5,699,639	$-	$-	$5,699,639
Emerging Markets	59,206	-	-	59,206
Europe	179,044	-	-	179,044
Pacific Basin	60,270	-	-	60,270
Money Market Funds	160,119	-	-	160,119
Total Investments	$6,158,278	$-	$-	$6,158,278
Mid Cap Value
Common Stocks(1)	$3,105,451	$-	$-	$3,105,451
Money Market Funds	193,728	-	-	193,728
Total Investments	$3,299,179	$-	$-	$3,299,179
Small Cap
Common Stocks(1)	$1,773,115	$-	$-	$1,773,115
Money Market Funds	33,427	-	-	33,427
Total Investments	$1,806,542	$-	$-	$1,806,542

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Thematic
Common Stocks(1)	$97,264	$-	$639	$97,903
Purchased Option Contracts	2,481	-	-	2,481
Money Market Funds	17,959	-	-	17,959
Total Investments	117,704	-	639	118,343
Foreign Currency Forward Contracts(2)	-	75	-	75
Written Option Contracts	(19)	-	-	(19)
Total	$117,685	$75	$639	$118,399
Value
Common Stocks(1)
Americas	$435,446	$-	$-	$435,446
Europe	20,850	-	-	20,850
Preferred Stock(1)
Emerging Markets	13,265	-	-	13,265
Money Market Funds	21,362	-	-	21,362
Total Investments	$490,923	$-	$-	$490,923

(1)See the Fund’s Schedule of Investments for sector or country classifications.

(2)Foreign currency forward contracts and futures contracts are valued at unrealized appreciation (depreciation).

(3)Common stock, valued at $0.

(4)Corporate bond escrows, valued at $0.

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at September 30, 2018		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stock	$-	(1)	Last quote in inactive market less 100% discount	N/A
High Income Fund
Corporate Bond Escrows	$-	(1)	Last quote in inactive market less 100% discount	N/A
Preferred Stock	$4,308	(2)	Enterprise Value/Earnings before interest, taxes, depreciation and amortization multiple of 11.10x determined from comparable companies less 25% discount	Valuation decrease as discount increased

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Assets	Fair Value at September 30, 2018		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Thematic Fund
Common Stock	$639	(2)	Enterprise Value/Earnings before interest, taxes, depreciation and amortization multiple of 14.24x and Enterprise Value/Revenue multiple range of 3.38x - 5.10x determined from comparable companies	Increase

(1)Includes one or more securities valued at $0.

(2)The inputs used by management in estimating the fair value include pro-forma EBITDA amounts and EBITDA multiples for comparable companies. Increases or decreases in these inputs would impact the estimated value directly. In certain instances, management has also adjusted the value to reflect illiquidity or non-transferability of assets. Increases in those discounts would reduce the value of the investments.

As of September 30, 2018, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Fund		High Income Fund		Thematic Fund
Balance as of September 30, 2017	$-	(1)	$4,863	(1)	$-
Transfers into Level 3	-		-		639	(2)
Net change in unrealized appreciation (depreciation)	-		(555)		-
Purchases	-		-		-
Sales	-		-		-
Realized Gain/Loss	-		-		-
Transfers out of Level 3	-		-		-

Balance as of September 30, 2018	$-	(1)	$4,308	(1)	$639

Net change in unrealized appreciation (depreciation) for investments held as of September 30, 2018	$-		$(555)		$-

(1)Includes one or more securities valued at $0.
(2)Security was deemed Level 3 after trading suspended for an extended period of time.

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. For Investor Shares and Advisor Shares of the Funds, some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees,

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred during the period was paid by the Adviser. Institutional Shares of the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2018 (in thousands):

	Year Ended 9/30/2018
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Developing World Fund - Investor Shares	$55	$1,331	$1,386
Artisan Developing World Fund - Advisor Shares	49	771	820
Artisan Developing World Fund - Institutional Shares	35	-	35
Artisan Emerging Markets Fund - Investor Shares	47	119	166
Artisan Emerging Markets Fund - Institutional Shares	30	-	30
Artisan Global Discovery Fund - Investor Shares	38	54	92
Artisan Global Equity Fund - Investor Shares	54	304	358
Artisan Global Equity Fund - Institutional Shares	29	-	29
Artisan Global Opportunities Fund - Investor Shares	86	2,492	2,578
Artisan Global Opportunities Fund - Advisor Shares	48	383	431
Artisan Global Opportunities Fund - Institutional Shares	35	-	35
Artisan Global Value Fund - Investor Shares	81	1,775	1,856
Artisan Global Value Fund - Advisor Shares	51	667	718
Artisan Global Value Fund - Institutional Shares	36	-	36
Artisan High Income Fund - Investor Shares	55	1,960	2,015
Artisan High Income Fund - Advisor Shares	59	1,430	1,489
Artisan High Income Fund - Institutional Shares	34	-	34
Artisan International Fund - Investor Shares	315	12,203	12,518
Artisan International Fund - Advisor Shares	69	2,089	2,158
Artisan International Fund - Institutional Shares	104	-	104
Artisan International Small Cap Fund - Investor Shares	68	540	608
Artisan International Small Cap Fund - Institutional Shares	30	-	30
Artisan International Value Fund - Investor Shares	130	8,842	8,972
Artisan International Value Fund - Advisor Shares	68	3,625	3,693
Artisan International Value Fund - Institutional Shares	87	-	87
Artisan Mid Cap Fund - Investor Shares	143	4,670	4,813
Artisan Mid Cap Fund - Advisor Shares	51	415	466
Artisan Mid Cap Fund - Institutional Shares	52	-	52

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2018
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Mid Cap Value Fund - Investor Shares	$151	$3,617	$3,768
Artisan Mid Cap Value Fund - Advisor Shares	59	584	643
Artisan Mid Cap Value Fund - Institutional Shares	36	-	36
Artisan Small Cap Fund - Investor Shares	116	878	994
Artisan Small Cap Fund - Advisor Shares	46	158	204
Artisan Small Cap Fund - Institutional Shares	34	-	34
Artisan Thematic Fund - Investor Shares	46	72	118
Artisan Thematic Fund - Advisor Shares(1)	3	-	3
Artisan Value Fund - Investor Shares	64	421	485
Artisan Value Fund - Advisor Shares	48	99	147
Artisan Value Fund - Institutional Shares	32	-	32

(1)For the period from commencement of operations (July 31, 2018) through September 30, 2018.

(6)	Commission recapture:

Each Fund except High Income Fund has the ability to direct transactions in equity securities to various brokers that have agreed to rebate a portion of the commissions generated. During the period, such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the year ended September 30, 2018 as follows (in thousands):

Developing World	$39
Emerging Markets	1
Global Equity	-	(1)
Global Opportunities	5
Global Value	1
International Small Cap	1
International Value	22
Mid Cap	30
Mid Cap Value	82
Small Cap	5
Value	22

(1)Amount rounds to less than $1

(7)	Derivative Transactions:

A Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in U.S. dollar or foreign currencies). A Fund may not engage in speculative currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. The Fund will earmark or segregate liquid assets to cover any unrealized losses.

Futures Transactions

A Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

When a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of liquid assets equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

Options Transactions

A Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. When a Fund writes options, it will cover its obligation by earmarking or segregating liquid assets.

If an option written expires, a Fund realizes a gain equal to the premium received at the time the option was written. If an option purchased expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of September 30, 2018 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Global Value	Foreign currency	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(138)
High Income	Interest rate	Futures contracts	Total distributable earnings	$417
International Value	Foreign currency	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$1,199
	Foreign currency	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(577)
Thematic	Foreign currency	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$75
	Equity	Purchased options contracts	Investments, at value	$2,481
	Equity	Written options contracts	Written options, at value	$(19)

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on the Statements of Operations for the year ended September 30, 2018 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Global Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(9,307)	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$3,929

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
High Income	Interest rate	Futures contracts	Net realized gain on futures contracts	$1,241	Net decrease in unrealized appreciation or depreciation on futures contracts	$(1)
International Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(57,057)	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$17,891
Thematic	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$15	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$69
	Equity	Purchased options contracts	Net realized gain on investments, from unaffiliated issuers	$1,821	Net increase in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$161
	Equity	Written options contracts	Net realized gain loss on written options	$(2,417)	Net decrease in unrealized appreciation or depreciation on written options	$(2)

The average monthly amount outstanding for each derivative type as of September 30, 2018 was as follows (dollar value in thousands):

Volume of derivative activity

Fund	Derivative Type	Average Monthly Principal Amount
Global Value	Foreign currency forward contracts	$96,704
International Value	Foreign currency forward contracts	$947,070
Thematic	Foreign currency forward contracts	$3,925

Fund	Derivative Type	Average Monthly Notional Amount
High Income	Futures contracts	$5,508

Fund	Derivative Type	Average Monthly Notional Amount
Thematic	Purchased options contracts	77,000
	Written options contracts	17,000

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
International Value	JPMorgan Chase Bank N.A.	$1,199	$(577)	$-	$622
Thematic	JPMorgan Chase Bank N.A.	75	-	-	75

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Global Value	JPMorgan Chase Bank N.A.	$138	$-	$-	$138
International Value	JPMorgan Chase Bank N.A.	577	(577)	$-	-

(8)	Related Party Transactions:

(a)

Investment Advisory Agreement – The Adviser, with which the officers and a director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the year ended September 30, 2018. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Emerging Markets Fund and Thematic Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.250%

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

(b)

Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. This contract continues through the date shown on the table below at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the year ended September 30, 2018 (dollar values in thousands):

For the year ended September 30, 2018, no operating expenses were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser as of September 30, 2018.

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived	Continues Through
Artisan Developing World Fund - Investor Shares	1.50%	$-	January 31, 2019
Artisan Developing World Fund - Advisor Shares	1.40%	-	January 31, 2019
Artisan Developing World Fund - Institutional Shares	1.40%	-	January 31, 2019
Artisan Emerging Markets Fund - Investor Shares(1)	1.35%	55	January 31, 2020
Artisan Emerging Markets Fund - Institutional Shares(1)	1.20%	187	January 31, 2020
Artisan Global Discovery Fund - Investor Shares	1.50%	77	January 31, 2020
Artisan Global Equity Fund - Investor Shares	1.50%	-	January 31, 2019
Artisan Global Equity Fund - Institutional Shares	1.50%	-	January 31, 2019
Artisan Global Opportunities Fund - Advisor Shares	1.10%	-	January 31, 2019
Artisan Global Value Fund - Advisor Shares	1.20%	-	January 31, 2019
Artisan High Income Fund - Investor Shares	1.25%	-	January 31, 2019
Artisan High Income Fund - Advisor Shares	1.25%	-	January 31, 2019
Artisan High Income Fund - Institutional Shares	1.25%	-	January 31, 2019
Artisan International Fund - Advisor Shares	1.07%	-	January 31, 2019
Artisan International Value Fund - Advisor Shares	1.06%	-	January 31, 2019
Artisan Mid Cap Fund - Advisor Shares	1.10%	-	January 31, 2019
Artisan Mid Cap Value Fund - Advisor Shares	1.09%	-	January 31, 2019

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived	Continues Through
Artisan Small Cap Fund - Advisor Shares	1.15%	$-	January 31, 2019
Artisan Thematic Fund - Investor Shares	1.50%	84	January 31, 2020
Artisan Thematic Fund - Advisor Shares	1.40%	24	January 31, 2020
Artisan Value Fund - Advisor Shares	0.88%	14	January 31, 2020

(1)Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018.

(c)

Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the year ended September 30, 2018, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $270,000 through March 31, 2018. Effective April 1, 2018, annual fee increased to $275,000 subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Partners Funds and a decrease of $10,000 for any terminated series of Artisan Partners Funds.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

Amount
Independent board chair	$60,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

If more than seven in-person meetings or four telephonic meetings are held in a calendar year, each director is paid an additional meeting attendance fee of $5,000 for each such in-person meeting and $1,000 for each such telephonic meeting. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)

Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(9)	Line of credit arrangement:

Prior to June 13, 2018, Artisan Partners Funds was a party to a line of credit agreement with a syndicate of financial institutions, including SSB, as lenders and SSB as administrative agent. Effective June 13, 2018, Artisan Partners Funds was a party to a line of credit agreement with a syndicate of lenders, led by J.P. Morgan Chase Bank N.A., as lender and administrative agent that expires on June 12, 2019. Under each line of credit, each Fund could borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds did not exceed $200 million ($150 million prior to June 13, 2018). The Funds paid a commitment fee at the annual rate of 0.15% (0.20% prior to June 13, 2018) on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) the Eurodollar Rate for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.00%, (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% (prior to June 13, 2018, at the higher of (i) the current overnight Federal Funds rate (but, in any event, not less than 0.00%) plus 1.25% or (ii) the one month LIBOR rate (but, in any event, not less than 0.00%) plus 1.25%). The Funds also paid an agent’s fee, an up-front fee to the lenders and the Funds’ and administrative agent legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended September 30, 2018, there were no borrowings under the line of credit for any of the Funds, except for Emerging Markets Fund and International Small Cap Fund, which had maximum borrowings of approximately $1,300,000 and $11,000,000, respectively. Fees and interest expense, if any, related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at September 30, 2018.

(10)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the year ended September 30, 2018 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$3,076,381	$2,536,853
Emerging Markets	26,518	19,818
Global Discovery	68,921	14,055
Global Equity	377,916	407,416
Global Opportunities	1,675,767	1,285,757
Global Value	1,447,530	878,486

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

Fund	Security Purchases		Security Sales
High Income	$2,862,145		$2,071,601
International	7,359,633		9,282,916
International Small Cap	267,152		474,661
International Value	3,877,690		2,847,957
Mid Cap	3,148,658		5,119,486
Mid Cap Value	652,966		1,597,692
Small Cap	716,274		636,452
Thematic	228,027	(1)	157,503	(1)
Value	132,359		330,015

(1)	Investment transactions excludes purchased options expiring within one year of purchase date. Had these transactions been included, security purchases and security sales would have been $248,057 and $174,886, respectively.

(11)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the year ended September 30, 2018 (dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the year ended September 30, 2018.

		As of 9/30/2017			Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)		As of 9/30/2018
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds			Dividend Income@	Share Balance	Value
International Small Cap
	SyntheticMR AB	235,564	$3,272	$822	$(77)	$2,772	$-	298,702	$13,242
	Total		$3,272	$822	$(77)	$2,772	$-		$13,242
International Value
	Arch Capital Group Ltd.†	6,295,616	$47,322	$2,139	$(143)	$(55,629)	$-	20,447,091	$609,528
	Panalpina Welttransport Holding AG	2,385,384	6,339	21,365	1,324	(1,391)	7,524	2,295,359	334,457
	Total		$53,661	$23,504	$1,181	$(57,020)	$7,524		$943,985

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of September 30, 2017.

128	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(12)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of September 30, 2018 was as follows (in thousands):

Fund	Cost of Investments		Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Developing World	$2,025,103		$242,832	$(97,750)	$145,082
Emerging Markets	52,638		13,816	(11,235)	2,581
Global Discovery	69,221		8,000	(1,679)	6,321
Global Equity	257,828		66,975	(7,089)	59,886
Global Opportunities	2,567,555		847,855	(26,875)	820,980
Global Value	3,199,111		619,016	(112,314)	506,702
High Income	3,232,455		41,932	(40,749)	1,183
International	10,109,969		3,006,579	(356,388)	2,650,191
International Small Cap	337,520		90,441	(26,821)	63,620
International Value	12,935,844		2,927,981	(638,478)	2,289,503
Mid Cap	4,354,634		1,941,839	(138,191)	1,803,648
Mid Cap Value	2,217,494		1,123,085	(41,400)	1,081,685
Small Cap	1,165,974		670,883	(30,315)	640,568
Thematic	113,147	(1)	5,819	(567)	5,252
Value	355,793		141,415	(6,285)	135,130

(1)	Net of premiums received on written options contracts.

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2018 and the year ended September 30, 2017 were as follows (in thousands):

	Year Ended 9/30/2018		Year Ended 9/30/2017
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
Developing World	$50,440	$19,327	$5,339		$68
Emerging Markets	282	-	335		-
Global Discovery	90	-	-	(1)	-	(1)
Global Equity	865	1,215	186		-
Global Opportunities	2,036	113,026	-		2,935

Artisan Partners Funds	129

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2018		Year Ended 9/30/2017
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
Global Value	$45,330	$22,690	$25,778		$33,391
High Income	204,540	8,692	130,372		-
International	113,694	-	187,253		-
International Small Cap	577	62,120	-		38,548
International Value	215,160	390,454	133,521		240,607
Mid Cap	-	868,734	-		610,666
Mid Cap Value	29,409	350,487	39,080		77,484
Small Cap	-	187,338	-		13,989
Thematic	1,606	-	-	(2)	-	(2)
Value	14,966	46,256	5,547		-

(1)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(2)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for International Fund and Mid Cap Fund of approximately $55,368,000 and $22,211,000, respectively, were included in net realized gain on investments in the Statements of Operations for the year ended September 30, 2018, and were not recognized for Federal income tax purposes. These net realized gains represent permanent book/tax differences and will be reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities as part of the annual process.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, Section 988 currency gains and losses, PFIC gains and losses, and utilization of earnings and profits distributed to shareholders on redemption of shares. These reclassifications have no impact on the net asset values of the Funds.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the

130	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Funds’ fiscal year, September 30, 2018. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2018.

Additional tax information as of and for the year ended September 30, 2018 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)
Developing World	$-	$-	$60,644	$1,808	$(32)
Emerging Markets	483	-	-	-	(5)
Global Discovery	-	-	-	142	(2)
Global Equity	19,424	21,574	-	-	(8)
Global Opportunities	160	193,312	-	-	(56)
Global Value	57,226	135,283	-	-	(67)
High Income	8,580	9,107	-	-	(2,952)
International	155,265	753,567	-	-	(403)
International Small Cap	24,198	51,953	-	-	(18)
International Value	192,080	517,993	-	-	(339)
Mid Cap	49,923	938,853	-	-	(199)
Mid Cap Value	3,366	363,883	-	-	(137)
Small Cap	3,057	241,894	-	-	(36)
Thematic	6,485	-	-	-	(27)
Value	6,168	48,039	-	-	(20)

(1)	Other deferred gains and losses relate to (a) distribution payable at year end and (b) other items.

As of September 30, 2018, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring –ST		Unexpiring –LT		Utilized in CY
Emerging Markets	$5,939	(1)	$126,422	(1)	$3,497
International	-		-		307,753

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323, pursuant to IRC Section 382-383.

Artisan Partners Funds	131

NOTES TO FINANCIAL STATEMENTS

(13)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	10,059,119	$125,081	26,428,621	$295,803
Advisor Shares	46,099,312	578,570	34,103,097	378,816
Institutional Shares	18,120,657	230,737	28,946,054	345,202
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,377,040	17,447	128,759	1,248
Advisor Shares	2,095,611	26,615	220,529	2,139
Institutional Shares	1,263,067	16,066	180,951	1,757
Cost of shares redeemed
Investor Shares	(9,211,887)	(112,853)	(11,306,434)	(126,690)
Advisor Shares	(15,546,970)	(189,227)	(7,275,937)	(80,966)
Institutional Shares	(11,837,626)	(144,233)	(2,339,986)	(25,905)
Net increase from fund share transactions
Investor Shares	2,224,272	29,675	15,250,946	170,361
Advisor Shares	32,647,953	415,958	27,047,689	299,989
Institutional Shares	7,546,098	102,570	26,787,019	321,054

	EMERGING MARKETS
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,266,888	$20,884	822,001	$10,978
Institutional Shares	97,462	1,556	66,831	917
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	14,393	236	24,100	285
Institutional Shares	2,697	44	4,031	47
Cost of shares redeemed
Investor Shares	(718,712)	(11,786)	(485,152)	(6,515)
Institutional Shares	(273,245)	(4,376)	(27,023)	(351)
Net increase (decrease) from fund share transactions
Investor Shares	562,569	9,334	360,949	4,748
Institutional Shares	(173,086)	(2,776)	43,839	613

Footnotes are presented on Page 139.

132	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL DISCOVERY
	Year Ended 9/30/2018		Period Ended 9/30/2017(1)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,921,088	$57,769	1,275,281	$12,822
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	8,470	90	-	-
Cost of shares redeemed
Investor Shares	(130,889)	(1,507)	-	-
Net increase from fund share transactions
Investor Shares	4,798,669	56,352	1,275,281	12,822

	GLOBAL EQUITY
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	894,923	$19,211	1,713,058	$28,866
Institutional Shares	2,446,487	52,725	1,649,836	29,365
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	43,999	905	-	-
Institutional Shares	43,773	904	11,717	186
Cost of shares redeemed
Investor Shares	(2,227,243)	(47,781)	(3,802,085)	(65,048)
Institutional Shares	(1,972,458)	(43,262)	(285,675)	(5,119)
Net increase (decrease) from fund share transactions
Investor Shares	(1,288,321)	(27,665)	(2,089,027)	(36,182)
Institutional Shares	517,802	10,367	1,375,878	24,432

Footnotes are presented on Page 139.

Artisan Partners Funds	133

NOTES TO FINANCIAL STATEMENTS

	GLOBAL OPPORTUNITIES
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	13,726,994	$367,897	14,705,328	$335,539
Advisor Shares	8,769,136	236,035	8,685,957	203,202
Institutional Shares	15,967,423	430,512	18,475,484	441,676
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,584,555	40,295	59,403	1,240
Advisor Shares	568,901	14,501	10,718	224
Institutional Shares	2,083,657	53,509	59,918	1,259
Cost of shares redeemed
Investor Shares	(10,703,492)	(285,816)	(12,802,431)	(292,540)
Advisor Shares	(3,796,036)	(101,634)	(2,102,757)	(47,039)
Institutional Shares	(10,606,879)	(281,810)	(6,596,250)	(156,974)
Net increase from fund share transactions
Investor Shares	4,608,057	122,376	1,962,300	44,239
Advisor Shares	5,542,001	148,902	6,593,918	156,387
Institutional Shares	7,444,201	202,211	11,939,152	285,961

	GLOBAL VALUE
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	8,171,141	$148,960	13,715,916	$220,919
Advisor Shares	16,504,741	299,868	27,522,474	444,152
Institutional Shares	47,575,164	874,432	34,106,980	548,575
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	862,022	15,430	1,261,399	18,946
Advisor Shares	878,354	15,687	671,815	10,064
Institutional Shares	1,801,378	32,227	1,697,055	25,473
Cost of shares redeemed
Investor Shares	(14,714,980)	(267,531)	(18,466,031)	(298,989)
Advisor Shares	(15,263,386)	(277,204)	(9,948,250)	(163,074)
Institutional Shares	(14,264,894)	(258,824)	(13,540,853)	(223,686)
Net increase (decrease) from fund share transactions
Investor Shares	(5,681,817)	(103,141)	(3,488,716)	(59,124)
Advisor Shares	2,119,709	38,351	18,246,039	291,142
Institutional Shares	35,111,648	647,835	22,263,182	350,362

Footnotes are presented on Page 139.

134	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	HIGH INCOME
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	52,982,023	$525,563	42,750,361	$429,384
Advisor Shares	90,626,264	894,455	94,508,740	945,535
Institutional Shares(2)	14,181,878	140,330	28,879,132	289,662
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,054,891	59,913	3,339,763	33,454
Advisor Shares	10,210,062	101,122	7,194,728	72,133
Institutional Shares(2)	1,479,716	14,633	390,775	3,959
Cost of shares redeemed(3)
Investor Shares	(21,064,786)	(208,470)	(39,383,067)	(394,655)
Advisor Shares	(53,046,958)	(525,731)	(76,090,116)	(762,796)
Institutional Shares(2)	(12,099,222)	(119,827)	(3,533,139)	(35,618)
Net increase from fund share transactions
Investor Shares	37,972,128	377,006	6,707,057	68,183
Advisor Shares	47,789,368	469,846	25,613,352	254,872
Institutional Shares(2)	3,562,372	35,136	25,736,768	258,003
Redemption Fee
Investor Shares		66		43
Advisor Shares		135		112
Institutional Shares(2)		22		11

	INTERNATIONAL
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	12,231,661	$410,685	21,460,122	$602,069
Advisor Shares	19,209,481	645,784	48,914,988	1,363,187
Institutional Shares	42,106,834	1,418,636	59,879,249	1,705,624
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,064,716	35,370	2,689,359	69,278
Advisor Shares	488,021	16,173	932,992	23,987
Institutional Shares	1,481,697	49,444	2,196,282	56,840
Cost of shares redeemed
Investor Shares	(51,871,032)	(1,741,579)	(124,488,489)	(3,442,647)
Advisor Shares	(22,045,534)	(739,129)	(75,036,265)	(2,087,702)
Institutional Shares	(51,674,141)	(1,749,027)	(66,398,817)	(1,917,549)
Net increase (decrease) from fund share transactions
Investor Shares	(38,574,655)	(1,295,524)	(100,339,008)	(2,771,300)
Advisor Shares	(2,348,032)	(77,172)	(25,188,285)	(700,528)
Institutional Shares	(8,085,610)	(280,947)	(4,323,286)	(155,085)

Footnotes are presented on Page 139.

Artisan Partners Funds	135

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL SMALL CAP
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	537,522	$12,628	3,045,315	$63,754
Institutional Shares	2,344,430	56,281	2,832,343	59,117
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,564,424	34,589	1,265,034	24,719
Institutional Shares	1,019,667	22,627	546,362	10,687
Cost of shares redeemed
Investor Shares	(4,833,359)	(114,365)	(17,100,158)	(363,478)
Institutional Shares	(6,227,618)	(149,278)	(2,100,506)	(47,287)
Net increase (decrease) from fund share transactions
Investor Shares	(2,731,413)	(67,148)	(12,789,809)	(275,005)
Institutional Shares	(2,863,521)	(70,370)	1,278,199	22,517

	INTERNATIONAL VALUE
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	16,174,770	$615,911	19,331,747	$667,997
Advisor Shares	46,636,344	1,755,719	75,231,098	2,647,867
Institutional Shares	50,015,872	1,924,457	78,788,196	2,852,869
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,852,996	146,915	4,757,493	150,527
Advisor Shares	4,179,121	159,141	2,574,951	81,420
Institutional Shares	6,596,633	252,189	2,800,424	88,857
Cost of shares redeemed
Investor Shares	(39,825,069)	(1,504,667)	(76,719,390)	(2,672,357)
Advisor Shares	(34,270,041)	(1,307,775)	(72,611,034)	(2,602,777)
Institutional Shares	(19,495,925)	(738,718)	(11,769,461)	(420,023)
Net increase (decrease) from fund share transactions
Investor Shares	(19,797,303)	(741,841)	(52,630,150)	(1,853,833)
Advisor Shares	16,545,424	607,085	5,195,015	126,510
Institutional Shares	37,116,580	1,437,928	69,819,159	2,521,703

Footnotes are presented on Page 139.

136	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	MID CAP
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,266,909	$385,999	7,198,026	$285,411
Advisor Shares	4,935,883	202,980	9,871,483	388,631
Institutional Shares	12,754,032	567,882	14,114,027	605,273
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	7,652,678	290,725	6,401,868	239,878
Advisor Shares	1,953,425	74,562	1,065,775	40,052
Institutional Shares	9,741,704	402,820	6,589,481	265,293
Cost of shares redeemed
Investor Shares	(25,721,010)	(1,058,185)	(38,304,423)	(1,515,448)
Advisor Shares	(6,245,937)	(256,861)	(8,039,927)	(323,763)
Institutional Shares	(40,436,435)	(1,798,026)	(30,271,026)	(1,293,881)
Net increase (decrease) from fund share transactions
Investor Shares	(8,801,423)	(381,461)	(24,704,529)	(990,159)
Advisor Shares	643,371	20,681	2,897,331	104,920
Institutional Shares	(17,940,699)	(827,324)	(9,567,518)	(423,315)

	MID CAP VALUE
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	6,708,755	$154,486	10,156,070	$230,379
Advisor Shares	12,606,232	291,525	33,907,058	770,303
Institutional Shares	11,481,376	267,039	20,798,443	484,986
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	7,240,181	158,850	2,721,981	59,258
Advisor Shares	4,486,111	98,201	1,278,251	27,751
Institutional Shares	4,163,714	91,185	930,551	20,221
Cost of shares redeemed
Investor Shares	(40,643,257)	(938,576)	(44,130,457)	(999,637)
Advisor Shares	(20,657,441)	(479,704)	(39,182,800)	(907,931)
Institutional Shares	(14,128,650)	(324,314)	(12,971,915)	(293,929)
Net increase (decrease) from fund share transactions
Investor Shares	(26,694,321)	(625,240)	(31,252,406)	(710,000)
Advisor Shares	(3,565,098)	(89,978)	(3,997,491)	(109,877)
Institutional Shares	1,516,440	33,910	8,757,079	211,278

Footnotes are presented on Page 139.

Artisan Partners Funds	137

NOTES TO FINANCIAL STATEMENTS

	SMALL CAP
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,412,985	$48,605	2,312,058	$69,074
Advisor Shares(4)	3,692,268	126,758	10,516,823	323,387
Institutional Shares	7,818,442	266,957	3,521,581	107,985
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,026,759	62,201	281,769	8,225
Advisor Shares(4)	1,554,204	47,745	-	-
Institutional Shares	1,925,549	59,885	146,960	4,329
Cost of shares redeemed
Investor Shares	(4,443,679)	(148,652)	(14,402,774)	(437,740)
Advisor Shares(4)	(2,211,217)	(76,903)	(859,940)	(27,209)
Institutional Shares	(3,802,704)	(129,628)	(6,178,690)	(192,718)
Net increase (decrease) from fund share transactions
Investor Shares	(1,003,935)	(37,846)	(11,808,947)	(360,441)
Advisor Shares(4)	3,035,255	97,600	9,656,883	296,178
Institutional Shares	5,941,287	197,214	(2,510,149)	(80,404)

	THEMATIC
	Year Ended 9/30/2018		Period Ended 9/30/2017(5)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,383,091	$98,926	1,369,142	$14,004
Advisor Shares(6)	2,705,885	38,552
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	137,916	1,605	-	-
Advisor Shares(6)	-	-
Cost of shares redeemed
Investor Shares	(3,281,368)	(45,978)	(72,349)	(811)
Advisor Shares(6)	(56,489)	(809)
Net increase from fund share transactions
Investor Shares	4,239,639	54,553	1,296,793	13,193
Advisor Shares(6)	2,649,396	37,743

Footnotes are presented on Page 139.

138	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	VALUE
	Year Ended 9/30/2018		Year Ended 9/30/2017
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	924,217	$13,504	7,349,205	$101,689
Advisor Shares	1,850,689	26,816	10,448,919	146,805
Institutional Shares	1,600,865	23,342	10,575,755	157,421
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,403,230	19,631	227,083	3,036
Advisor Shares	1,258,181	17,514	126,771	1,690
Institutional Shares	1,608,478	22,438	51,982	694
Cost of shares redeemed
Investor Shares	(4,310,747)	(63,167)	(28,312,024)	(403,666)
Advisor Shares	(6,318,388)	(93,599)	(17,941,677)	(261,653)
Institutional Shares	(7,579,995)	(111,924)	(1,478,593)	(21,010)
Net increase (decrease) from fund share transactions
Investor Shares	(1,983,300)	(30,032)	(20,735,736)	(298,941)
Advisor Shares	(3,209,518)	(49,269)	(7,365,987)	(113,158)
Institutional Shares	(4,370,652)	(66,144)	9,149,144	137,105

(1)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(2)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(3)	Net of redemption fees.
(4)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.
(5)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(6)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.

(14)	Accounting Pronouncements:

In August 2018, FASB issued Accounting Standards Update 2018-13 Fair Value Measurement (Topic 820) Disclosure Framework – Changes to the Disclosure Requirements, which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. Compliance is effective for interim and annual reporting periods in fiscal years that begin after December 19, 2019. Management evaluated the impact and has elected to early adopt this standard effective September 30, 2018. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

In August 2018, the Securities and Exchange Commission (“SEC’’) released its Final Rule on Disclosure Update and Simplification that eliminates or amends disclosure requirements that are redundant or outdated in light of changes in SEC requirements, US GAAP, IFRS or changes in technology or the business environment. in part, the Amendments require an investment company to present distributable earnings in total, rather than showing the three separate components of distributable earnings. Distributions in the statement of changes are also presented in total rather than separately reporting amounts relating to net investment income and net realized gains. In addition, disclosure of the undistributed net investment income (loss) balance at the end of the period is no longer required to be included in the statement of changes in net assets. The compliance date for the

Artisan Partners Funds	139

NOTES TO FINANCIAL STATEMENTS

Amendments is for all filings on or after November 5, 2018 and management has adopted the ammendments and included the required disclosures in the September 30, 2018 financial statements.

(15)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

(16)	Additional Information:

Effective October 1, 2018, the Funds transitioned custody and fund accounting services from State Street Bank and Trust Company to JP Morgan Chase Bank, N.A.

Effective December 1, 2018, International Small Cap Fund will pay a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Greater than $5 billion	0.950
Effective December 1, 2018, Artisan Partners contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.50% of the average daily net assets of International Small Cap Fund – Investor Shares and 1.35% of the average daily net assets of International Small Cap Fund – Institutional Shares. This contract continues through 31 January 2020.

140	Artisan Partners Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Artisan Partners Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Artisan Partners Funds, Inc. (comprising Artisan Developing World Fund, Artisan Emerging Markets Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund, Artisan Thematic Fund, and Artisan Value Fund (each a “Fund” and collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2018, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Artisan Partners Funds, Inc. at September 30, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Artisan Partners Funds, Inc.	Statements of operations	Statements of changes in net assets	Financial highlights

Artisan Emerging Markets Fund

Artisan Global Equity Fund

Artisan Global Opportunities Fund

Artisan Global Value Fund

Artisan International Fund

Artisan International Small Cap Fund

Artisan International Value Fund

Artisan Mid Cap Fund

Artisan Mid Cap Value Fund

Artisan Small Cap Fund

Artisan Value Fund

	For the year ended September 30, 2018	For each of the two years in the period ended September 30, 2018	For each of the five years in the period ended September 30, 2018
Artisan High Income Fund	For the year ended September 30, 2018	For each of the two years in the period ended September 30, 2018	For each of the four years in the period ended September 30, 2018, and the period from March 19, 2014 (commencement of operations) through September 30, 2014
Artisan Developing World Fund	For the year ended September 30, 2018	For each of the two years in the period ended September 30, 2018	For each of the three years in the period ended September 30, 2018, and the period from June 29, 2015 (commencement of operations) through September 30, 2015

Artisan Partners Funds	141

Funds comprising Artisan Partners Funds, Inc.	Statements of operations	Statements of changes in net assets	Financial highlights
Artisan Thematic Fund	For the year ended September 30, 2018	For the year ended September 30, 2018 and the period from April 24, 2017 (commencement of operations) through September 30, 2017
Artisan Global Discovery Fund	For the year ended September 30, 2018	For the year ended September 30, 2018 and the period from August 21, 2017 (commencement of operations) through September 30, 2017

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodians, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers and agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Artisan Partners Funds investment companies since 2003.

Minneapolis, Minnesota

November 26, 2018

142	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares, in thousands), (ii) the amount of ordinary dividends paid during the year ended September 30, 2018 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the year ended September 30, 2018 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
Developing World	$19,329	37.44%	4.27%
Emerging Markets	-	100.00	N/A
Global Discovery	-	100.00	93.18
Global Equity	4,717	22.02	5.50
Global Opportunities	125,872	100.00	100.00
Global Value	31,834	40.27	100.00
High Income	11,179	N/A	N/A
International	81,500	100.00	N/A
International Small Cap	73,326	17.85	N/A
International Value	434,758	100.00	N/A
Mid Cap	1,013,553	N/A	N/A
Mid Cap Value	402,968	97.95	90.25
Small Cap	201,222	N/A	N/A
Thematic	107	3.94	4.01
Value	54,540	69.33	42.87

Artisan Partners Funds	143

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended September 30, 2018 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period 4/1/2018-9/30/2018(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$872.70	$6.48	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.98	1.38%
Advisor Shares
Actual	$1,000.00	$873.10	$5.59	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%
Institutional Shares
Actual	$1,000.00	$873.30	$5.12	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%

144	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period 4/1/2018-9/30/2018(1)	Expense Ratio(2)(3)
Artisan Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$876.70	$6.35	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Institutional Shares
Actual	$1,000.00	$877.40	$5.65	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$1,102.20	$7.90	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,064.30	$7.04	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.88	1.36%
Institutional Shares
Actual	$1,000.00	$1,066.40	$5.70	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,042.20	$5.99	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.92	1.17%
Advisor Shares
Actual	$1,000.00	$1,042.80	$5.17	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.11	1.01%
Institutional Shares
Actual	$1,000.00	$1,043.20	$4.66	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.61	0.91%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,023.60	$6.34	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Advisor Shares
Actual	$1,000.00	$1,024.70	$5.68	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.67	1.12%
Institutional Shares
Actual	$1,000.00	$1,025.30	$5.13	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.11	1.01%

Artisan Partners Funds	145

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period 4/1/2018-9/30/2018(1)	Expense Ratio(2)(3)
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,034.10	$5.15	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.11	1.01%
Advisor Shares
Actual	$1,000.00	$1,036.10	$4.24	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.20	0.83%
Institutional Shares
Actual	$1,000.00	$1,036.60	$3.78	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.36	$3.75	0.74%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,001.80	$5.92	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%
Advisor Shares
Actual	$1,000.00	$1,002.40	$5.22	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Institutional Shares
Actual	$1,000.00	$1,003.00	$4.82	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86	0.96%
Artisan International Small Cap Fund
Investor Shares
Actual	$1,000.00	$999.60	$7.72	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.79	1.54%
Institutional Shares
Actual	$1,000.00	$1,000.40	$6.77	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$985.60	$5.87	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%
Advisor Shares
Actual	$1,000.00	$986.10	$5.23	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Institutional Shares
Actual	$1,000.00	$986.70	$4.78	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86	0.96%

146	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period 4/1/2018-9/30/2018(1)	Expense Ratio(2)(3)
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,131.80	$6.25	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.92	1.17%
Advisor Shares
Actual	$1,000.00	$1,132.30	$5.56	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Institutional Shares
Actual	$1,000.00	$1,132.80	$5.13	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86	0.96%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,061.70	$6.10	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%
Advisor Shares
Actual	$1,000.00	$1,062.30	$5.38	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Institutional Shares
Actual	$1,000.00	$1,062.70	$5.07	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.96	0.98%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,185.60	$6.47	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%
Advisor Shares
Actual	$1,000.00	$1,186.20	$5.70	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Institutional Shares
Actual	$1,000.00	$1,186.30	$5.48	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Artisan Thematic Fund
Investor Shares
Actual	$1,000.00	$1,141.20	$8.05	1.50	%(4)
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50	%(4)
Advisor Shares(5)
Actual	$1,000.00	$1,041.20	$2.39	1.40	%(4)
Hypothetical (5% return before expenses)	$1,000.00	$1,006.02	$2.35	1.40	%(4)

Artisan Partners Funds	147

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period 4/1/2018-9/30/2018(1)	Expense Ratio(2)(3)
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,087.90	$5.18	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01	0.99%
Advisor Shares
Actual	$1,000.00	$1,088.30	$4.61	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.46	0.88%
Institutional Shares
Actual	$1,000.00	$1,088.80	$4.19	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.05	0.80%

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended September 30, 2018, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended September 30, 2018.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.
(4)	Includes interest expense and dividend payments for securities sold short.
(5)	The account value and the expenses paid for Artisan Thematic Fund – Advisor Shares have been presented for the period from commencement of operations (July 31, 2018) through September 30, 2018. Assuming a six-month period, and the actual account values as of September 30, 2018, and the expenses paid during the period 4/1/2018-9/30/2018 would have been as follows:

	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period 4/1/2018-9/30/2018
Artisan Thematic Fund
Advisor Shares
Actual	$1,000.00	$1,041.20	$7.16
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.08

148	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners is responsible for management of the Funds’ (as defined below) investment portfolios and for overall management of the Funds’ business and affairs pursuant to an investment advisory agreement (the “Advisory Agreement”) between Artisan Partners Funds and Artisan Partners. With respect to each Fund, the Advisory Agreement, after an initial two-year term, may be continued from year to year only so long as the continuation is approved at least annually (a) by the vote of a majority of the directors of Artisan Partners Funds who are not “interested persons” of Artisan Partners Funds or Artisan Partners (the “independent directors”) cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The directors of Artisan Partners Funds held a meeting on May 15-16, 2018 (the “May 15-16 Meeting”), at which they gave preliminary consideration to information bearing on the continuation of the Advisory Agreement with respect to each of the series of Artisan Partners Funds other than Artisan Global Discovery Fund (for purpose of this discussion, the “Funds”) for the period from July 1, 2018 through June 30, 2019. The primary purpose of the May 15-16 Meeting was to allow the directors ample opportunity to consider matters they deemed relevant in connection with the continuation of the Advisory Agreement (in addition to materials they review at meetings throughout the year), and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

At their regular quarterly meeting held on May 30-31, 2018 (the “May 30-31 Meeting”), the directors, including the independent directors, considered and unanimously approved the continuation through June 30, 2019 of the Advisory Agreement with respect to each of the Funds. The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the contract review meetings.

Prior to the May 15-16 Meeting, independent counsel to the independent directors sent to Artisan Partners requests for information to be provided to the directors in connection with their consideration of the Advisory Agreement. Artisan Partners provided materials to the directors in response to those requests as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement. Artisan Partners provided reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source of investment company data, that included information relating to each Fund’s performance, expenses and fees compared to the performance, expenses and fees of a relatively small peer group and a larger peer universe of mutual funds selected by Broadridge (the “Broadridge Peer Groups”). Artisan Partners also provided additional reports prepared by Broadridge comparing the performance and expenses of certain of the Funds to peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification used by Broadridge to compile the Broadridge Peer Groups (the “Supplemental Peer Universes”). These supplemental reports were provided for Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Value Fund, Mid Cap Fund, Thematic Fund and Value Fund.

Artisan Partners Funds	149

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement. The directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the independent directors and Artisan Partners, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

In evaluating the Advisory Agreement, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations; the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds; the management fees and total expense ratios of each class of shares of the Funds; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by Artisan Partners from its relationship with the Funds. In addition to the third-party reports by Broadridge and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the May 15-16 Meeting and the May 30-31 Meeting, concerning, among other things, the following:

•	Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

•

Artisan Partners’ personnel, business and financial model, and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel and Artisan Partners’ succession planning processes with respect to the leadership of the Funds’ portfolio management teams and senior management of Artisan Partners; Artisan Partners’ research and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters; Artisan Partners’ liquidity management tools, policies and procedures; and steps taken or expected to be taken to comply with regulatory changes related to liquidity risk management;

•

The terms of the Advisory Agreement, including the scope of services performed by Artisan Partners; and how the services performed by Artisan Partners under the Advisory Agreement differ from those performed for other investment companies and accounts;

•

Each Fund’s short- and long-term investment performance (including past 1-, 3-, 5- and 10-year and since-inception periods, as applicable), including comparisons for various time periods with (a) other Artisan Partners client accounts managed with similar investment objectives, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	The Funds’ experience applying valuation procedures, including fair valuation of assets for which market quotations are not readily available;

•

Any litigation pending, threatened or settled involving Artisan Partners, and the results of any inspections, investigations or examinations thereof by the Securities and Exchange Commission or other governmental or regulatory authorities;

•	Information regarding fee arrangements, including a comparison of the total expense ratio of each share class of each Fund with other mutual funds; the structure of the

150	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

advisory fees, including the method of computing fees and the frequency of payment of fees and Artisan Partners’ process for determining proposed advisory fee rates for new funds; a comparison of the advisory fees with fees charged by other advisory organizations for managing mutual funds with similar investment objectives; and information regarding expense limitation arrangements, effective annual fee rates and the expenses other than advisory fees that the Funds bear, either at the level of the Fund as a whole or on a class-specific basis;

•

Artisan Partners’ assessment of whether it is realizing economies of scale in providing services to the Funds and, if so, whether, how and, if quantifiable, to what extent the economies of scale are shared with the Funds, and the adequacy of existing breakpoints (reduced fee levels on assets in excess of stated thresholds) in advisory fees and whether further breakpoints are appropriate;

•

A comparison of the fee arrangements for the Funds with fees charged by Artisan Partners for subadvising other U.S. mutual funds and for managing other accounts, and trends in fees charged by Artisan Partners for such services;

•

Information regarding third-party intermediary and service arrangements and related payments by the Funds and Artisan Partners, including, among other information, information on amounts paid to financial intermediaries during the year ended December 31, 2017, the nature of services provided by such intermediaries, any caps or limitations placed on related payments, and the process employed by Artisan Partners for entering into and overseeing such intermediary arrangements;

•

Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

•

Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

•

The estimated profitability to Artisan Partners of its relationship with each Fund on both a pre-tax and post-tax basis for calendar 2015, 2016 and 2017; and the assumptions and allocation methodologies utilized for such profitability analysis;

•	Potential for conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest;

•

Compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of registered investment company clients and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant compliance and legal services for the Funds; and

•	Artisan Partners’ risk assessment and risk management processes.

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FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Following the May 15-16 Meeting and executive sessions with their independent counsel, the independent directors requested certain follow-up information from Artisan Partners. Artisan Partners provided this follow-up information prior to the May 30-31 Meeting. At the May 30-31 Meeting, Artisan Partners presented certain additional information to the directors regarding the Funds, and the independent directors and their independent counsel reviewed with the full board the information discussed at the May 15-16 Meeting and during their executive sessions. The directors then considered whether any further discussion or review was necessary, concluding that the May 15-16 Meeting and the information reviewed by the independent directors prior to and at the May 30-31 Meeting provided a sufficient basis for taking action on the continuation of the Advisory Agreement with respect to each Fund for an additional year. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds were appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreement. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. With respect to each Fund, the directors concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) or other relevant factors supported continuation of the Fund’s advisory arrangements under the Advisory Agreement. In the case of each Fund that had performance that lagged that of a relevant peer group or benchmark for certain (although not necessarily all) periods, the directors concluded that other factors relevant to performance supported continuation of the advisory arrangements. These factors included either or both of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection, sector allocation or risk mitigation) by Artisan Partners that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups. With respect to Mid Cap Fund, Mid Cap Value Fund, Global Equity Fund, International Fund and International Small Cap Fund, following extensive discussion, the directors determined that the Funds’ performance supported renewal of the Funds’ advisory arrangements, but that the board would continue to monitor the performance of the Funds closely. The directors noted that, in addition to meeting with members of each Fund’s portfolio management team on a regular basis during the prior year to discuss Fund performance and related matters, they had held additional meetings with members of the portfolio management teams for each of Mid Cap Fund and Mid Cap Value Fund who discussed in additional detail steps intended to help improve performance and responded to related questions. The directors noted that Artisan Partners had provided thorough and thoughtful analysis regarding its continued confidence in the Funds’ investment teams. The directors also noted Artisan Partners’ past record of improving the performance of other Funds that experienced periods of underperformance.

The costs of the services and profitability of Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the estimated profitability it realizes, are reasonable in relation to the nature and quality of services provided with

152	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

respect to each Fund, based on the assumptions and methodology for calculating such costs and profitability presented to the directors by Artisan Partners.

Comparisons of the services rendered and the amounts payable under the Advisory Agreement with those under other investment advisory agreements. The directors concluded that the fees payable by the Funds to Artisan Partners are reasonable in relation to the nature and quality of the services provided. In reaching this conclusion, the directors compared the fees payable by the Funds to the fees paid by other mutual funds that are in the same Broadridge Peer Groups and Supplemental Peer Universes. The directors also considered the fees Artisan Partners receives from, and the scope of services it provides to, other Artisan Partners clients, including its separate account clients and UCITS funds, and the U.S. mutual funds and collective investment trusts for which it serves as sub-adviser, noting the significantly broader scope of services that Artisan Partners provides to the Funds as compared to the other types of clients. In reaching their conclusion, the directors also took into account the costs and risks assumed by Artisan Partners in connection with launching and maintaining publicly-offered mutual funds, and how those costs and risks differ from those associated with other components of Artisan Partners’ business. In addition, the directors noted that Artisan Partners has contractually agreed to maintain certain expense limitations through January 31, 2020 for Emerging Markets Fund, Thematic Fund and Value Fund (Advisor Shares).

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of Developing World Fund, Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund and Value Fund have appropriately benefited from economies of scale under the management fee structures of their advisory arrangements. The directors concluded that the shareholders of each of Emerging Markets Fund, Global Equity Fund and Thematic Fund would likely benefit from economies of scale if the Fund’s assets reach the level at which it will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreement. They also concluded that Artisan Partners had not achieved (nor was it likely to achieve) economies of scale in the management of International Small Cap Fund because the Fund closed to new investors at a relatively modest asset level.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, in addition to the services provided by Artisan Partners pursuant to the Advisory Agreement and the management fees to be paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded the primary fall-out benefits include (1) the potential conversion of Fund shareholders to separate account clients of Artisan Partners, and the ability otherwise to attract new clients and investment talent to Artisan Partners, (2) the acquisition of research products and services by Artisan Partners, for the benefit of its clients including the Funds, in return for brokerage commissions paid by the Funds (“soft dollars”) and (3) reputational benefits as a result of its association with the Funds. The directors concluded that, although Artisan Partners may derive such additional benefits, the Funds also could benefit from potential institutional shareholders who might choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds

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FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

benefit from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of their association with Artisan Partners.

At the conclusion of the foregoing discussions, the board approved the Advisory Agreement for the period from July 1, 2018 through June 30, 2019 for each Fund by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

154	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2018. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Research Systems, Inc. (“FactSet”).

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources (except for Artisan Thematic Fund, the Adviser uses Bloomberg Industry Classification Systems (BICS) developed by Bloomberg Finance L.P.) and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

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NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Developing World and Artisan Emerging Markets Funds – Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets) is a market-weighted index of companies in emerging markets.

Artisan Global Discovery, Artisan Global Equity, Artisan Global Opportunities and Artisan Global Value Funds – Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a market-weighted index of global developed and emerging markets.

Artisan High Income Fund – ICE BofAML U.S. High Yield Master II Total Return Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Effective October 2017, the Index was renamed ICE BofAML U.S. High Yield Master II Total Return Index from BofA Merrill Lynch U.S. High Yield Master II Total Return Index.

Artisan International, Artisan International Small Cap and Artisan International Value Funds – Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International and Artisan International Value Funds – Morgan Stanley Capital All Country World Index ex USA (MSCI ACWI ex USA) is a market-weighted index of global developed and emerging markets, excluding the U.S.

Artisan International Small Cap Fund – Morgan Stanley Capital International EAFE Small Cap Index (MSCI EAFE Small Cap) is a market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

Artisan International Value Fund – Morgan Stanley Capital International EAFE Value Index (MSCI EAFE Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, that exhibits value investment style characteristics according to MSCI’s methodology.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap Fund – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies.

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

156	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan Thematic Fund – S&P 500® Index – The S&P 500® is a market-cap-weighted index that measures the performance of 500 U.S. companies focused on the Large-cap sector of the market.

Artisan Value Fund – Russell 1000® Index is a market-weighted index of about 1,000 large U.S. companies.

Artisan Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

For the ICE BofAML U.S. High Yield Master II Total Return Index the source is ICE Data Indices, LLC, used with permission. ICE Data Indices, LLC permits use of the ICE BofAML indices and related data on an “as is” basis, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived there from, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Artisan Partners, or any of its products or services.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

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NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The S&P 500® Index is a product of S&P Dow Jones Indices LLC (“S&P DJI”) and/or its affiliates and has been licensed for use. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, Inc. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). None of S&P DJI, Dow Jones, their affiliates or third party licensors makes any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Partners Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

158	Artisan Partners Funds

DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Partners Funds. Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Partners Funds’ bylaws further provide that each director must retire by the end of the calendar year in which he or she attains the age of 72, provided, however, that each director who is a director as of August 17, 2018 and who shall have attained the age of 72 on or before December 31, 2018 shall retire as a director as of the end of the calendar year in which he or she attains the age of 75. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Partners Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer with or without cause at any time.

The names and ages of the directors and officers as of November 15, 2018, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below. Each director oversees all fifteen series of Artisan Partners Funds.

Name and Age at 11/15/18	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Directors who are not “interested persons” of Artisan Partners Funds:
Coleen Downs Dinneen – 57	Director	1/1/18	Retired; until 2016 Executive Vice President and General Counsel, Natixis Global Asset Management – U.S. Distribution; Chief Legal Officer and Secretary, Natixis/Loomis Funds	None.
David A. Erne – 75	Director	3/27/95	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	None.
Gail L. Hanson – 62	Director	1/1/12	Retired; from February 2011 to April 2018, Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.	Director, Northwestern Mutual Series Fund, Inc. (investment company) (27 portfolios).

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DIRECTORS AND OFFICERS

Name and Age at 11/15/18	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Thomas R. Hefty – 71	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 1/1/15	Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.
Bonnie L. Howard – 65	Director	3/9/18	Director, BMO Financial Corp and BMO Harris Bank, N.A. (September 2013 to April 2018); until December2011, Chief Auditor and Global Head of Emerging Risk, Citigroup, Inc.	Director, Assured Guaranty Ltd (insurance company).
Peter M. Lebovitz – 63	Director	7/1/14	Managing Partner, Harkness Partners, LLC (provider of strategic consulting to investment management firms).	Director and Chair, Weiss Strategic Interval Fund (closed-end fund).
Patrick S. Pittard – 72	Director	8/9/01	Chairman, PatrickPittard Advisors, LLC (consulting firm); since July 2018, Owner and Chief Executive Officer of BDI DataLynk, LLC (fiber optics training company); from November 2016 to May 2018, Chairman and Chief Executive Officer of Southern Fiber Company (fiber network company); Distinguished Executive in Residence (teaching position), University of Georgia.	Director, Lincoln National Corporation (insurance and investment management company) and Lincoln New York (an affiliate of Lincoln National Corporation).
Director who is an “interested person” of Artisan Partners Funds and Officer:
Eric R. Colson – 49*	Director, President and Chief Executive Officer	President and Chief Executive Officer since 2/9/10; Director since 11/12/13	President, Chief Executive Officer and Director of Artisan Partners Asset Management Inc. (since March 2013) and Chairman (since August 2015); Managing Director, Chief Executive Officer and since April 2013 President of Artisan Partners; President and Chief Executive Officer of Artisan Investments GP LLC; President and Chief Executive Officer of Artisan Partners Holdings LP (since March 2013); prior thereto, Managing Director and Chief Operating Officer – Investment Operations of Artisan Partners.	None.

*	Mr. Colson is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is President and Chief Executive Officer of Artisan Partners Funds and holds various positions with Artisan Partners and its affiliates.

160	Artisan Partners Funds

DIRECTORS AND OFFICERS

Name and Age at 11/15/18	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Officers:
Brooke J. Billick – 64	Chief Compliance Officer	8/19/04	Chief Compliance Officer – U.S. Mutual Funds and Associate Counsel of Artisan Partners; Chief Compliance Officer of Artisan Partners Distributors LLC.	None.
Gregory K. Ramirez – 48	Chief Financial Officer, Vice President and Treasurer	2/8/11	Managing Director and since April 2013, Vice President and Assistant Treasurer of Artisan Partners; Senior Vice President (since October 2013) of Artisan Partners Asset Management Inc.; Chairman and President of Artisan Partners Distributors LLC; prior thereto, Vice President, Treasurer and Chief Financial Officer of Artisan Partners Distributors LLC; Director of Artisan Partners Global Funds plc.; Director of Artisan Credit Opportunities Offshore Fund Ltd (since October 2016); Director of Artisan Thematic Offshore Fund Ltd (since July 2017).	None.
Sarah A. Johnson – 46	General Counsel, Vice President and Secretary	2/8/11	Managing Director, Vice President (since April 2013), Secretary (since October 2013), Chief Compliance Officer (January 2012 – September 2013) and General Counsel (since October 2013) of Artisan Partners; prior thereto Associate Counsel of Artisan Partners; Executive Vice President, Chief Legal Officer and Secretary (since October 2013) of Artisan Partners Asset Management Inc.; Vice President and Secretary of Artisan Partners Distributors, LLC.	None.
Laura E. Simpson – 42	Vice President and Assistant Secretary	2/10/15	Deputy General Counsel (since January 2015) of Artisan Partners; prior thereto, Associate Counsel; Director (since January 2018) of Artisan Partners Global Funds plc.	None.
Shannon K. Jagodinski – 41	Vice President and Assistant Treasurer	Vice President since 2/10/15; Assistant Treasurer since 2/14/12	Director (since January 2016) of Vehicle Administration of Artisan Partners; prior thereto, Senior Manager.	None.
Blake A. Rigel – 47	Assistant Treasurer	2/9/16	Director of Global Taxation of Artisan Partners since September 2015; until September 2015, Special Tax Counsel, Kramer, Levin, Naftalis & Frankel.	None.

Artisan Partners Funds	161

DIRECTORS AND OFFICERS

The business address of the officers and the director affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is c/o Artisan Partners Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Artisan Partners Funds’ statement of additional information (SAI) contains further information about the directors. Please call 800.344.1770 or visit our website at www.artisanpartners.com for a free copy of the SAI.

162	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

Item 2.    Code of Ethics.

(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.    Audit Committee Financial Expert.

Registrant’s board of directors has determined that Gail L. Hanson, member and chairman of the registrant’s audit committee, Thomas R. Hefty, member of the registrant’s audit committee, Peter M. Lebovitz, member of the registrant’s audit committee, and Bonnie Howard, member of the registrant’s audit committee, each qualify as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Ms. Hanson, Mr. Hefty, Mr. Lebovitz and Ms. Howard are “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.    Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant, Ernst & Young LLP, are summarized in the tables below. The tables summarize fees billed (or to be billed) by the registrant’s principal accountant for work performed relating to each applicable period identified below.

Fees:

	Fiscal Year Ended September 30, 2018	Fiscal Year Ended September 30, 2017
Audit Fees (a)	$435,340	$404,700
Audit-Related Fees (b)	$78,580	$71,000
Tax Fees (c)	$323,911	$616,826
All Other Fees (d)	$—	—

(a) “Audit Fees” include amounts for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements and services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements, including for 2018, portions of which have not been billed at the time of this filing and fees billed for consents issued in conjunction with the registrant’s post-

effective amendments to the Funds’ registration statements filed for each of the last two fiscal years. The fees billed during the fiscal year ended September 30, 2018 also include consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of Advisor Shares and Institutional Shares of Artisan Thematic Fund. The fees billed during the fiscal year ended September 30, 2017 also include consents issued in conjunction with the registrant’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of Artisan Thematic Fund and Artisan Global Discovery Fund and in conjunction with the initial offering of Advisor Shares of Artisan Small Cap Fund.

(b) “Audit-Related Fees” include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements. Audit-related fees have not been reported under the item “audit fees” in the chart above.

The fees billed by Ernst & Young LLP during the fiscal years ended September 30, 2018 and September 30, 2017 include fees incurred for services for review procedures performed in conjunction with the semiannual reports to shareholders as of March 31, 2018 and March 31, 2017.

(c) “Tax Fees” include amounts for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

The fees shown in the table above for the fiscal year ended September 30, 2018 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2018, which have not been billed as of the time of this filing; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2018, which also have not yet been billed as of the time of this filing; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2017 and the excise year ended December 31, 2017, and the semiannual period ended March 31, 2018; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2017; and (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2018.

The fees shown in the table above for the fiscal year ended September 30, 2017 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2017; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2017; (3) the use of a PFIC database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2016 and the excise year ended December 31, 2016, and the semiannual period ended March 31, 2017; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young LLP for the calendar year ended December 31, 2016; (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young LLP for the fiscal year ended September 30, 2017; and (6) the filing of reclaims of tax amounts withheld by European Union member countries.

(d) None.

(e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chairman to exercise that authority in the intervals between meetings; and the chairman presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees for the fiscal years ended September 30, 2018 and September 30, 2017 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2018 and September 30, 2017, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003. No such services were rendered on or after May 6, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of September 30, 2018 are included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.    Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)	(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 3, 2018

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	December 3, 2018